UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02421

The Tax-Exempt Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2017

Steven I. Koszalka

The Tax-Exempt Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Semi-annual reports for the six months
ended January 31, 2017

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America seeks to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America seeks to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund seeks to provide you with a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California seeks to provide you with a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York seeks to provide you with a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

Each fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted (maximum 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York), the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2016 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated January 1, 2017.

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	10 years/Lifetime*	expense ratios

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	–2.53%	0.18%	1.05%	0.59%
Limited Term Tax-Exempt Bond Fund of America	–2.75	1.11	2.76	0.59

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	–3.41	2.96	3.55	0.54
American High-Income Municipal Bond Fund	–2.27	5.11	3.86	0.67
The Tax-Exempt Fund of California	–3.86	3.41	3.75	0.60
American Funds Tax-Exempt Fund of New York	–3.75	2.41	3.10	0.72 †

*	Applicable only to American Funds Tax-Exempt Fund of New York, which began operations on 11/1/10. All other funds reflect 10-year results.
†	The net expense ratio for American Funds Tax-Exempt Fund of New York is 0.69% as of the prospectus dated January 1, 2017.

For other share class results, visit americanfunds.com.

The 10-year investment result for American Funds Short-Term Tax-Exempt Bond Fund includes the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore is not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of that period. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Fund of New York. Investment results reflect the reimbursement, without which the results would have been lower. This reimbursement will be in effect through at least January 1, 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit americanfunds.com for more information.

A summary of each fund’s 30-day yield can be found on page 3.

Fellow investors:

This report covers the results of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York for the six months ended January 31, 2017.

Volatility returned to the municipal bond market during the first half of the funds’ fiscal year as investors weighed the potential impact of the U.S. presidential election, strengthening economic conditions and rising interest rates. The market was further pressured by a record level of municipal bond issuance in 2016. Against this backdrop, all six funds registered declines, ranging from –0.92% for American Funds Short-Term Tax-Exempt Bond Fund to –3.77% for American High-Income Municipal Bond Fund. (See pages 4 through 10 for fund specific results and information.)

Economic and market overview

The first half of the fiscal year began as the prior ended, with a strong showing for municipal bond markets on the whole. In August, the unmanaged Bloomberg Barclays Municipal Bond Index, a broad measure of the tax-exempt investment-grade market (bonds rated BBB/Baa and above), recorded its 14th consecutive month of positive returns. By September, however, that trend reversed sharply and the tax-exempt market experienced a high level of volatility.

This abrupt shift in market sentiment was attributable to several factors, including upbeat economic news. Gross Domestic Product (GDP) rose an annualized rate of 3.5% in the third quarter of 2016, up from 1.4% in the second. Wages also improved, climbing nearly 3.0% year over year in December. In response to expectations for tax cuts and a pro-growth agenda from the new administration, bond yields spiked in November and December.

Inflation expectations also increased significantly. In December, U.S. consumer prices rose 2.1% on a year-over-year basis, the largest inflation bump since June 2014. In a widely anticipated move, the U.S. Federal Reserve raised the federal funds target rate to a range of 0.50%–0.75% in mid-December. Longer term interest rates also rose during the period, depressing U.S. Treasury bond prices. Tax-exempt bonds sold off along with the broader bond market.

Municipal bond issuance reached an all-time high in 2016, further pressuring the market. The year’s $445 billion in offerings — driven by refundings mid-year as issuers looked to take advantage of low borrowing costs — eclipsed the old record of $433 billion set in 2010. After experiencing inflows for the first 10 months of the year, muni fund flows turned negative in November and December, further contributing to the volatility.

In the closing weeks of the period however, fund flows turned positive

American Funds Tax-Exempt Funds	1

again, helping drive a modest muni market rebound.

In general, municipal bonds of lower credit quality suffered more pronounced declines than higher rated issues, and longer term bonds tended to trail those with shorter maturities. Given the accelerating growth of the U.S. economy and anticipation of the Fed’s rate hike in December, most of the funds covered in this report entered the period with a conservative approach, maintaining a relatively short duration position. This helped mitigate the worst of the declines during the heightened volatility that characterized the final months of the calendar year. That said, the funds tended to lag the broader market during the rebound that occurred during the closing weeks of the period.

Looking ahead

As we look to the months ahead, there remains a great deal of uncertainty. The United States economy appears to be gaining momentum, and bond and equity markets alike have appeared to price in the potential effect of any shifts in policy under President Trump. That said, it is important to recognize that the details of future policy and their potential impact remain unclear. The possibility of both higher inflation and interest rates presents further challenges for municipal bond investors. Fed officials have in fact signaled that more rate increases are likely in 2017.

At this time we do not expect municipal bond returns to match the strong levels of the last few years. Faced with higher uncertainty and probable market volatility, we expect to maintain relatively neutral duration and curve investment positions. That being said, we believe that in the current low-yield environment we may continue to uncover potentially compelling income opportunities through comprehensive credit research.

We appreciate the trust you have placed in us and look forward to reporting back to you at the close of the fiscal year.

Sincerely,

Neil L. Langberg

President, American Funds Short-Term
Tax-Exempt Bond Fund, Limited Term
Tax-Exempt Bond Fund of America,

The Tax-Exempt Bond Fund of America
and The Tax-Exempt Fund of California

Jerry H. Solomon

President, American Funds Tax-Exempt
Fund of New York

Karl J. Zeile

President, American High-Income
Municipal Bond Fund

March 17, 2017

For current information about the funds, visit americanfunds.com.

2	American Funds Tax-Exempt Funds

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield and 12-month distribution rate for Class A shares as of February 28, 2017. Both measures reflect the 2.50%/3.75% maximum sales charge. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ. The equivalent taxable yield assumes a 43.4% tax rate.1

Class A shares	SEC 30-day yield		Equivalent taxable yield		12-month distribution rate
Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	1.06%		1.87%		1.06%
Limited Term Tax-Exempt Bond Fund of America	1.31		2.31		2.00

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	2.17		3.83		3.02
American High-Income Municipal Bond Fund	3.35		5.92		3.68
The Tax-Exempt Fund of California	2.01		4.10	[2]	2.96
American Funds Tax-Exempt Fund of New York	2.10	[3]	4.07	[4]	2.42

[1]	Based on 2016 federal tax rates. For the year 2016, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[2]	For investors in the 50.93% federal and California state tax bracket.
[3]	The SEC 30-day yield for American Funds Tax-Exempt Fund of New York is 2.10% with the fund’s reimbursement.
[4]	For investors in the 48.39% federal and New York state tax bracket.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income (such as distributions from gains on the sale of certain bonds purchased at less than par value, for The Tax-Exempt Bond Fund of America), as well as capital gain distributions, may be taxable. High-yield/lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade/higher rated bonds. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are more susceptible to factors adversely affecting issuers of each state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Tax-Exempt Funds	3

American Funds Short-Term Tax-Exempt Bond Fund

The fund registered a total return of –0.92% for the first half of the fiscal year, trailing the –0.68% return of the Lipper Short Municipal Debt Funds Average, a peer group measure. The fund also lagged the –0.88% decline of the Bloomberg Barclays Municipal Short 1–5 Years Index.

The fund paid monthly dividends totaling 6 cents a share for the six months. This amounts to a federally tax-exempt income return of 0.55% for investors who reinvested dividends. This is equivalent to a taxable income return of 0.97% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

In an uncertain market environment, the fund’s managers sought to provide relative stability. With yields near multiyear lows, the fund maintained its focus on high-quality issues of shorter duration. Municipal bonds on the whole struggled during the period; among the fund’s biggest detractors were revenue bonds supporting single-family housing and hospital facilities.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 1.06% tax-exempt distribution rate3 as of January 31, 2017.

If your taxable income is …				… then your federal		The fund’s tax-exempt distribution rate of 1.06% is
Single		Joint		tax rate is …		equivalent to a taxable rate of …
$0 –	9,275	$0 –	18,550	10.0%		1.18%
9,276 –	37,650	18,551 –	75,300	15.0		1.25
37,651 –	91,150	75,301 –	151,900	25.0		1.41
91,151 –	190,150	151,901 –	231,450	28.0		1.47
190,151 –	413,350	231,451 –	413,350	36.8	[1]	1.68
413,351 –	415,050	413,351 –	466,950	38.8	[1]	1.73
Over 415,050		Over 466,950		43.4	[1]	1.87

[1]	For the year 2016, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2016 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2017. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

4	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

The fund recorded a decline of –1.75% for the six months ended January 31, a result that bested the –1.91% total return of the Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index. The fund’s result was in line with the –1.78% total return of the Lipper Short-Intermediate Municipal Debt Funds Average, a peer group measure.

The fund paid monthly dividends totaling 16 cents a share for the period. Those individuals who reinvested dividends received a federally tax-exempt income return of 1.00%. This is equivalent to a taxable income return of 1.77% for investors in the 43.4%1 maximum federal tax bracket.

The fund focuses primarily on investment-grade bonds (those rated BBB/Baa and above). The fund’s managers positioned the portfolio fairly conservatively, seeking to maintain a relatively short duration. This approach dampened returns to an extent as the broader municipal bond market experienced a solid rebound in the final weeks of the period.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.02% tax-exempt distribution rate3 as of January 31, 2017.

If your taxable income is …				... then your federal		The fund’s tax-exempt distribution rate of 2.02% is
Single		Joint		tax rate is …		equivalent to a taxable rate of ...
$0 –	9,275	$0 –	18,550	10.0%		2.24%
9,276 –	37,650	18,551 –	75,300	15.0		2.38
37,651 –	91,150	75,301 –	151,900	25.0		2.69
91,151 –	190,150	151,901 –	231,450	28.0		2.81
190,151 –	413,350	231,451 –	413,350	36.8	[1]	3.20
413,351 –	415,050	413,351 –	466,950	38.8	[1]	3.30
Over 415,050		Over 466,950		43.4	[1]	3.57

[1]	For the year 2016, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2016 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2017. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	5

The Tax-Exempt Bond Fund of America

The fund logged a total return of –3.37% during the six-month period, a result that was in line with the –3.34% decline of the Bloomberg Barclays Municipal Bond Index. However, the fund outpaced the –3.59% total return of the Lipper General & Insured Municipal Debt Funds Average, a peer group measure.

During the period, the fund paid monthly dividends totaling 20 cents a share, amounting to a federally tax-exempt income return of 1.51% for investors who reinvested dividends. This is equivalent to a taxable income return of 2.67% for investors in the 43.4%1 maximum federal tax bracket. The fund does not invest in bonds subject to the Alternative Minimum Tax (AMT).

The fund’s managers continued on a relatively conservative path during the first half of the fiscal year, focusing on minimizing risk in an uncertain environment. They continue to seek out opportunities for incremental yield through deep credit research while remaining mindful of improving economic conditions and the potential for rising interest rates. At the close of the period about 93% of the portfolio consisted of revenue bonds. The largest concentrations were in holdings backing health care and transportation initiatives.

Amid declines across most areas of the market, holdings of bonds supporting hospital facilities were particularly detrimental to fund returns.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.04% tax-exempt distribution rate3 as of January 31, 2017.

If your taxable income is …				... then your federal		The fund’s tax-exempt distribution rate of 3.04% is
Single		Joint		tax rate is …		equivalent to a taxable rate of ...
$0 –	9,275	$0 –	18,550	10.0%		3.38%
9,276 –	37,650	18,551 –	75,300	15.0		3.58
37,651 –	91,150	75,301 –	151,900	25.0		4.05
91,151 –	190,150	151,901 –	231,450	28.0		4.22
190,151 –	413,350	231,451 –	413,350	36.8	[1]	4.81
413,351 –	415,050	413,351 –	466,950	38.8	[1]	4.97
Over 415,050		Over 466,950		43.4	[1]	5.37

[1]	For the year 2016, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2016 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2017. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

6	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

The fund registered a total return of –3.77% for the first half of its fiscal year. This result exceeded both the –3.91% loss of the Bloomberg Barclays High Yield Municipal Bond Index, and the –4.25% total return of the Lipper High Yield Municipal Debt Funds Average, a measure of the fund’s peer group.

For the six months, the fund paid monthly dividends totaling 29 cents a share, amounting to a federally tax-exempt income return of 1.83% for investors who reinvested dividends. This is equivalent to a taxable income return of 3.23% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

Rigorous credit research helped the fund mitigate the impact of some of the more extreme crosscurrents in the municipal bond market. Holdings of bonds backing hospitals, senior living facilities and airports posted some of the worst declines for the period.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.73% tax-exempt distribution rate3 as of January 31, 2017.

If your taxable income is …				... then your federal		The fund’s tax-exempt distribution rate of 3.73% is
Single		Joint		tax rate is …		equivalent to a taxable rate of ...
$0 –	9,275	$0 –	18,550	10.0%		4.14%
9,276 –	37,650	18,551 –	75,300	15.0		4.39
37,651 –	91,150	75,301 –	151,900	25.0		4.97
91,151 –	190,150	151,901 –	231,450	28.0		5.18
190,151 –	413,350	231,451 –	413,350	36.8	[1]	5.90
413,351 –	415,050	413,351 –	466,950	38.8	[1]	6.09
Over 415,050		Over 466,950		43.4	[1]	6.59

[1]	For the year 2016, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2016 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2017. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	7

The Tax-Exempt Fund of California

The fund posted a total return of –3.66% for the six months. This result bested the –4.22% total return of the Lipper California Municipal Debt Funds Average, a peer group measure. However, the fund trailed the –3.54% return of the Bloomberg Barclays California Municipal Index.

For the period, the fund paid monthly dividends totaling 27 cents a share. Those investors who reinvested dividends received an income return of 1.48%. This is equivalent to a taxable income return of 3.02% for investors in the 50.93%1 effective combined federal and California state tax bracket.

Holdings of tax assessment bonds and issues backing hospitals and school districts dampened fund returns.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper.

Tax-exempt yields vs. taxable yields

Find your estimated 2016 taxable income below to determine your combined federal and California tax rate2, then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.99% tax-exempt distribution rate3 at January 31, 2017.

If your taxable income is …				… then your combined federal and California		The fund’s tax-exempt distribution rate of 2.99% is
Single		Joint		state tax rate is …		equivalent to a taxable rate of ...
$0 –	8,015	$0 –	16,030	10.90%		3.36%
8,016 –	9,275	16,031 –	18,550	11.80		3.39
9,276 –	19,001	18,551 –	38,002	16.70		3.59
19,002 –	29,989	38,003 –	59,978	18.40		3.66
29,990 –	37,650	59,979 –	75,300	20.10		3.74
37,651 –	41,629	75,301 –	83,258	29.50		4.24
41,630 –	52,612	83,259 –	105,224	31.00		4.33
52,613 –	91,150	105,225 –	151,900	31.98		4.40
91,151 –	190,150	151,901 –	231,450	34.70		4.58
190,151 –	268,750	231,451 –	413,350	42.68	[1]	5.22
268,751 –	322,499	–		43.31	[1]	5.27
322,500 –	413,350	–		43.94	[1]	5.33
–		413,351 –	466,950	44.49	[1]	5.39
413,351 –	415,050	–		45.72	[1]	5.51
–		466,951 –	537,500	48.66	[1]	5.82
–		537,501 –	644,998	49.23	[1]	5.89
415,051 –	537,498	644,999 –	1,000,000	49.80	[1]	5.96
537,499 –	1,000,000	1,000,001 –	1,074,996	50.36	[1]	6.02
Over –	1,000,000	Over 1,074,996		50.93	[1]	6.09
[1]

For the year 2016, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 50.93% marginal tax rate on their investment income.

[2]	Based on 2016 federal and 2016 California state tax rates. (State rates from 1.0% to 13.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2017. Capital gains distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

8	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

The fund recorded a total return of –3.55%, trailing the –3.22% decline of the Bloomberg Barclays New York Municipal Index. By way of comparison, the Lipper New York Municipal Debt Funds Average, a peer group measure, posted a –3.51% total return.

The fund paid monthly dividends totaling 14 cents a share for the six months. This represents an income return of 1.23% for those who reinvested dividends. For investors in the 48.39%1,2 combined effective federal and New York state tax bracket, this is equivalent to a taxable income return of 2.38%.

Revenue bonds supporting higher education and hospitals and general obligation bonds were among those holdings that detracted from the fund’s overall total return.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper.

Tax-exempt yields vs. taxable yields

Find your estimated 2016 taxable income below to determine your combined federal and New York state tax rate,2,3 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.43% tax-exempt distribution rate4 at January 31, 2017.

If your taxable income is …				… then your combined federal and New York		The fund’s tax-exempt distribution rate of 2.43% is
Single		Joint		state tax rate is …		equivalent to a taxable rate of ...
$0 –	8,450	$0 –	17,050	13.60%		2.81%
8,451 –	9,275	17,051 –	18,550	14.05		2.83
9,276 –	11,650	18,551 –	23,450	18.83		2.99
11,651 –	13,850	23,451 –	27,750	19.46		3.02
13,851 –	21,300	27,751 –	42,750	20.02		3.04
21,301 –	37,650	42,751 –	75,300	20.48		3.06
37,651 –	80,150	75,301 –	151,900	29.84		3.46
80,151 –	91,150	–		29.99		3.47
–		151,901 –	160,500	32.64		3.61
91,151 –	190,150	160,501 –	231,450	32.79		3.62
190,151 –	214,000	231,451 –	321,050	41.00	[1]	4.12
214,001 –	413,350	321,051 –	413,350	41.13	[1]	4.13
413,351 –	415,050	413,351 –	466,950	42.99	[1]	4.26
415,051 –	1,070,350	466,951 –	2,140,900	47.28	[1]	4.61
over –	1,070,350	over –	2,140,900	48.39	[1]	4.71
[1]

For the year 2016, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 48.39% marginal tax rate on their investment income.

[2]	Income generated by the fund’s investments is also generally exempt from New York City taxes, offering additional tax advantages to New York City residents.
[3]	Based on 2016 federal and 2016 New York state tax rates. (State rates from 4.00% to 8.82% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates assume full deductibility of state taxes.
[4]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2017. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	9

Results at a glance

For periods ended January 31, 2017, with distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]
American Funds Short-Term Tax-Exempt Bond Fund (Class A shares)	–0.11%	0.66%	—	1.22%
Bloomberg Barclays Municipal Short 1–5 Years Index[2]	0.12	1.12	—	1.74
Lipper Short Municipal Debt Funds Average	–0.10	0.59	—	1.13

Limited Term Tax-Exempt Bond Fund of America (Class A shares)	–0.56	1.50	3.09%	3.95
Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index[3]	–0.36	1.77	3.58	4.20
Lipper Short-Intermediate Municipal Debt Funds Average	–0.46	1.14	2.58	3.45

The Tax-Exempt Bond Fund of America (Class A shares)	–0.25	3.25	4.01	6.49
Bloomberg Barclays Municipal Bond Index	–0.28	2.94	4.34	—	[4]
Lipper General & Insured Municipal Debt Funds Average	–0.45	2.94	3.65	6.24

American High-Income Municipal Bond Fund (Class A shares)	1.04	5.38	4.31	5.50
Bloomberg Barclays Municipal Bond Index	–0.28	2.94	4.34	5.38
Bloomberg Barclays High Yield Municipal Bond Index	3.85	5.44	4.14	—	[4]
Lipper High Yield Municipal Debt Funds Average	0.66	4.65	3.42	4.99

The Tax-Exempt Fund of California (Class A shares)	–0.75	3.70	4.20	5.53
Bloomberg Barclays California Municipal Index	–0.45	3.48	4.54	—	[4]
Lipper California Municipal Debt Funds Average	–0.51	3.63	3.98	5.53

American Funds Tax-Exempt Fund of New York (Class A shares)	–0.24	2.75	—	3.80
Bloomberg Barclays New York Municipal Index	–0.26	2.93	—	3.62
Lipper New York Municipal Debt Funds Average	–0.02	2.68	—	3.33

[1]	Since 8/7/09 (American Funds Short-Term Tax-Exempt Bond Fund), 10/6/93 (Limited Term Tax-Exempt Bond Fund of America), 10/3/79 (The Tax-Exempt Bond Fund of America), 9/26/94 (American High-Income Municipal Bond Fund), 10/28/86 (The Tax-Exempt Fund of California) and 11/1/10 (American Funds Tax-Exempt Fund of New York).
[2]	Bloomberg Barclays Municipal Short 1–5 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years.
[3]	Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years.
[4]	This index did not exist at the fund’s inception.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper.

10	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund	unaudited
Summary investment portfolio January 31, 2017

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 91.44%	Principal amount (000)	Value (000)
Alabama 2.28%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	$9,500	$10,185
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2018	3,315	3,519
Other securities		5,372
		19,076

California 10.54%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 1.56% 2045 (put 2023)[1]	6,600	6,551
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 1.33% 2047 (put 2019)[1]	3,000	2,995
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 1.26% 2034 (put 2020)[1]	2,000	2,001
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-C, 1.00% 2053 (put 2019)	5,000	4,933
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	2,200	2,514
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-B, 5.00% 2043 (put 2017)	1,145	1,177
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	1,500	1,676
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, 1.043% 2047 (put 2019)[1]	3,500	3,483
Los Angeles County, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	3,000	3,174
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 3.50% 2021	3,350	3,504
Other securities		56,183
		88,191

Connecticut 1.54%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	825	866
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	1,300	1,366
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, 4.00% 2044	1,345	1,396
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	570	577
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	3,240	3,372

American Funds Tax-Exempt Funds	11

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	$1,925	$2,006
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2016-A-1, 4.00% 2045	1,365	1,456
Other securities		1,861
		12,900

Florida 4.40%
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	1,660	1,797
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	1,300	1,322
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2017	1,000	1,014
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	7,450	8,064
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B, 1.65% 2029 (put 2019)	1,500	1,500
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2013-B-1, 1.375% 2038 (put 2019)	2,225	2,203
Health Facs. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2001-A-2, 4.00% 2036 (put 2019)	1,500	1,579
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 1.41% 2017[1]	3,800	3,801
Other securities		15,523
		36,803

Georgia 2.81%
Dev. Auth. Of Floyd County, Pollution Control Rev. Bonds (Georgia Power Company Plant Hammond Project), 2.35% 2022 (put 2020)	4,000	4,007
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series), Series 2014-A, 0.93% 2025 (put 2017)[1]	5,250	5,246
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2014-B, 0.91% 2025 (put 2017)[1]	3,500	3,497
Other securities		10,740
		23,490

Illinois 6.96%
Build Bonds (Sales Tax Rev. Bonds), Series June 2013, 5.00% 2020	3,500	3,848
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	3,000	3,233
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 1998-B, 1.65% 2025 (put 2019)	10,390	10,429
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	1,250	1,250
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.66% 2050 (put 2025)[1]	3,400	3,366
Other securities		36,171
		58,297

Indiana 2.54%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 1.75% 2031 (put 2015)	500	502
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2017	2,500	2,509
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2019	1,100	1,211
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2022	2,500	2,905
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2023	2,000	2,345

12	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-5, 2.00% 2027 (put 2017)	$2,615	$2,626
Hobart Building Corp. (Lake County), First Mortgage Bonds, Series 2006, National insured, 6.50% 2029 (preref. 2020)	6,000	6,897
Other securities		2,276
		21,271

Kentucky 0.62%
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 112), Series 2016-B, 5.00% 2022	4,500	5,156

Maryland 1.03%
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2011-A, 5.00% 2024 (preref. 2019)	900	982
Other securities		7,608
		8,590

Massachusetts 4.01%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2014-M-3, 1.18% 2038 (put 2018)[1]	8,315	8,315
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2014-M-5, 0.96% 2038 (put 2018)[1]	1,075	1,075
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 5.00% 2024	3,000	3,361
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2021	3,000	3,272
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	765	794
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	820	855
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	1,345	1,415
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	965	1,025
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	1,000	1,043
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 160, AMT, 3.75% 2034	400	411
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	450	455
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	1,445	1,463
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	850	904
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	3,220	3,402
Other securities		5,740
		33,530

Michigan 4.32%
State Hospital Fin. Auth., Project Rev. Ref. Bonds (Ascension Health Credit Group), Series 2010-F3, 1.40% 2047 (put 2018)	1,500	1,501
Other securities		34,703
		36,204

Minnesota 1.20%
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	530	551
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	730	756
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	595	604
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	1,115	1,187
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	4,365	4,598
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	870	921
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	890	923
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	250	267
Other securities		269
		10,076

Nebraska 1.60%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	4,200	4,554
Other securities		8,809
		13,363

American Funds Tax-Exempt Funds	13

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada 1.56%
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	$5,500	$5,519
Other securities		7,576
		13,095

New Jersey 2.48%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	4,000	4,196
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,562
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,105
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2020	750	813
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2021	2,000	2,187
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 5.00% 2018	2,250	2,368
Other securities		5,521
		20,752

New Mexico 0.83%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison
Company Four Corners Project), 1.875% 2029 (put 2020)	2,000	2,012
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	2,250	2,245
Other securities		2,697
		6,954

New York 8.21%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2019	750	803
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2020	2,000	2,250
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 1.24% 2039 (put 2020)[1]	6,250	6,243
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	1,530	1,568
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	2,855	2,935
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	2,985	3,196
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	1,000	1,051
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	650	685
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	950	986
City of New York, G.O. Bonds, Fiscal 2014 Series A-6, 1.13% 2031[1]	2,500	2,497
City of New York, G.O. Bonds, Series 2008-J-4, 1.21% 2025[1]	6,000	6,000
City of New York, G.O. Bonds, Series 2012-I, 5.00% 2018	1,000	1,059
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2020	1,500	1,681
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series B, 5.00% 2017	1,000	1,000
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	4,700	5,081
Other securities		31,728
		68,763

Ohio 1.66%
Solid Waste Disposal Rev. Bonds (Waste Management Inc. Project), Series 2002, AMT, 1.70% 2022 (put 2018)	2,500	2,508
Other securities		11,376
		13,884

14	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Oregon 1.20%
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 1.66% 2022 (put 2018)[1]	$3,000	$3,000
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 1.51% 2020 (put 2017)[1]	1,500	1,500
Other securities		5,581
		10,081

Pennsylvania 3.12%
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	4,000	4,152
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	1,675	1,736
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	1,775	1,839
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	905	943
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	985	1,030
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	3,440	3,682
Turnpike Commission, Turnpike Rev. Bonds, Series 2016, 5.00% 2021	3,500	3,930
Other securities		8,769
		26,081

Rhode Island 1.09%
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	3,010	3,157
Other securities		5,979
		9,136

South Carolina 0.73%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-A, 4.00% 2020	2,945	3,207
Other securities		2,905
		6,112

Tennessee 1.52%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	565	594
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	785	832
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	1,345	1,415
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	660	695
Housing Dev. Agcy., Residential Fin. Program Bonds, 4.00% 2046	455	484
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	1,235	1,266
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	1,220	1,271
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 2039	1,605	1,686
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	1,375	1,452
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	1,040	1,095
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	930	978
Other securities		1,000
		12,768

Texas 8.83%
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 2.50% 2020 (put 2013)	2,000	2,030
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, 5.00% 2018	2,000	2,082
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2009-A, 5.25% 2024 (preref. 2019)	1,100	1,188
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2018)	1,625	1,641
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	5,500	5,584
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 1.040% 2033 (put 2018)[1]	6,000	5,987

American Funds Tax-Exempt Funds	15

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 1.040% 2041 (put 2018)[1]	$6,500	$6,496
Board of Regents of The University of Texas System, Rev. Fncg. System Bonds, Series 2016-J, 5.00% 2024	5,000	5,990
Other securities		42,953
		73,951

Virginia 0.79%
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2013-A, 5.00% 2020	3,000	3,335
Other securities		3,284
		6,619

Washington 3.26%
Econ. Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, 2.125% 2020[2]	5,000	5,021
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2012-B, 4.00% 2042 (put 2021)	250	273
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-A, 5.00% 2018	500	532
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	2,550	2,893
Other securities		18,559
		27,278

Wisconsin 2.52%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)	1,000	1,060
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	4,500	4,989
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	3,855	3,994
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,482
Other securities		9,539
		21,064

Other states & U.S. territories 9.79%
Other securities		81,850

Total bonds, notes & other debt instruments (cost: $767,110,000)		765,335

Short-term securities 8.35%
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2009-B, 0.74% 3/1/2017	10,000	10,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 0.58% 2035[1]	7,000	7,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.58% 2035[1]	3,000	3,000
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.63% 2036[1]	7,300	7,300
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.63% 2035[1]	3,700	3,700
State of New York, City of New York, G.O. Bonds, Series 2008-J-5, 0.63% 2028[1]	3,310	3,310
State of New York, City of New York, G.O. Bonds, Series 2008-L-4, 0.62% 2038[1]	3,100	3,100
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 0.63% 2045[1]	2,000	2,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.63% 2045[1]	10,700	10,700

16	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
State of New York, New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003, Series 2002-1-C, 0.63% 2022[1]	$7,160	$7,160
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2003-F-2, 0.62% 2035[1]	5,650	5,650
Other securities		7,006

Total short-term securities (cost: $69,926,000)		69,926
Total investment securities 99.79% (cost: $837,036,000)		835,261
Other assets less liabilities 0.21%		1,762

Net assets 100.00%		$837,023

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,021,000, which represented .60% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	17

Limited Term Tax-Exempt Bond Fund of America	unaudited
Summary investment portfolio January 31, 2017

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 93.48%	Principal amount (000)	Value (000)
Alabama 1.01%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	$14,500	$15,545
Other securities		22,027
		37,572

California 10.93%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 1.56% 2045 (put 2023)[1]	20,500	20,348
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-C-1, 1.56% 2047 (put 2023)[1]	3,500	3,474
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 1.33% 2047 (put 2019)[1]	1,000	999
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.76% 2045 (put 2024)[1]	2,500	2,500
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 1.26% 2034 (put 2020)[1]	2,500	2,501
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-H, 1.36% 2034 (put 2021)[1]	10,480	10,474
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2020 (preref. 2019)	9,000	9,833
Other securities		358,150
		408,279

Connecticut 1.36%
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	9,176
Other securities		41,534
		50,710

Florida 7.64%
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	2,000	2,102
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	5,000	5,412
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	10,035	10,191
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2020	3,500	3,830
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	3,600	3,897
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2020	4,500	4,993

18	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2021	$1,000	$1,132
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	10,200	11,742
Fin. Auth., Econ. Dev. Rev. Bonds (Republic Services, Inc. Project), Series 2010-B, 0.90% 2028 (put 2017)[1]	10,500	10,500
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,000	13,073
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	13,082
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project), Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	10,370	10,874
Other securities		194,628
		285,456

Georgia 2.74%
Municipal Electric Auth., Project 1, Series 2008-D, 5.75% 2019 (preref. 2018)	11,840	12,627
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	11,594
Other securities		78,267
		102,488

Hawaii 0.53%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	9,900	10,409
Other securities		9,522
		19,931

Illinois 9.59%
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2019	2,785	2,975
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2012-B, AMT, 5.00% 2024	2,000	2,216
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	3,055	3,415
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2025	6,170	6,816
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2021	10,000	11,053
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2018	2,000	2,064
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2019	2,000	2,123
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2013-B, AMT, 5.00% 2022	3,000	3,354
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2026	4,000	4,687
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 2029	1,500	1,762
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2019 (preref. 2018)	2,000	2,074
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,636
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2023	1,500	1,732
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-B, 5.00% 2019	2,500	2,671
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2028	3,145	3,602
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2022	10,500	11,774

American Funds Tax-Exempt Funds	19

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.66% 2050 (put 2025)[1]	$10,500	$10,394
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023	12,925	14,585
Other securities		265,239
		358,172

Michigan 4.85%
Housing Dev. Auth., Single-Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	20,600	21,445
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,031
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, National insured, 5.00% 2017	1,000	1,031
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	595	620
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2017	1,615	1,663
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2018	3,590	3,794
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2019	1,000	1,082
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	10,000	11,027
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2021	8,240	9,211
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, Assured Guaranty Municipal insured, 4.00% 2020	4,000	4,265
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	1,000	1,092
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2019	3,560	3,851
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2025	1,500	1,717
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2026	1,000	1,136
Other securities		118,228
		181,193

Nebraska 0.99%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	8,800	9,542
Other securities		27,352
		36,894

Nevada 2.17%
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2020	12,320	13,742
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	15,150	15,203
Other securities		52,229
		81,174

New Jersey 2.71%
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 1.34% 2024 (put 2018)[1]	11,500	11,509
Other securities		89,583
		101,092

20	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
New York 8.58%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	$5,500	$6,237
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	3,670	3,868
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,656
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2021	3,470	3,820
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,000	5,935
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2027	3,150	3,667
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 1.24% 2039 (put 2020)[1]	12,250	12,235
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2018	1,105	1,182
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2020	7,000	7,874
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2021	1,000	1,147
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,432
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	9,700	10,190
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2032	1,500	1,754
City of New York, G.O. Bonds, Series 2008-J-4, 1.21% 2025[1]	8,825	8,825
City of New York, G.O. Bonds, Series 2011-I-1, 5.00% 2017	5,000	5,105
City of New York, G.O. Bonds, Series 2012-I, 5.00% 2020	5,000	5,605
City of New York, G.O. Bonds, Series 2013-E, 5.25% 2022	5,000	5,882
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2025	3,000	3,558
City of New York, G.O. Bonds, Series 2014-G, 5.00% 2023	1,500	1,766
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,166
City of New York, G.O. Bonds, Series 2016-E, 5.00% 2026	2,000	2,412
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2025	2,420	2,906
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	5,000	5,923
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series B, 5.00% 2017	1,910	1,910
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2003 Series A-1, 5.00% 2022	1,305	1,521
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2022	1,750	1,999
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2017	10,000	10,071
Other securities		196,946
		320,592

Pennsylvania 5.12%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 2046	12,000	12,536
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	550	570
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	7,245	7,507
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	905	943
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	7,410	7,749
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	10,680	11,432
Other securities		150,348
		191,085

South Dakota 0.47%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	10,200	10,738
Other securities		6,967
		17,705

American Funds Tax-Exempt Funds	21

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas 9.09%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	$13,040	$13,844
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Rev. Ref. Bonds (Baylor College of Medicine), 1.34% 2045 (put 2020)[1]	13,000	13,193
Harris County, Toll Road Rev. Bonds, Series 2012-B, 1.36% 2021 (put 2018)[1]	13,500	13,493
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	10,000	10,780
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	11,500	11,676
Other securities		276,709
		339,695

Virginia 0.56%
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	12,000	12,071
Other securities		8,946
		21,017

Washington 2.46%
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2015-S-2A, 1.33% 2045 (put 2018)[1]	10,500	10,506
Various Purpose G.O. Bonds, Series 2017-D, 5.00% 2028	10,000	12,067
Other securities		69,251
		91,824

Wisconsin 1.62%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	10,310	11,430
Other securities		48,995
		60,425

Other states & U.S. territories 21.06%
Other securities		786,982

Total bonds, notes & other debt instruments (cost: $3,458,154,000)		3,492,286

Short-term securities 6.30%
State of California, County of Los Angeles, 2016-17 Tax and Rev. Anticipation Notes, 3.00% 6/30/2017	14,000	14,141
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2016-A, 2.00% 6/27/2017	25,000	25,131
State of Idaho, Tax Anticipation Notes, Series 2016, 2.00% 6/30/2017	20,000	20,101
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.58% 2030[1]	5,000	5,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 0.58% 2030[1]	10,000	10,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.58% 2035[1]	4,000	4,000
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2016-A-1-F, 2.00% 3/1/2017	7,500	7,507
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-1-E, 2.00% 3/1/2017	10,000	10,010
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.63% 2036[1]	6,100	6,100
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.63% 2035[1]	10,610	10,610
State of New York, City of New York, G.O. Bonds, Series 2008-J-5, 0.63% 2028[1]	10,000	10,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 0.63% 2045[1]	14,850	14,850
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-4, 0.63% 2045[1]	2,800	2,800
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.63% 2045[1]	14,000	14,000

22	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
State of New York, New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003, Series 2002-1-C, 0.63% 2022[1]	$1,790	$1,790
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2006, Series 2005-B, 0.62% 2032[1]	8,530	8,530
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 0.63% 2050[1]	3,200	3,200
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2016-A, 2.00% 6/30/2017	13,000	13,069
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2017-H-2, 0.75% 2/7/2017	5,000	5,000
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 1.00% 6/30/2017	5,000	5,004
Other securities		44,594

Total short-term securities (cost: $235,445,000)		235,437
Total investment securities 99.78% (cost: $3,693,599,000)		3,727,723
Other assets less liabilities 0.22%		8,183

Net assets 100.00%		$3,735,906

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $34,311,000, which represented .92% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	23

The Tax-Exempt Bond Fund of America	unaudited
Summary investment portfolio January 31, 2017

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 94.37%	Principal amount (000)	Value (000)
Alabama 1.85%
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 2043	$26,200	$29,074
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	50,000	53,605
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	22,340	24,785
Public School and College Auth., Capital Improvement Bonds, Series 2007, 5.00% 2019 (preref. 2017)	30,220	31,275
Other securities		115,254
		253,993

Arizona 2.14%
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 1.479% 2037[1]	27,200	23,250
Other securities		269,794
		293,044

California 10.21%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.76% 2045 (put 2024)[1]	30,850	30,847
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	24,000	27,426
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,850	23,140
Other securities		1,320,513
		1,401,926

Colorado 2.23%
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	29,815	30,428
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	23,765	26,323
Other securities		249,942
		306,693

Delaware 0.23%
Transportation Auth., Rev. Bonds (U.S. 301 Project), 5.00% 2055	25,455	27,675
Other securities		3,517
		31,192

24	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Florida 7.42%
Greater Orlando Aviation Auth. (City of Orlando), Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 2046	$21,020	$23,513
Orlando-Orange County, Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	30,470
Other securities		964,402
		1,018,385

Georgia 2.66%
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	24,102
Other securities		341,272
		365,374

Illinois 11.58%
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	27,500	30,159
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 2051	24,000	25,374
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	23,190	24,407
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	26,890	28,865
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	27,500	30,449
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	18,820	21,859
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.66% 2050 (put 2025)[1]	26,175	25,912
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	17,340	22,529
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033 (preref. 2018)	18,210	18,969
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	1,305	1,485
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,133
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,384
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	7,100	7,967
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2032	1,000	1,114
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,443
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	34,430	37,902
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2038	2,500	2,749
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2039	3,000	3,301
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2036	2,000	2,218
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2037	1,500	1,659
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	9,500	10,491
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,358
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	10,968
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	10,941
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,312
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2035	3,055	3,415
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2036	2,000	2,229
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2037	1,900	2,111
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2041	20,430	22,645
Other securities		1,222,361
		1,589,709

Louisiana 1.93%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	24,560	25,331
Other securities		239,279
		264,610

American Funds Tax-Exempt Funds	25

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan 3.65%
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2032	$20,000	$23,055
Housing Dev. Auth., Single-Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	28,595	29,768
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	55,520	51,284
Other securities		397,414
		501,521

New Jersey 2.00%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	34,150	30,736
Other securities		244,144
		274,880

New York 6.31%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	21,000	22,915
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	20,000	22,217
City of New York, G.O. Bonds, Series 2013-F-1, 5.00% 2037	3,000	3,340
City of New York, G.O. Bonds, Series 2013-H, 5.00% 2023	2,475	2,915
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2037	2,500	2,857
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2032	1,500	1,754
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2034	1,000	1,159
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2037	2,500	2,868
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2038	1,500	1,725
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2041	1,500	1,721
City of New York, G.O. Bonds, Series 2007-D, 5.00% 2017	5,000	5,000
City of New York, G.O. Bonds, Series 2008-J-4, 1.21% 2025[1]	2,350	2,350
City of New York, G.O. Bonds, Series 2013-J, 5.00% 2023	500	589
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2024	5,500	6,543
City of New York, G.O. Bonds, Series 2014-G, 5.00% 2023	2,500	2,944
City of New York, G.O. Bonds, Series 2014-J, 5.00% 2030	2,000	2,318
City of New York, G.O. Bonds, Series 2015-A, 5.00% 2026	8,000	9,532
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	1,500	1,749
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2030	10,000	11,527
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2032	3,500	4,003
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,139
City of New York, G.O. Bonds, Series 2015-D, 5.00% 2030	2,560	2,951
City of New York, G.O. Bonds, Series 2016-E, 5.00% 2026	2,000	2,412
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series D, 5.00% 2024	1,000	1,139
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series E-1, 5.00% 2037	2,000	2,248
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series F-1, 5.00% 2039	1,000	1,123
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013 Series F-1, 5.00% 2028	1,500	1,735
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013 Series F-1, 5.00% 2036	1,000	1,126
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017 Series 2016-A-1, 5.00% 2040	14,170	16,149
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017 Series 2016-A-1, 5.00% 2035	1,000	1,148
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-D-1, 5.00% 2036	500	562
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	7,250	8,588
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A-1, 5.00% 2037	2,500	2,826
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2034	8,000	9,141

26	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2036	$4,000	$4,542
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2037	3,000	3,402
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-1, 5.00% 2031	5,000	5,745
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-1, 5.00% 2041	1,200	1,349
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2020	1,500	1,662
Other securities		687,040
		866,053

Ohio 3.07%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	83,455	76,769
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	28,495	28,072
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-backed Securities Program), Series 2016-D, 4.00% 2047	26,405	28,251
Other securities		288,297
		421,389

Pennsylvania 3.00%
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2036	22,000	23,509
Other securities		388,905
		412,414

Texas 9.66%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	32,800	36,194
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Rev. Ref. Bonds (Baylor College of Medicine), 1.34% 2045 (put 2020)[1]	22,000	22,327
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 2032	5,360	2,980
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,040
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033 (preref 2018)	6,890	7,183
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	465	483
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021 (preref. 2018)	3,295	3,446
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	1,545	1,606
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023 (preref. 2018)	11,025	11,532
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	615	641
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025 (preref. 2018)	4,385	4,587
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2012-B, 5.25% 2052	8,435	9,264
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2014-C, 1.33% 2038 (put 2020)[1]	7,500	7,521
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2015-B, 5.00% 2040	7,200	7,967
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-A, 5.625% 2033	1,860	1,925
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-A, 5.625% 2033 (preref. 2018)	6,350	6,620
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033 (preref. 2018)	3,000	3,131

American Funds Tax-Exempt Funds	27

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038 (preref. 2018)	$8,500	$8,871
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	2,995	3,251
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028 (preref. 2019)	13,005	14,197
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	940	1,023
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028 (preref. 2019)	4,060	4,440
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	935	1,011
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039 (preref. 2019)	4,065	4,457
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,723
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,717
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, 1.46% 2050 (put 2019)[1]	3,600	3,604
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	8,584
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	8,600	8,651
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	1,000	1,140
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	7,500	8,404
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	4,500	5,003
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	4,000	4,432
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,500	1,652
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,800	2,059
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,000	1,137
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	500	566
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2033	455	513
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,000	1,122
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2035	1,200	1,342
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2036	1,000	1,115
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2039	7,000	7,775
Other securities		1,095,291
		1,325,527

Washington 2.94%
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, 1.66% 2035 (put 2021)[1]	59,750	59,475
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	22,000	22,446
Other securities		320,994
		402,915

Wisconsin 1.91%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036 (preref. 2019)	52,960	58,611
Other securities		203,924
		262,535

28	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Other states & U.S. territories 21.58%
Other securities		$2,960,400

Total bonds, notes & other debt instruments (cost: $12,683,199,000)		12,952,560

Short-term securities 5.58%
State of California, County of Los Angeles, 2016-17 Tax and Rev. Anticipation Notes, 3.00% 6/30/2017	$60,000	60,605
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2016-A, 2.00% 6/27/2017	75,000	75,393
State of Idaho, Tax Anticipation Notes, Series 2016, 2.00% 6/30/2017	40,000	40,202
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.58% 2030[1]	3,000	3,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.60% 2030[1]	9,000	9,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 0.58% 2030[1]	8,000	8,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 0.59% 2035[1]	1,525	1,525
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 0.58% 2035[1]	18,400	18,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.58% 2035[1]	9,000	9,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2014-B, 0.60% 2035[1]	15,250	15,250
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-A, 0.62% 2030[1]	9,700	9,700
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 0.60% 2033[1]	12,895	12,895
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2016-A-1-F, 2.00% 3/1/2017	10,000	10,010
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-1-E, 2.00% 3/1/2017	33,000	33,034
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.63% 2036[1]	23,485	23,485
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.63% 2035[1]	35,000	35,000
State of New York, City of New York, G.O. Bonds, Series 2008-J-5, 0.63% 2028[1]	19,195	19,195
State of New York, City of New York, G.O. Bonds, Series 2008-L-4, 0.62% 2038[1]	20,590	20,590
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 0.63% 2045[1]	15,740	15,740
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-4, 0.63% 2045[1]	13,050	13,050
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.63% 2045[1]	43,250	43,250
State of New York, New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003, Series 2002-1-C, 0.63% 2022[1]	6,985	6,985
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2003-F-2, 0.62% 2035[1]	23,600	23,600
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2006, Series 2005-B, 0.62% 2032[1]	29,850	29,850
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 0.63% 2050[1]	8,000	8,000
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2016-A, 2.00% 6/30/2017	35,390	35,577
Other securities		185,289

Total short-term securities (cost: $765,630,000)		765,625
Total investment securities 99.95% (cost: $13,448,829,000)		13,718,185
Other assets less liabilities 0.05%		7,161
Net assets 100.00%		$13,725,346

American Funds Tax-Exempt Funds	29

The Tax-Exempt Bond Fund of America

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $266,758,000, which represented 1.94% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

30	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund	unaudited
Summary investment portfolio January 31, 2017

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 94.73%	Principal amount (000)	Value (000)
California 8.83%
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	$13,040	$15,201
Other securities		421,641
		436,842

Colorado 4.25%
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	16,000	16,241
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.75% 2032	5,505	5,602
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,100	12,578
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	11,555	11,793
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	16,393
Other securities		147,513
		210,120

District of Columbia 0.74%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A, 0% 2046	145,000	16,584
Other securities		20,256
		36,840

Florida 6.01%
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	11,930	13,176
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	13,501
Palm Beach County, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	11,675	12,573
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	11,200	11,754
Other securities		246,555
		297,559

American Funds Tax-Exempt Funds	31

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois 11.70%
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 2051	$15,000	$15,859
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	13,000	13,778
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	11,510	12,744
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	12,825	14,896
G.O. Bonds, Series 2012-A, 5.00% 2028	2,000	2,034
G.O. Bonds, Series 2013, 5.50% 2026	2,000	2,113
G.O. Bonds, Series 2013, 5.50% 2033	3,000	3,131
G.O. Bonds, Series 2014, 5.00% 2026	2,025	2,092
G.O. Bonds, Series 2014, 5.00% 2026	2,000	2,080
G.O. Bonds, Series 2014, 5.00% 2027	2,000	2,067
G.O. Bonds, Series 2014, 5.00% 2039	4,625	4,613
G.O. Bonds, Series 2016, 4.00% 2032	7,000	6,146
G.O. Bonds, Series 2016, 5.00% 2028	1,500	1,541
G.O. Bonds, Series 2016, 5.00% 2038	1,000	995
G.O. Bonds, Series 2016, 5.50% 2027	2,000	2,102
G.O. Bonds, Series of July 2013, 5.50% 2038	1,000	1,035
G.O. Bonds, Series of March 2012, 5.00% 2037	1,980	1,970
G.O. Bonds, Series of May 2014, 5.00% 2039	2,600	2,593
G.O. Ref. Bonds, 5.00% 2030	3,000	3,045
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	405	394
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	7,250	7,545
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	5,000	5,153
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2030	2,000	2,003
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	11,020	14,318
Other securities		455,038
		579,285

Massachusetts 2.60%
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	12,261	12,568
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2016-A, 4.68% 2021[1]	11,440	11,388
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	11,175	12,695
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	21,000	18,761
Other securities		73,481
		128,893

Michigan 4.27%
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2034	4,050	3,925
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	60,385	55,778
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	5,440	5,473
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	12,991
Other securities		133,169
		211,336

New Jersey 3.85%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, 2.26% 2028[2]	13,500	12,471
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	3,500	3,706
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	16,300	17,194
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	2,500	2,721
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,761
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	4,825

32	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	$12,650	$13,546
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	22,860	20,575
Other securities		111,577
		190,376

New York 4.33%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	13,360	14,578
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	21,950	23,227
Other securities		176,747
		214,552

Ohio 5.04%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	2,350	2,148
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	108,715	100,007
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	18,215	17,945
Other securities		129,361
		249,461

Oklahoma 0.87%
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	16,839
Other securities		26,282
		43,121

Pennsylvania 5.19%
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,320	13,160
Other securities		243,641
		256,801

Puerto Rico 3.45%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	26,410	20,080
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 1.189% 2029[2]	19,260	14,653
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	11,085	11,914
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	12,025	12,208
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, National insured, 0% 2043	54,000	11,837
Other securities		100,154
		170,846

Rhode Island 1.09%
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2031	11,410	11,645
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039	13,250	13,801
Other securities		28,440
		53,886

American Funds Tax-Exempt Funds	33

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas 7.52%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033		$24,675	$26,197
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030		9,300	10,224
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	.	3,000	3,313
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030		3,000	3,150
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-C, AMT, 5.00% 2020		7,235	7,552
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024		5,500	5,834
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029		6,745	7,095
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2016-B, AMT, 5.75% 2031[1]		14,165	14,659
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), 5.00% 2045		12,125	11,784
Turnpike Auth, Central Texas Turnpike System, Rev. Bonds, Series 2002-A, AMBAC insured, 0% 2028		25,800	17,159
Other securities			265,307
			372,274

Wisconsin 2.13%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046		18,330	18,991
Other securities			86,272
			105,263

Other states & U.S. territories 22.86%
Other securities			1,131,818

Total bonds, notes & other debt instruments (cost: $4,636,125,000)			4,689,273

Short-term securities 4.67%
State of California, County of Los Angeles, 2016-17 Tax and Rev. Anticipation Notes, 3.00% 6/30/2017		14,000	14,141
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2016-A, 2.00% 6/27/2017		50,000	50,262
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.58% 2030[2]		3,000	3,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.60% 2030[2]		3,375	3,375
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.58% 2035[2]		5,000	5,000
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2016-A-1-F, 2.00% 3/1/2017		7,500	7,508
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-1-E, 2.00% 3/1/2017		7,000	7,007
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.63% 2036[2]		5,000	5,000
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.63% 2035[2]		15,000	15,000
State of New York, City of New York, G.O. Bonds, Series 2008-J-5, 0.63% 2028[2]		7,000	7,000

34	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.63% 2045[2]	$11,600	$11,600
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2016-A, 2.00% 6/30/2017	15,000	15,079
Other securities		87,084

Total short-term securities (cost: $231,070,000)		231,056
Total investment securities 99.40% (cost: $4,867,195,000)		4,920,329
Other assets less liabilities 0.60%		29,661

Net assets 100.00%		$4,949,990

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $382,810,000, which represented 7.73% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	35

The Tax-Exempt Fund of California	unaudited
Summary investment portfolio January 31, 2017

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 95.51%	Principal amount (000)	Value (000)
California 93.41%
State issuers 37.11%
Trustees of The California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2034	$2,000	$2,078
Trustees of The California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2035	10,000	10,344
Trustees of The California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2037	6,645	6,831
Trustees of The California State University, Systemwide Rev. Bonds, Series 2016-B-2, 4.00% 2049 (put 2021)	5,000	5,471
Trustees of The California State University, Systemwide Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	3,000	3,445
Educational Facs. Auth., Rev. Ref. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	6,357
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	8,615	9,508
G.O. Bonds, Series 2012-A, 1.11% 2033 (put 2018)[1]	6,500	6,490
G.O. Bonds, Series 2013-E, 1.37% 2029[1]	1,500	1,505
Various Purpose G.O. Bonds, 5.00% 2017	6,000	6,000
Various Purpose G.O. Bonds, 5.00% 2033	4,000	4,591
Various Purpose G.O. Bonds, 5.25% 2028	5,000	5,749
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,295
Various Purpose G.O. Bonds, 5.25% 2032	5,000	5,896
Various Purpose G.O. Bonds, 6.00% 2038	7,000	7,684
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,236
Various Purpose G.O. Bonds, 6.50% 2033	5,000	5,558
Various Purpose G.O. Bonds, Series 2008, 5.00% 2017	2,675	2,685
Various Purpose G.O. Bonds, Series 2016, 4.00% 2017	10,000	10,191
Various Purpose G.O. Rev. Ref. Bonds, 4.00% 2017	1,000	1,003
Various Purpose G.O. Rev. Ref. Bonds, Series 2016-C, 5.00% 2033	2,000	2,311
Veterans G.O. Ref. Bonds, Series 2016-CN, 3.50% 2045	9,980	10,509
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	11,000	8,155
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.125% 2047	5,000	4,685
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2032	3,250	3,650
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2033	5,265	5,896
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2040	5,000	5,534
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	27,225	26,937
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,287

36	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	$8,000	$8,894
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	2,000	2,121
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2033	1,000	1,134
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2034	2,000	2,254
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2035	2,000	2,248
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2038	9,165	9,268
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2035	1,000	1,136
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, 5.25% 2024 (preref. 2018)	1,630	1,751
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, 5.25% 2024 (preref. 2018)	370	397
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033 (preref. 2018)	5,305	5,676
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033 (preref. 2018)	2,110	2,258
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025 (preref. 2018)	365	392
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 4.00% 2032	1,830	1,934
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 5.00% 2041	6,965	7,914
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, 1.043% 2047 (put 2019)[1]	10,000	9,952
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041 (preref. 2021)[2]	8,550	10,763
Municipal Fin. Auth., Rev. Bonds (NorthBay Healthcare Group), Series 2017-A, 5.25% 2041	5,825	6,281
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,554
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[2]	7,000	7,143
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2024 (preref. 2019)	2,500	2,708
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2034 (preref. 2019)	1,500	1,625
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[2]	9,500	9,526
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037 (preref. 2017)	6,500	6,743
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2016-A, 4.00% 2046	10,395	10,183
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	7,075
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.25% 2024	1,000	1,125
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	4,500	5,130
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031 (preref. 2017)	6,090	6,210
Regents of the University of California, Limited Project Rev. Bonds, Series 2015-I, 5.00% 2017	5,050	5,113
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2033	2,110	2,465
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2034	2,500	2,907
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2035	9,390	10,877
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	5,585	5,702
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2038	2,360	2,408
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 5.00% 2033	3,000	3,452

American Funds Tax-Exempt Funds	37

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 5.00% 2034	$2,000	$2,291
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 1.274% 2037[1]	5,000	4,262
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 1.344% 2043[1]	8,000	6,506
Other securities		383,052
		743,311

City & county issuers 56.30%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	1,700	1,962
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	7,309
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	2,000	2,198
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	1,000	1,091
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2037	3,790	4,120
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	2,500	2,522
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2037	2,000	2,009
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2036	1,500	1,675
Baldwin Park Unified School Dist. (Los Angeles County), G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2031	6,420	6,730
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	6,000	6,711
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-F-1, 5.00% 2056	6,000	6,674
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 1.56% 2045 (put 2023)[1]	2,000	1,985
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.76% 2045 (put 2024)[1]	7,500	7,499
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2039 (preref. 2018)	2,000	2,095
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	2,000	2,172
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.625% 2044 (preref. 2019)	1,670	1,831
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-B, 1.50% 2047 (put 2018)	3,950	3,966
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F-1, 5.00% 2054	5,000	5,498
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 1.26% 2034 (put 2020)[1]	2,750	2,751
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-H, 1.36% 2034 (put 2021)[1]	4,000	3,998
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	1,500	1,621
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	3,710	4,039
Certs. of Part., Palomar Pomerado Health, 6.75% 2039 (preref. 2019)	3,500	4,026
Chabot-Las Positas Community College Dist. (Alameda and Contra Costa Counties), G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2034	9,940	10,412
Coachella Valley Unified School Dist., G.O. Bonds (Riverside and Imperial Counties), 2005 Election, Series 2016-E, Assured Guaranty Municipal insured, 4.00% 2045	6,555	6,627
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	7,500	8,570
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 6.00% 2049	5,800	6,647
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2029	1,450	1,671
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2031	1,020	1,163
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2033	500	564

38	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 4.00% 2034	$1,000	$1,020
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2035	2,000	2,231
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2042	1,000	1,103
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2010-B, 5.00% 2035	1,000	1,099
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2008-A, AMT, 5.50% 2022 (preref. 2018)	5,000	5,286
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	2,000	2,171
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2029	2,000	2,207
Dept. of Airports, Los Angeles International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 2027	1,250	1,460
Dept. of Airports, Los Angeles International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 2029	1,560	1,793
Oakland Unified School Dist., (County of Alameda), G.O. Bonds, Series 2015-A, 5.00% 2040	5,550	6,262
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	970	1,083
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2030	1,000	1,037
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2031	1,000	1,031
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2036	3,000	3,122
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2039	3,250	3,359
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2028	2,000	1,300
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2029	9,350	5,793
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2031	3,000	1,695
Pasadena Unified School Dist. (Los Angeles County), 2008 Election G.O. Bonds, Series 2016, 4.00% 2032	5,000	5,288
Pasadena Unified School Dist. (Los Angeles County), 2008 Election G.O. Bonds, Series 2016, 4.00% 2034	5,040	5,259
Pasadena Unified School Dist. (Los Angeles County), 2008 Election G.O. Bonds, Series 2016, 4.00% 2035	15,940	16,579
Pasadena Unified School Dist. (Los Angeles County), 2008 Election G.O. Bonds, Series 2016, 4.00% 2036	2,250	2,329
Sacramento County Sanitation Dist. Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, 1.154% 2035[1]	13,500	11,591
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	12,619
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	3,000	3,302
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	3,500	3,696
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,000	5,440
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	3,000	3,270
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,885
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,123
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,106
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	1,375	1,629
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2016-B, AMT, 5.00% 2046	4,000	4,394
Public Utilities Commission of the City and County of San Francisco, Wastewater Rev. Green Bonds, Series 2016-A, 4.00% 2037	6,575	6,869

American Funds Tax-Exempt Funds	39

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City & county issuers (continued)
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	$8,000	$8,961
Stockton Unified School Dist. (San Joaquin County), G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	7,800	8,943
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	7,800	7,512
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, BAM insured, 4.00% 2032	7,500	7,826
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	9,000	9,433
Other securities		834,607
		1,127,849

Puerto Rico 1.50%
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	6,590	7,083
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	7,259
Other securities		15,612
		29,954

Other U.S. territories 0.60%
Other securities		12,075

Total bonds, notes & other debt instruments (cost: $1,874,787,000)		1,913,189

Short-term securities 3.52%
Various Purpose G.O. Commercial Paper, Series 2011-A-5, 0.71% 2/9/2017	5,300	5,300
Various Purpose G.O. Commercial Paper, Series 2011-A-5, 0.76% 3/7/2017	3,000	3,000
Various Purpose G.O. Commercial Paper, Series 2017-A-1, 0.74% 3/7/2017	4,200	4,200
Various Purpose G.O. Commercial Paper, Series 2017-A-2, 0.73% 3/9/2017	3,000	3,000
County of Los Angeles, 2016-17 Tax and Rev. Anticipation Notes, 3.00% 6/30/2017	21,000	21,212
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.57% 2037[1]	15,400	15,400
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.59% 2026[1]	10,000	10,000
Other securities		8,500

Total short-term securities (cost: $70,595,000)		70,612
Total investment securities 99.03% (cost: $1,945,382,000)		1,983,801
Other assets less liabilities 0.97%		19,343

Net assets 100.00%		$2,003,144

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $53,217,000, which represented 2.66% of the net assets of the fund.

40	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	41

American Funds Tax-Exempt Fund of New York	unaudited
Summary Investment portfolio January 31, 2017

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 93.48%	Principal amount (000)	Value (000)
New York 90.03%
State issuers 47.98%
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2039	$1,625	$1,795
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2044	500	551
Dormitory Auth., Columbia University Rev. Green Bonds, Series 2016-A-1, 5.00% 2026	500	619
Dormitory Auth., Cornell University, Rev. Bonds, Series 2016-A, 5.00% 2033	1,000	1,167
Dormitory Auth., Fordham University, Rev. Bonds, Series 2011-A, 5.50% 2036	1,000	1,141
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2031	500	557
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,091
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2040	250	270
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,106
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021 (preref. 2020)	500	564
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040 (preref. 2020)	500	569
Dormitory Auth., New School Rev. Bonds, Series 2015-A, 5.00% 2032	1,000	1,126
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	1,500	1,644
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2022	200	228
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2034	1,000	1,113
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040 (preref. 2020)	1,000	1,154
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2016-A, 5.00% 2033	400	448
Dormitory Auth., Pratt Institute, Rev. Bonds, Series 2016, 5.00% 2039	650	729
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024	500	565
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,167
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2022	1,000	1,159
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2033	1,000	1,142
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,420	1,600
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2017	845	846
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	750	862
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2039	365	417
Dormitory Auth., The New School Rev. Bonds, Series 2016-A, 5.00% 2035	500	561

42	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount	Value
	(000)	(000)
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 2036	$2,000	$2,110
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2012, AMT, 0.85% 2030 (put 2016)[1]	750	750
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2012, AMT, 0.85% 2030 (put 2017)[1]	750	750
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2013-A, 2.75% 2017	1,000	1,006
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2007 Series A, 5.00% 2047	825	834
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	1,000	1,107
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	1,000	1,133
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[2]	1,250	1,334
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[2]	350	377
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 2044[2]	375	443
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,673
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,637
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,197
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2004-C, AMBAC insured, 5.50% 2017	1,000	1,037
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.66% 2020[1]	2,000	2,022
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2A, 1.04% 2026 (put 2017)[1]	485	485
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2031	1,000	1,129
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	281
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 1.24% 2039 (put 2020)[1]	500	499
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	1,750	1,972
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	329
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2016-C-1, 4.00% 2041	1,000	1,019
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	415	425
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	580	596
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	680	703
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	1,970	2,109
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	900	946
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	325	343
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,060	1,100
Mortgage Agcy., Mortgage Rev. Bonds, Series 46, 5.00% 2029	80	83
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	220	227
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	530	538
Port Auth., Consolidated Bonds, Series 147, AMT, FGIC-National insured, 5.00% 2021	500	504
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,113
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,107
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	500	545
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	500	551
Power Auth. of the State of New York, Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,683
Thruway Auth., General Rev. Bonds, Series 2014-J, 5.00% 2027	1,000	1,162
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	500	522
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	2,250	2,335

American Funds Tax-Exempt Funds	43

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)
New York (continued)
State issuers (continued)
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2034	$500	$542
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2041	500	529
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	1,500	1,587
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 2022	1,000	1,131
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 2025	750	865
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	1,500	1,769
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2032	1,000	1,161
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2035	300	344
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038	1,000	1,080
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2030	1,000	1,191
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2035	1,000	1,165
Other securities		19,960
		95,231

City & county issuers 42.05%
City of Albany, Capital Resource Corp., Rev. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2011, 6.25% 2038 (preref. 2020)	1,000	1,177
Buffalo and Erie County, Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,549
Dutchess County, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	549
Dutchess County, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,093
Dutchess County, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2014-A, 5.00% 2028	430	480
Erie County, Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	500	572
Erie County, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2021	500	564
Erie County, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	790	916
Various Purpose G.O. Bonds, Series 2014-A, 5.00% 2028	1,250	1,427
Various Purpose G.O. Bonds, Series 2016-A, 5.00% 2027	850	1,004
Various Purpose G.O. Bonds, Series 2016-B, 5.00% 2025	1,000	1,189
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	1,300	1,439
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	800	880
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038	500	534
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2044	740	812
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, 1.19% 2033 (put 2018)[1]	1,000	1,000
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,215	1,354
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	750	832
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, 1.42% 2033 (put 2018)[1]	300	301
Nassau County, Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Current Interest Bonds, Series 2006-A-3, 5.125% 2046	2,000	1,888
Nassau County, G.O. General Improvement Bonds, Ref. Series 2016-A, 5.00% 2030	1,795	2,077
Nassau County, G.O. General Improvement Bonds, Series 2016-B, 5.00% 2023	750	882
Nassau County, G.O. General Improvement Bonds, Series 2016-C, 5.00% 2042	700	777
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2034	2,000	2,309
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2037	750	857
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2041	500	574
City of New York, G.O. Bonds, Series 2008-J-4, 1.21% 2025[1]	1,500	1,500
City of New York, G.O. Bonds, Series 2008-L-1, 5.00% 2023	1,000	1,045

44	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount	Value
	(000)	(000)
City of New York, G.O. Bonds, Series 2015-A, 5.00% 2026	$1,000	$1,192
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	500	583
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,139
City of New York, G.O. Bonds, Series 2016-C, 5.00% 2031	1,500	1,743
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.25% 2025	1,000	1,136
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017 Series 2016-A-1, 5.00% 2035	1,000	1,148
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	750	888
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010 Series D, 5.00% 2023	1,000	1,115
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2037	500	567
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	1,000	1,202
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-1, 5.00% 2041	345	388
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,670	1,643
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	500	510
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-EE, 5.375% 2043	1,000	1,129
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-EE, 5.00% 2045	500	562
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-HH, 5.00% 2039	500	568
Trust for Cultural Resources of the City of New York, Rev. Bonds (Juilliard School), Series 2009-B, 1.35% 2036 (put 2017)	1,500	1,504
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2027	600	665
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2028	500	551
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	700	769
Onondaga County, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	1,924
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,151
Southold Local Dev. Corporation, Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,557
Suffolk County, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,093
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.00% 2034	1,380	1,380
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.125% 2042	4,845	4,846
Westchester County, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	130	144
Westchester County, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030 (preref. 2020)	870	1,014
Westchester County, Health Care Corp., Rev. Bonds, Series 2011-A, 5.00% 2021	100	113
Westchester County, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2034	1,150	1,233
Westchester County, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	1,000	1,054
Other securities		19,354
		83,446

American Funds Tax-Exempt Funds	45

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)
Guam 1.48%
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	$1,200	$1,245
Other securities		1,699
		2,944

Puerto Rico 1.97%
Other securities		3,919

Total bonds, notes & other debt instruments (cost: $181,687,000)		185,540

Short-term securities 4.65%
Dormitory Auth. Rev., Higher Education Commercial Paper, Series 2002-C, 0.76% 4/3/2017	3,000	3,000
City of New York, G.O. Bonds, Series 2006-H-1, 0.63% 2036[1]	1,050	1,050
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.63% 2045[1]	550	550
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2006, Series 2005-B, 0.62% 2032[1]	1,120	1,120
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 0.63% 2050[1]	3,500	3,500

Total short-term securities (cost: $9,220,000)		9,220
Total investment securities 98.13% (cost: $190,907,000)		194,760
Other assets less liabilities 1.87%		3,713

Net assets 100.00%		$198,473

46	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $3,904,000, which represented 1.97% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt

Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	47

Financial statements

Statements of assets and liabilities
at January 31, 2017

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America

Assets:
Investment securities, at value	$835,261	$3,727,723
Cash	925	12,794
Receivables for:
Sales of investments	7,897	936
Sales of fund’s shares	5,860	9,665
Interest	5,464	32,965
Other	90	486
	855,497	3,784,569

Liabilities:
Payables for:
Purchases of investments	13,931	37,497
Repurchases of fund’s shares	4,092	8,872
Dividends on fund’s shares	73	564
Investment advisory services	261	741
Services provided by related parties	86	856
Trustees’ deferred compensation	31	132
Other	— *	1
	18,474	48,663
Net assets at January 31, 2017	$837,023	$3,735,906

Net assets consist of:
Capital paid in on shares of beneficial interest	$840,811	$3,701,637
Undistributed net investment income	35	641
Accumulated net realized loss	(2,048)	(496)
Net unrealized (depreciation) appreciation	(1,775)	34,124
Net assets at January 31, 2017	$837,023	$3,735,906

Investment securities, at cost	$837,036	$3,693,599

*	Amount less than one thousand.

See Notes to Financial Statements

48	American Funds Tax-Exempt Funds

unaudited

(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$13,718,185	$4,920,329	$1,983,801	$194,760
4,633	7,718	1,405	1,916

33,055	12,008	7,636	399
39,476	14,722	5,807	502
136,761	51,280	26,022	1,871
1,959	767	286	26
13,934,069	5,006,824	2,024,957	199,474

169,834	41,002	16,677	750
29,958	11,973	3,283	84
2,873	1,476	740	107
2,610	1,247	511	57
2,887	1,031	471	14
558	104	130	1
3	1	1	(12)
208,723	56,834	21,813	1,001
$13,725,346	$4,949,990	$2,003,144	$198,473

$13,513,712	$4,986,469	$1,996,613	$195,084
12,117	12,840	2,517	248
(27,759)	(102,453)	(34,405)	(712)
227,276	53,134	38,419	3,853
$13,725,346	$4,949,990	$2,003,144	$198,473

$13,448,829	$4,867,195	$1,945,382	$190,907

American Funds Tax-Exempt Funds	49

Statements of assets and liabilities
at January 31, 2017

		American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$741,801	$2,989,294
	Shares outstanding	73,637	191,675
	Net asset value per share	$10.07	$15.60
Class B:	Net assets		$43
	Shares outstanding		3
	Net asset value per share		$15.60
Class C:	Net assets		$28,873
	Shares outstanding		1,851
	Net asset value per share		$15.60
Class F-1:	Net assets	$12,314	$85,906
	Shares outstanding	1,222	5,508
	Net asset value per share	$10.07	$15.60
Class F-2:	Net assets	$82,898	$342,025
	Shares outstanding	8,229	21,931
	Net asset value per share	$10.07	$15.60
Class F-3:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$10.07	$15.60
Class R-6:	Net assets		$289,755
	Shares outstanding		18,579
	Net asset value per share		$15.60

See Notes to Financial Statements

50	American Funds Tax-Exempt Funds

unaudited

(dollars and shares in thousands, except per-share amounts)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$9,278,479	$3,380,834	$1,585,720	$156,518
727,470	220,769	91,774	14,785
$12.75	$15.31	$17.28	$10.59
$1,164	$491	$84	$21
91	32	5	2
$12.75	$15.31	$17.28	$10.59
$490,595	$228,967	$88,987	$13,208
38,465	14,952	5,150	1,247
$12.75	$15.31	$17.28	$10.59
$478,463	$219,466	$74,890	$2,115
37,513	14,331	4,334	200
$12.75	$15.31	$17.28	$10.59
$3,043,186	$810,662	$253,453	$26,601
238,598	52,936	14,668	2,513
$12.75	$15.31	$17.28	$10.59
$10	$10	$10	$10
1	1	1	1
$12.75	$15.31	$17.28	$10.59
$433,449	$309,560
33,984	20,214
$12.75	$15.31

American Funds Tax-Exempt Funds	51

Statements of operations
for the six months ended January 31, 2017

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America

Investment income:
Income:
Interest	$6,882	$49,875

Fees and expenses*:
Investment advisory services	1,495	4,419
Distribution services	559	4,895
Transfer agent services	170	741
Administrative services	60	343
Reports to shareholders	7	33
Registration statement and prospectus	96	275
Trustees’ compensation	4	17
Auditing and legal	— †	1
Custodian	1	5
State and local taxes	—	3
Other	1	3
Total fees and expenses	2,393	10,735
Net investment income	4,489	39,140

Net realized (loss) gain and unrealized depreciation:
Net realized (loss) gain on investments	(509)	(115)
Net unrealized depreciation on investments	(10,788)	(109,365)
Net realized (loss) gain and unrealized depreciation	(11,297)	(109,480)
Net decrease in net assets resulting from operations	$(6,808)	$(70,340)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

52	American Funds Tax-Exempt Funds

unaudited

(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$252,944	$115,410	$37,774	$3,388

15,567	7,449	3,094	349
15,227	6,743	2,665	274
3,760	1,557	366	48
1,587	574	186	20
121	45	19	2
690	410	79	72
70	19	12	1
12	1	1	— †
16	6	3	— †
365	926	8	5
9	4	2	(13)
37,424	17,734	6,435	758
215,520	97,676	31,339	2,630

(7,593)	10,963	(149)	(710)
(685,455)	(307,942)	(111,259)	(9,713)
(693,048)	(296,979)	(111,408)	(10,423)
$(477,528)	$(199,303)	$(80,069)	$(7,793)

American Funds Tax-Exempt Funds	53

Statements of changes in net assets

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Six months ended January 31	Year ended July 31	Six months ended January 31	Year ended July 31	Six months ended January 31	Year ended July 31
	2017*	2016	2017*	2016	2017*	2016
Operations:
Net investment income	$4,489	$7,680	$39,140	$74,201	$215,520	$365,265
Net realized (loss) gain	(509)	(762)	(115)	269	(7,593)	559
Net unrealized (depreciation) appreciation	(10,788)	4,308	(109,365)	27,733	(685,455)	383,061
Net (decrease) increase in net assets resulting from operations	(6,808)	11,226	(70,340)	102,203	(477,528)	748,885

Dividends paid or accrued to shareholders from net investment income	(4,500)	(7,612)	(39,110)	(74,286)	(213,816)	(364,050)

Net capital share transactions	67,218	51,287	95,566	538,776	599,135	2,957,629

Total increase (decrease) in net assets	55,910	54,901	(13,884)	566,693	(92,209)	3,342,464

Net assets:
Beginning of year	781,113	726,212	3,749,790	3,183,097	13,817,555	10,475,091
End of year	$837,023	$781,113	$3,735,906	$3,749,790	$13,725,346	$13,817,555

Undistributed net investment income	$35	$46	$641	$611	$12,117	$10,413

*	Unaudited.

See Notes to Financial Statements

54	American Funds Tax-Exempt Funds

(dollars in thousands)

American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Six months ended January 31 2017*	Year ended July 31 2016	Six months ended January 31 2017*	Year ended July 31 2016	Six months ended January 31 2017*	Year ended July 31 2016

$97,676	$168,148	$31,339	$57,271	$2,630	$4,494
10,963	9,631	(149)	(415)	(710)	271
(307,942)	208,275	(111,259)	61,026	(9,713)	7,254

(199,303)	386,054	(80,069)	117,882	(7,793)	12,019

(94,576)	(162,941)	(30,867)	(56,704)	(2,576)	(4,403)
151,354	1,267,761	43,212	347,830	(57)	45,587
(142,525)	1,490,874	(67,724)	409,008	(10,426)	53,203

5,092,515	3,601,641	2,070,868	1,661,860	208,899	155,696
$4,949,990	$5,092,515	$2,003,144	$2,070,868	$198,473	$208,899
$12,840	$9,740	$2,517	$2,045	$248	$194

American Funds Tax-Exempt Funds	55

Notes to financial statements	unaudited

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

Each fund’s investment objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California — Seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has four share classes (Class A, as well as three F share classes, F-1, F-2 and F-3). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have seven share classes consisting of six retail share classes (Classes A, B and C, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have six retail share classes (Classes A, B and C, as well as three F share classes, F-1, F-2 and F-3). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C†	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1, F-2 and F-3	None	None	None
Class R-6	None	None	None
*	Class B shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York.
†	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.

On January 27, 2017, each fund made an additional retail plan share class (Class F-3) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share

56	American Funds Tax-Exempt Funds

classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security;

American Funds Tax-Exempt Funds	57

relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — Each fund’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the boards of trustees with supplemental information to support the changes. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At January 31, 2017, all of the investment securities held by each fund were classified as Level 2.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in municipal securities — The yield and/or value of the funds’ investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the funds invest in obligations of a municipal issuer, the volatility, credit quality and performance of the funds may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the funds could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

58	American Funds Tax-Exempt Funds

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the funds invest. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share price may increase.

Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments.

American Funds Tax-Exempt Funds	59

As of and during the period ended January 31, 2017, none of the funds had a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2012 or by state tax authorities for tax years before 2011.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the following tables, all of the funds had capital loss carryforwards available at July 31, 2016. These will be used to offset any capital gains realized by these funds in future years through the expiration dates, if applicable. None of the funds will make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, (August 31, 2011, for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California) may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of each fund’s most recent year-end. As of July 31, 2016, the components of distributable earnings on a tax basis for each fund were as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Undistributed tax-exempt income	$103	$577	$3,596	$2,754	$757	$138
Capital loss carryforward:
No expiration	(1,539)	(380)	(10,160)	(1,323)	(463)	(3)
Expiring 2017	—	—	(2,271)	(14,384)	(3,446)	—
Expiring 2018	—	—	(15,752)	(69,970)	(30,345)	—
Expiring 2019	—	—	—	(24,408)	—	—
	$(1,539)	$(380)	$(28,183)	$(110,085)	$(34,254)	$(3)

As of January 31, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Gross unrealized appreciation on investment securities	$2,833	$63,586	$481,227	$188,663	$81,757	$6,944
Gross unrealized depreciation on investment securities	(4,583)	(29,231)	(202,747)	(125,486)	(40,886)	(2,859)
Net unrealized (depreciation) appreciation on investment securities	(1,750)	34,355	278,480	63,177	40,871	4,085
Cost of investment securities	837,011	3,693,368	13,439,705	4,857,152	1,942,930	190,675

60	American Funds Tax-Exempt Funds

Tax-exempt income distributions paid or accrued to shareholders of each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Six months ended		Year ended
Share class	January 31, 2017		July 31, 2016
Class A	$3,970		$6,775
Class F-1	57		90
Class F-2	473		747
Class F-3*	—	†
Total	$4,500		$7,612

Limited Term Tax-Exempt Bond Fund of America

	Six months ended		Year ended
Share class	January 31, 2017		July 31, 2016
Class A	$30,939		$60,916
Class B	1		7
Class C	188		422
Class F-1	863		1,795
Class F-2	3,687		5,409
Class F-3*	—	†
Class R-6	3,432		5,737
Total	$39,110		$74,286

The Tax-Exempt Bond Fund of America

	Six months ended		Year ended
Share class	January 31, 2017		July 31, 2016
Class A	$146,237		$252,498
Class B	25		127
Class C	5,848		9,193
Class F-1	7,401		37,801
Class F-2	47,446		53,592
Class F-3*	—	†
Class R-6	6,859		10,839
Total	$213,816		$364,050

American High-Income Municipal Bond Fund

	Six months ended		Year ended
Share class	January 31, 2017		July 31, 2016
Class A	$64,964		$118,431
Class B	13		76
Class C	3,599		6,480
Class F-1	4,590		9,162
Class F-2	15,635		19,563
Class F-3*	—	†
Class R-6	5,775		9,229
Total	$94,576		$162,941

The Tax-Exempt Fund of California

	Six months ended		Year ended
Share class	January 31, 2017		July 31, 2016
Class A	$24,981		$47,262
Class B	2		21
Class C	1,059		1,955
Class F-1	1,145		2,131
Class F-2	3,680		5,335
Class F-3*	—	†
Total	$30,867		$56,704

See page 62 for footnotes.

American Funds Tax-Exempt Funds	61

American Funds Tax-Exempt Fund of New York

	Six months ended		Year ended
Share class	January 31, 2017		July 31, 2016
Class A	$2,021		$3,489
Class B	—	†	1
Class C	120		207
Class F-1	27		43
Class F-2	408		663
Class F-3*	—	†
Total	$2,576		$4,403

*	Class F-3 shares were offered beginning January 27, 2017.
†	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. The agreement for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, also provides for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

The range of rates, net asset levels, gross income levels and annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Rates		Monthly gross income		Annualized rates for the six months ended
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of	January 31, 2017
American Funds Short-Term Tax-Exempt Bond Fund	.390%	.290%	$.20	$1.2					.364%
Limited Term Tax-Exempt Bond Fund of America	.300	.150	.06	1.0	3.00%	2.50%	$3,333,333	$3,333,333	.230
The Tax-Exempt Bond Fund of America	.300	.120	.06	10.0	3.00	2.00	3,333,333	8,333,333	.222
American High-Income Municipal Bond Fund	.300	.150	.06	3.0	3.00	2.50	3,333,333	3,333,333	.292
The Tax-Exempt Fund of California	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.298
American Funds Tax-Exempt Fund of New York	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.333

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2, F-3 and R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain

62	American Funds Tax-Exempt Funds

shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class B	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class B	1.00	1.00	1.00	1.00	1.00	1.00
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of January 31, 2017, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$1,214
Limited-Term Tax-Exempt Bond Fund of America	744
The Tax-Exempt Bond Fund of America	9,471
American High-Income Municipal Bond Fund	—
The Tax-Exempt Fund of California	1,581
American Funds Tax-Exempt Fund of New York	25

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ Class A, C, F and R shares, if applicable. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to each fund’s shareholders. Under the agreements, Class A shares of each fund pay an annual fee of 0.01% and Class C, F and R shares of each fund, if applicable, pay an annual fee of 0.05% of their respective average daily net assets.

For the six months ended January 31, 2017, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Distribution	Transfer agent	Administrative
Share class	services	services	services
Class A	$542	$116	$36
Class F-1	17	8	3
Class F-2	Not applicable	46	21
Class F-3*	Not applicable	—	—	†
Total class-specific expenses	$559	$170	$60

Limited Term Tax-Exempt Bond Fund of America

	Distribution		Transfer agent		Administrative
Share class	services		services		services
Class A	$4,635		$496		$155
Class B	—	†	—	†	Not applicable
Class C	149		5		7
Class F-1	111		54		22
Class F-2	Not applicable		184		84
Class F-3*	Not applicable		—		—	†
Class R-6	Not applicable		2		75
Total class-specific expenses	$4,895		$741		$343

See page 64 for footnotes.

American Funds Tax-Exempt Funds	63

The Tax-Exempt Bond Fund of America

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$11,995	$1,600		$480
Class B	10	—	†	Not applicable
Class C	2,591	88		130
Class F-1	631	301		126
Class F-2	Not applicable	1,768		747
Class F-3*	Not applicable	—		—	†
Class R-6	Not applicable	3		104
Total class-specific expenses	$15,227	$3,760		$1,587

American High-Income Municipal Bond Fund

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$5,202	$862		$176
Class B	4	—	†	Not applicable
Class C	1,220	61		61
Class F-1	317	159		64
Class F-2	Not applicable	472		201
Class F-3*	Not applicable	—		—	†
Class R-6	Not applicable	3		72
Total class-specific expenses	$6,743	$1,557		$574

The Tax-Exempt Fund of California

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$2,085	$182		$83
Class B	1	—	†	Not applicable
Class C	480	11		24
Class F-1	99	46		20
Class F-2	Not applicable	127		59
Class F-3*	Not applicable	—		—
Total class-specific expenses	$2,665	$366		$186

American Funds Tax-Exempt Fund of New York

	Distribution		Transfer agent		Administrative
Share class	services		services		services
Class A	$202		$27		$8
Class B	—	†	—	†	Not applicable
Class C	71		3		3
Class F-1	1		1		1
Class F-2	Not applicable		17		8
Class F-3*	Not applicable		—		—	†
Total class-specific expenses	$274		$48		$20

*	Class F-3 shares were offered beginning January 27, 2017.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statement of operations reflects the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):

		Increase in value of		Total trustees’
Fund	Current fees	deferred amounts		compensation
American Funds Short-Term Tax-Exempt Bond Fund	$3	$1		$4
Limited Term Tax-Exempt Bond Fund of America	12	5		17
The Tax-Exempt Bond Fund of America	44	26		70
American High-Income Municipal Bond Fund	15	4		19
The Tax-Exempt Fund of California	7	5		12
American Funds Tax-Exempt Fund of New York	1	—	*	1

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended January 31, 2017, such purchase transactions occurred between American Funds Short-Term Tax-Exempt Bond Fund and related funds in the amount of $12,543,000. There were no sale transactions between American Funds Short-Term Tax-Exempt Bond Fund and related funds during the period.

64	American Funds Tax-Exempt Funds

7. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Sales[1]			Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2017
Class A	$240,612	23,842		$3,751	371		$(180,381)	(17,886)	$63,982	6,327
Class F-1	3,148	312		56	5		(3,841)	(381)	(637)	(64)
Class F-2	47,764	4,728		390	39		(44,291)	(4,387)	3,863	380
Class F-3[2]	10	1		—	—		—	—	10	1
Total net increase (decrease)	$291,534	28,883		$4,197	415		$(228,513)	(22,654)	$67,218	6,644

Year ended July 31, 2016
Class A	$265,488	26,090		$6,336	622		$(240,607)	(23,645)	$31,217	3,067
Class F-1	7,767	763		90	9		(4,002)	(394)	3,855	378
Class F-2	62,784	6,169		603	59		(47,172)	(4,638)	16,215	1,590
Total net increase (decrease)	$336,039	33,022		$7,029	690		$(291,781)	(28,677)	$51,287	5,035

Limited Term Tax-Exempt Bond Fund of America

	Sales[1]			Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2017
Class A	$519,094	32,980		$29,188	1,854		$(526,237)	(33,573)	$22,045	1,261
Class B	3	—	[3]	1	—	[3]	(233)	(14)	(229)	(14)
Class C	7,280	464		182	11		(8,220)	(523)	(758)	(48)
Class F-1	16,367	1,042		832	53		(18,525)	(1,182)	(1,326)	(87)
Class F-2	194,524	12,341		3,252	207		(136,782)	(8,728)	60,994	3,820
Class F-3[2]	10	1		—	—		—	—	10	1
Class R-6	44,774	2,823		3,431	218		(33,375)	(2,140)	14,830	901
Total net increase (decrease)	$782,052	49,651		$36,886	2,343		$(723,372)	(46,160)	$95,566	5,834

	Sales			Reinvestments of dividends			Repurchases		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2016
Class A	$770,995	48,281		$56,942	3,566		$(466,226)	(29,211)	$361,711	22,636
Class B	144	9		7	—	[3]	(597)	(37)	(446)	(28)
Class C	11,072	693		408	26		(11,244)	(705)	236	14
Class F-1	24,656	1,544		1,728	108		(20,991)	(1,315)	5,393	337
Class F-2	143,068	8,950		4,556	286		(66,832)	(4,185)	80,792	5,051
Class R-6	101,074	6,329		5,737	359		(15,721)	(986)	91,090	5,702
Total net increase (decrease)	$1,051,009	65,806		$69,378	4,345		$(581,611)	(36,439)	$538,776	33,712

See page 67 for footnotes.

American Funds Tax-Exempt Funds	65

The Tax-Exempt Bond Fund of America

	Sales[1]			Issued in connection with the mergers		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2017
Class A	$1,053,950	80,626				$135,485	10,430	$(946,936)	(73,509)	$242,499	17,547
Class B	4	—	[3]			24	2	(1,975)	(151)	(1,947)	(149)
Class C	70,821	5,397				5,559	428	(77,079)	(5,952)	(699)	(127)
Class F-1	75,376	5,818				7,123	548	(96,589)	(7,487)	(14,090)	(1,121)
Class F-2	758,379	58,499				45,186	3,479	(493,467)	(38,326)	310,098	23,652
Class F-3[2]	10	1				—	—	—	—	10	1
Class R-6	69,352	5,317				6,859	528	(12,947)	(1,014)	63,264	4,831
Total net increase (decrease)	$2,027,892	155,658				$200,236	15,415	$(1,628,993)	(126,439)	$599,135	44,634

Year ended July 31, 2016
Class A	$1,871,164	141,849		$608,701	45,527	$232,021	17,617	$(850,880)	(64,706)	$1,861,006	140,287
Class B	188	14		336	25	122	9	(4,787)	(363)	(4,141)	(315)
Class C	159,538	12,081		63,427	4,744	8,714	661	(76,537)	(5,817)	155,142	11,669
Class F-1	444,340	34,050		37,279	2,788	37,270	2,843	(1,510,010)	(114,741)	(991,121)	(75,060)
Class F-2	2,030,700	154,105		76,119	5,693	50,029	3,784	(329,704)	(24,984)	1,827,144	138,598
Class R-6	108,885	8,267				10,841	823	(10,127)	(773)	109,599	8,317
Total net increase (decrease)	$4,614,815	350,366		$785,862	58,777	$338,997	25,737	$(2,782,045)	(211,384)	$2,957,629	223,496

	Issued in connection		Issued in connection
	with the merger of		with the merger of		Total issued
	the Tax-Exempt Fund		the Tax-Exempt Fund		in connection
	of Maryland		of Virginia		with the mergers
Merger details	Amount	Shares	Amount	Shares	Amount	Shares

Class A	$236,260	17,671	$372,441	27,856	$608,701	45,527
Class B	105	8	231	17	336	25
Class C	28,452	2,128	34,975	2,616	63,427	4,744
Class F-1	15,686	1,173	21,593	1,615	37,279	2,788
Class F-2	28,222	2,111	47,897	3,582	76,119	5,693
Total issued	$308,725	23,091	$477,137	35,686	$785,862	58,777

American High-Income Municipal Bond Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2017
Class A	$436,450	27,756	$59,939	3,825	$(432,480)	(27,854)	$63,909	3,727
Class B	31	2	13	1	(776)	(49)	(732)	(46)
Class C	32,222	2,037	3,369	215	(38,791)	(2,491)	(3,200)	(239)
Class F-1	43,891	2,786	4,470	285	(95,569)	(6,113)	(47,208)	(3,042)
Class F-2	255,954	16,369	13,986	893	(187,893)	(12,114)	82,047	5,148
Class F-3[2]	10	1	—	—	—	—	10	1
Class R-6	50,753	3,243	5,775	369	—	—	56,528	3,612
Total net increase (decrease)	$819,311	52,194	$87,552	5,588	$(755,509)	(48,621)	$151,354	9,161

Year ended July 31, 2016
Class A	$916,799	58,141	$109,175	6,926	$(367,188)	(23,358)	$658,786	41,709
Class B	256	16	72	4	(2,546)	(162)	(2,218)	(142)
Class C	89,022	5,638	6,037	383	(41,568)	(2,642)	53,491	3,379
Class F-1	121,444	7,680	8,917	566	(68,553)	(4,339)	61,808	3,907
Class F-2	559,242	35,343	17,128	1,084	(149,558)	(9,505)	426,812	26,922
Class R-6	62,899	3,986	9,230	585	(3,047)	(198)	69,082	4,373
Total net increase (decrease)	$1,749,662	110,804	$150,559	9,548	$(632,460)	(40,204)	$1,267,761	80,148

66	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Sales[1]			Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2017
Class A	$159,121	8,959		$22,178	1,258		$(184,133)	(10,545)	$(2,834)	(328)
Class B	1	—	[3]	2	—	[3]	(172)	(9)	(169)	(9)
Class C	15,485	866		1,003	57		(19,442)	(1,105)	(2,954)	(182)
Class F-1	13,318	749		1,075	61		(17,968)	(1,020)	(3,575)	(210)
Class F-2	111,424	6,342		3,154	179		(61,844)	(3,553)	52,734	2,968
Class F-3[2]	10	1		—	—		—	—	10	1
Total net increase (decrease)	$299,359	16,917		$27,412	1,555		$(283,559)	(16,232)	$43,212	2,240

Year ended July 31, 2016
Class A	$364,822	20,350		$41,439	2,313		$(165,245)	(9,243)	$241,016	13,420
Class B	36	2		20	1		(1,162)	(65)	(1,106)	(62)
Class C	33,775	1,879		1,844	103		(18,810)	(1,052)	16,809	930
Class F-1	26,848	1,496		1,985	111		(10,978)	(613)	17,855	994
Class F-2	86,120	4,793		4,508	252		(17,372)	(969)	73,256	4,076
Total net increase (decrease)	$511,601	28,520		$49,796	2,780		$(213,567)	(11,942)	$347,830	19,358

American Funds Tax-Exempt Fund of New York

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2017
Class A	$27,451	2,538		$1,515		141		$(25,965)	(2,418)	$3,001	261
Class B	11	—	[3]	—	[3]	—	[3]	(5)	— [3]	6	— [3]
Class C	1,838	169		113		10		(2,019)	(190)	(68)	(11)
Class F-1	637	58		20		2		(573)	(53)	84	7
Class F-2	4,896	452		341		32		(8,327)	(788)	(3,090)	(304)
Class F-3[2]	10	1		—		—		—	—	10	1
Total net increase (decrease)	$34,843	3,218		$1,989		185		$(36,889)	(3,449)	$(57)	(46)

Year ended July 31, 2016
Class A	$42,821	3,939		$2,365		217		$(13,606)	(1,255)	$31,580	2,901
Class B	3	1		—	[3]	—	[3]	(33)	(3)	(30)	(2)
Class C	6,364	587		195		18		(2,798)	(257)	3,761	348
Class F-1	676	63		25		2		(257)	(24)	444	41
Class F-2	13,967	1,282		540		50		(4,675)	(428)	9,832	904
Total net increase (decrease)	$63,831	5,872		$3,125		287		$(21,369)	(1,967)	$45,587	4,192

[1]	Includes exchanges between share classes of the fund.
[2]	Class F-3 shares were offered beginning January 27, 2017.
[3]	Amount less than one thousand.

8. Investment transactions

Each fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the six months ended January 31, 2017, as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$171,558	$115,471
Limited Term Tax-Exempt Bond Fund of America	648,898	464,777
The Tax-Exempt Bond Fund of America	1,915,971	1,214,720
American High-Income Municipal Bond Fund	1,036,009	796,072
The Tax-Exempt Fund of California	247,351	217,926
American Funds Tax-Exempt Fund of New York	26,155	25,138

American Funds Tax-Exempt Funds	67

9. Ownership concentration

At January 31, 2017, CRMC held aggregate ownership of 21% of the outstanding shares of American Funds Tax-Exempt Fund of New York. The ownership represents the seed money invested in the fund when it began operations on November 1, 2010.

68	American Funds Tax-Exempt Funds

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operation	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2017[3,4]	$10.22	$.06		$(.15)	$(.09)	$(.06)	$—		$(.06)	$10.07	(.92)%[5]	$742		.58%[6]		1.09%[6]
7/31/2016	10.17	.10		.05	.15	(.10)	—		(.10)	10.22	1.51	688		.59		1.02
7/31/2015	10.25	.11		(.08)	.03	(.11)	—		(.11)	10.17	.26	653		.58		1.04
7/31/2014	10.21	.11		.04	.15	(.11)	—		(.11)	10.25	1.43	737		.58		1.04
7/31/2013	10.32	.13		(.11)	.02	(.13)	—	[7]	(.13)	10.21	.16	701		.59		1.21
7/31/2012	10.23	.13		.09	.22	(.13)	—		(.13)	10.32	2.17	606		.59		1.27
Class F-1:
1/31/2017[3,4]	10.22	.04		(.15)	(.11)	(.04)	—		(.04)	10.07	(1.04)[5]	12		.81	[6]	.86	[6]
7/31/2016	10.17	.08		.05	.13	(.08)	—		(.08)	10.22	1.29	13		.81		.80
7/31/2015	10.25	.08		(.08)	—	(.08)	—		(.08)	10.17	.05	9		.80		.83
7/31/2014	10.21	.08		.04	.12	(.08)	—		(.08)	10.25	1.19	14		.82		.80
7/31/2013	10.32	.10		(.11)	(.01)	(.10)	—	[7]	(.10)	10.21	(.08)	30		.84		.96
7/31/2012	10.23	.11		.09	.20	(.11)	—		(.11)	10.32	1.98	18		.78		1.09
Class F-2:
1/31/2017[3,4]	10.22	.06		(.15)	(.09)	(.06)	—		(.06)	10.07	(.91)[5]	83		.55	[6]	1.13	[6]
7/31/2016	10.17	.11		.05	.16	(.11)	—		(.11)	10.22	1.55	80		.56		1.06
7/31/2015	10.25	.11		(.08)	.03	(.11)	—		(.11)	10.17	.29	64		.55		1.08
7/31/2014	10.21	.11		.04	.15	(.11)	—		(.11)	10.25	1.47	46		.54		1.07
7/31/2013	10.32	.13		(.11)	.02	(.13)	—	[7]	(.13)	10.21	.19	37		.56		1.23
7/31/2012	10.23	.14		.09	.23	(.14)	—		(.14)	10.32	2.24	15		.52		1.33
Class F-3:
1/31/2017[3,4,8]	10.07	—	[7]	— [7]	— [7]	— [7]	—		— [7]	10.07	.02 [5]	—	[9]	—	[5,10]	.02	[5]

	Six months ended
	January 31,	Year ended July 31
	2017[3,4,5]	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	16%	21%	38%	20%	22%	14%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Class F-3 shares were offered beginning January 27, 2017.
[9]	Amount less than $1 million.
[10]	Amount less than .01%.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	69

Financial highlights (continued)

Limited Term Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2017[3,4]	$16.04	$.16	$(.44)	$(.28)	$(.16)	$—		$(.16)	$15.60	(1.75)%[5]	$2,989		.59%[6]		2.00%[6]
7/31/2016	15.92	.35	.12	.47	(.35)	—		(.35)	16.04	2.97	3,055		.59		2.17
7/31/2015	16.10	.38	(.18)	.20	(.38)	—		(.38)	15.92	1.23	2,670		.57		2.36
7/31/2014	15.94	.40	.16	.56	(.40)	—		(.40)	16.10	3.56	2,615		.60		2.51
7/31/2013	16.36	.40	(.42)	(.02)	(.40)	—	[7]	(.40)	15.94	(.13)	2,625		.60		2.45
7/31/2012	15.85	.44	.51	.95	(.44)	—		(.44)	16.36	6.06	2,549		.60		2.72
Class B:
1/31/2017[3,4]	16.04	.10	(.44)	(.34)	(.10)	—		(.10)	15.60	(2.09)[5]	—	[8]	1.28	[6]	1.29	[6]
7/31/2016	15.92	.24	.12	.36	(.24)	—		(.24)	16.04	2.25	—	[8]	1.29		1.50
7/31/2015	16.10	.26	(.18)	.08	(.26)	—		(.26)	15.92	.52	1		1.28		1.66
7/31/2014	15.94	.29	.16	.45	(.29)	—		(.29)	16.10	2.85	2		1.29		1.83
7/31/2013	16.36	.29	(.42)	(.13)	(.29)	—	[7]	(.29)	15.94	(.82)	3		1.29		1.78
7/31/2012	15.85	.33	.51	.84	(.33)	—		(.33)	16.36	5.33	6		1.30		2.04
Class C:
1/31/2017[3,4]	16.04	.10	(.44)	(.34)	(.10)	—		(.10)	15.60	(2.12)[5]	29		1.33	[6]	1.27	[6]
7/31/2016	15.92	.23	.12	.35	(.23)	—		(.23)	16.04	2.20	30		1.33		1.43
7/31/2015	16.10	.26	(.18)	.08	(.26)	—		(.26)	15.92	.47	30		1.33		1.60
7/31/2014	15.94	.28	.16	.44	(.28)	—		(.28)	16.10	2.80	38		1.34		1.78
7/31/2013	16.36	.28	(.42)	(.14)	(.28)	—	[7]	(.28)	15.94	(.87)	49		1.34		1.72
7/31/2012	15.85	.32	.51	.83	(.32)	—		(.32)	16.36	5.27	75		1.34		1.99
Class F-1:
1/31/2017[3,4]	16.04	.15	(.44)	(.29)	(.15)	—		(.15)	15.60	(1.79)[5]	86		.67	[6]	1.93	[6]
7/31/2016	15.92	.33	.12	.45	(.33)	—		(.33)	16.04	2.88	90		.67		2.09
7/31/2015	16.10	.36	(.18)	.18	(.36)	—		(.36)	15.92	1.13	84		.67		2.27
7/31/2014	15.94	.39	.16	.55	(.39)	—		(.39)	16.10	3.49	105		.67		2.45
7/31/2013	16.36	.39	(.42)	(.03)	(.39)	—	[7]	(.39)	15.94	(.22)	122		.69		2.37
7/31/2012	15.85	.43	.51	.94	(.43)	—		(.43)	16.36	6.00	132		.65		2.67

70	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2017[3,4]	$16.04	$.17		$(.44)	$(.27)	$(.17)	$—		$(.17)	$15.60	(1.67)%[5]		$342		.41%[6]		2.19%[6]
7/31/2016	15.92	.38		.12	.50	(.38)	—		(.38)	16.04	3.15		291		.41		2.34
7/31/2015	16.10	.40		(.18)	.22	(.40)	—		(.40)	15.92	1.39		208		.41		2.52
7/31/2014	15.94	.43		.16	.59	(.43)	—		(.43)	16.10	3.75		183		.42		2.69
7/31/2013	16.36	.43		(.42)	.01	(.43)	—	[7]	(.43)	15.94	.05		148		.42		2.64
7/31/2012	15.85	.47		.51	.98	(.47)	—		(.47)	16.36	6.28		162		.38		2.94
Class F-3:
1/31/2017[3,4,9]	15.59	—	[7]	.01	.01	— [7]	—		— [7]	15.60	.09	[5]	—	[8]	—	[5,10]	.03	[5]
Class R-6:
1/31/2017[3,4]	16.04	.18		(.44)	(.26)	(.18)	—		(.18)	15.60	(1.61)[5]		290		.30	[6]	2.30	[6]
7/31/2016	15.92	.39		.12	.51	(.39)	—		(.39)	16.04	3.26		284		.30		2.45
7/31/2015	16.10	.42		(.18)	.24	(.42)	—		(.42)	15.92	1.50		190		.31		2.62
7/31/2014	15.94	.45		.16	.61	(.45)	—		(.45)	16.10	3.86		133		.31		2.80
7/31/2013	16.36	.45		(.42)	.03	(.45)	—	[7]	(.45)	15.94	.16		132		.31		2.72
7/31/2012[3,11]	16.32	.10		.05	.15	(.11)	—		(.11)	16.36	.90	[5]	43		.07	[5]	.64	[5]

	Six months ended
	January 31,	Year ended July 31
	2017[3,4,5]	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	13%	16%	19%	9%	13%	9%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Amount less than $1 million.
[9]	Class F-3 shares were offered beginning January 27, 2017.
[10]	Amount less than .01%.
[11]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	71

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2017[3,4]	$13.40	$.20	$(.65)	$(.45)	$(.20)	$12.75	(3.37)%[5]		$9,279	.53%[6]		3.07%[6]
7/31/2016	12.96	.41	.44	.85	(.41)	13.40	6.69		9,510	.54		3.15
7/31/2015	12.92	.42	.04	.46	(.42)	12.96	3.62		7,385	.54		3.28
7/31/2014	12.44	.45	.48	.93	(.45)	12.92	7.60		6,772	.56		3.57
7/31/2013[3,7]	13.08	.40	(.64)	(.24)	(.40)	12.44	(1.93)[5]		6,984	.55	[6]	3.35	[6]
8/31/2012	12.26	.47	.82	1.29	(.47)	13.08	10.71		7,445	.55		3.73
Class B:
1/31/2017[3,4]	13.40	.15	(.65)	(.50)	(.15)	12.75	(3.71)[5]		1	1.25	[6]	2.34	[6]
7/31/2016	12.96	.31	.44	.75	(.31)	13.40	5.90		3	1.28		2.43
7/31/2015	12.92	.33	.04	.37	(.33)	12.96	2.85		7	1.28		2.55
7/31/2014	12.44	.35	.48	.83	(.35)	12.92	6.81		13	1.30		2.84
7/31/2013[3,7]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.59	)5	20	1.30	[6]	2.61	[6]
8/31/2012	12.26	.38	.82	1.20	(.38)	13.08	9.90		30	1.29		3.01
Class C:
1/31/2017[3,4]	13.40	.15	(.65)	(.50)	(.15)	12.75	(3.76	)5	491	1.32	[6]	2.28	[6]
7/31/2016	12.96	.31	.44	.75	(.31)	13.40	5.85		517	1.33		2.35
7/31/2015	12.92	.32	.04	.36	(.32)	12.96	2.80		349	1.33		2.50
7/31/2014	12.44	.35	.48	.83	(.35)	12.92	6.75		325	1.35		2.79
7/31/2013[3,7]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.64	)5	375	1.34	[6]	2.56	[6]
8/31/2012	12.26	.37	.82	1.19	(.37)	13.08	9.85		420	1.34		2.94
Class F-1:
1/31/2017[3,4]	13.40	.19	(.65)	(.46)	(.19)	12.75	(3.43	)5	478	.66	[6]	2.95	[6]
7/31/2016	12.96	.39	.44	.83	(.39)	13.40	6.53		518	.67		3.04
7/31/2015	12.92	.41	.04	.45	(.41)	12.96	3.49		1,474	.67		3.16
7/31/2014	12.44	.43	.48	.91	(.43)	12.92	7.46		1,389	.68		3.46
7/31/2013[3,7]	13.08	.39	(.64)	(.25)	(.39)	12.44	(2.05	)5	1,659	.68	[6]	3.21	[6]
8/31/2012	12.26	.46	.82	1.28	(.46)	13.08	10.59		1,526	.66		3.62

72	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2017[3,4]	$13.40	$.21		$(.65)	$(.44)	$(.21)	$12.75	(3.31)%[5]	$3,043		.41%[6]		3.20%[6]
7/31/2016	12.96	.43		.44	.87	(.43)	13.40	6.84	2,879		.40		3.26
7/31/2015	12.92	.44		.04	.48	(.44)	12.96	3.76	990		.41		3.42
7/31/2014	12.44	.46		.48	.94	(.46)	12.92	7.74	662		.42		3.70
7/31/2013[3,7]	13.08	.42		(.64)	(.22)	(.42)	12.44	(1.81)[5]	327		.42	[6]	3.49	[6]
8/31/2012	12.26	.49		.82	1.31	(.49)	13.08	10.88	239		.40		3.87
Class F-3:
1/31/2017[3,4,8]	12.75	—	[9]	— [9]	— [9]	— [9]	12.75	.04 [5]	—	[5,10]	—	[5,11]	.04	[5]
Class R-6:
1/31/2017[3,4]	13.40	.22		(.65)	(.43)	(.22)	12.75	(3.25)[5]	433		.29	[6]	3.32	[6]
7/31/2016	12.96	.44		.44	.88	(.44)	13.40	6.95	391		.29		3.39
7/31/2015	12.92	.46		.04	.50	(.46)	12.96	3.86	270		.30		3.52
7/31/2014	12.44	.48		.48	.96	(.48)	12.92	7.86	165		.31		3.81
7/31/2013[3,7]	13.08	.43		(.64)	(.21)	(.43)	12.44	(1.71)[5]	115		.31	[6]	3.58	[6]
8/31/2012[3,12]	12.94	.14		.15	.29	(.15)	13.08	2.25 [5]	42		.09	[5]	1.15	[5]

	Six months ended	Year ended			For the period	Year ended
	January 31	July 31			9/1/2012 to	August 31
	2017[3,4,5]	2016	2015	2014	7/31/2013[3,5,7]	2012
Portfolio turnover rate for all share classes	9%	13%	14%	10%	16%	14%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	In 2013, the fund changed its fiscal year-end from August to July.
[8]	Class F-3 shares were offered beginning January 27, 2017.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	Amount less than .01%.
[12]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	73

Financial highlights (continued)

American High-Income Municipal Bond Fund

		(Loss) income from investment operations[1]
			Net (losses)
	Net asset		gains on		Dividends	Net asset			Ratio of	Ratio of
	value,	Net	securities (both	Total from	(from net	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	of period	return[2]	(in millions)	net assets	net assets
Class A:
1/31/2017[3,4]	$16.21	$.30	$(.91)	$(.61)	$(.29)	$15.31	(3.77)%[5]	$3,381	.70%[6]	3.82%[6]
7/31/2016	15.40	.63	.79	1.42	(.61)	16.21	9.45	3,519	.67	4.02
7/31/2015	15.22	.64	.17	.81	(.63)	15.40	5.34	2,700	.68	4.13
7/31/2014	14.48	.68	.73	1.41	(.67)	15.22	9.99	2,357	.68	4.59
7/31/2013	15.13	.63	(.65)	(.02)	(.63)	14.48	(.25)	2,246	.69	4.14
7/31/2012	13.78	.66	1.35	2.01	(.66)	15.13	14.98	2,286	.68	4.64
Class B:
1/31/2017[3,4]	16.21	.25	(.91)	(.66)	(.24)	15.31	(4.10)[5]	— [7]	1.39 [6]	3.10 [6]
7/31/2016	15.40	.52	.79	1.31	(.50)	16.21	8.67	1	1.38	3.36
7/31/2015	15.22	.53	.17	.70	(.52)	15.40	4.60	4	1.39	3.43
7/31/2014	14.48	.57	.73	1.30	(.56)	15.22	9.17	6	1.44	3.87
7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(.97)	10	1.42	3.42
7/31/2012	13.78	.56	1.35	1.91	(.56)	15.13	14.14	16	1.42	3.96
Class C:
1/31/2017[3,4]	16.21	.24	(.91)	(.67)	(.23)	15.31	(4.13)[5]	229	1.45 [6]	3.07 [6]
7/31/2016	15.40	.52	.79	1.31	(.50)	16.21	8.62	247	1.43	3.26
7/31/2015	15.22	.52	.17	.69	(.51)	15.40	4.55	182	1.44	3.37
7/31/2014	14.48	.56	.73	1.29	(.55)	15.22	9.12	161	1.48	3.80
7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(1.02)	161	1.46	3.37
7/31/2012	13.78	.55	1.35	1.90	(.55)	15.13	14.09	170	1.46	3.86
Class F-1:
1/31/2017[3,4]	16.21	.30	(.91)	(.61)	(.29)	15.31	(3.80)[5]	219	.77 [6]	3.74 [6]
7/31/2016	15.40	.62	.79	1.41	(.60)	16.21	9.37	282	.74	3.95
7/31/2015	15.22	.62	.17	.79	(.61)	15.40	5.27	207	.75	4.06
7/31/2014	14.48	.66	.73	1.39	(.65)	15.22	9.87	178	.79	4.49
7/31/2013	15.13	.62	(.65)	(.03)	(.62)	14.48	(.35)	172	.79	4.04
7/31/2012	13.78	.65	1.35	2.00	(.65)	15.13	14.89	191	.76	4.56

74	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

		(Loss) income from investment operations[1]
			Net (losses)
	Net asset		gains on		Dividends	Net asset			Ratio of	Ratio of
	value,	Net	securities (both	Total from	(from net	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	of period	return[2]	(in millions)	net assets	net assets
Class F-2:
1/31/2017[3,4]	$16.21	$.32	$(.91)	$(.59)	$(.31)	$15.31	(3.68)%[5]	$811	.51%[6]	4.01%[6]
7/31/2016	15.40	.66	.79	1.45	(.64)	16.21	9.65	775	.48	4.18
7/31/2015	15.22	.66	.17	.83	(.65)	15.40	5.53	321	.49	4.32
7/31/2014	14.48	.70	.73	1.43	(.69)	15.22	10.15	223	.53	4.71
7/31/2013	15.13	.66	(.65)	.01	(.66)	14.48	(.09)	126	.52	4.31
7/31/2012	13.78	.69	1.35	2.04	(.69)	15.13	15.20	87	.49	4.81
Class F-3:
1/31/2017[3,4,8]	15.30	.01	.01	.02	(.01)	15.31	.12 [5]	— [7]	— [5]	.05 [5]
Class R-6:
1/31/2017[3,4]	16.21	.33	(.91)	(.58)	(.32)	15.31	(3.62)[5]	310	.40 [6]	4.13 [6]
7/31/2016	15.40	.68	.79	1.47	(.66)	16.21	9.76	269	.38	4.31
7/31/2015	15.22	.68	.17	.85	(.67)	15.40	5.64	188	.39	4.42
7/31/2014	14.48	.72	.73	1.45	(.71)	15.22	10.27	108	.42	4.82
7/31/2013	15.13	.68	(.65)	.03	(.68)	14.48	.02	58	.40	4.44
7/31/2012[3,9]	14.86	.14	.28	.42	(.15)	15.13	2.85 [5]	13	.08 [5]	1.00 [5]

	Six months ended
	January 31,	Year ended July 31
	2017[3,4,5]	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	17%	21%	23%	24%	25%	20%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $1 million.
[8]	Class F-3 shares were offered beginning January 27, 2017.
[9]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	75

Financial highlights (continued)

The Tax-Exempt Fund of California

		(Loss) income from investment operations[1]
			Net (losses)
	Net asset		gains on		Dividends	Net asset			Ratio of		Ratio of
	value,	Net	securities (both	Total from	(from net	value,		Net assets,	expenses		net income
	beginning	investment	realized and	investment	investment	end	Total	end of period	to average		to average
Period ended	of period	income	unrealized)	operations	income)	of period	return[2]	(in millions)	net assets		net assets
Class A:
1/31/2017[3,4]	$18.21	$.27	$(.93)	$(.66)	$(.27)	$17.28	(3.66)%[5]	$1,586	.59%[6]		3.04%[6]
7/31/2016	17.62	.57	.58	1.15	(.56)	18.21	6.65	1,678	.60		3.17
7/31/2015	17.52	.60	.09	.69	(.59)	17.62	3.98	1,386	.62		3.38
7/31/2014	16.72	.63	.80	1.43	(.63)	17.52	8.72	1,265	.63		3.72
7/31/2013[3,7]	17.54	.59	(.82)	(.23)	(.59)	16.72	(1.45)[5]	1,250	.63	[6]	3.64	[6]
8/31/2012	16.32	.66	1.22	1.88	(.66)	17.54	11.70	1,334	.63		3.89
Class B:
1/31/2017[3,4]	18.21	.21	(.94)	(.73)	(.20)	17.28	(4.00)[5]	— [8]	1.31	[6]	2.31	[6]
7/31/2016	17.62	.44	.58	1.02	(.43)	18.21	5.88	— [8]	1.34		2.51
7/31/2015	17.52	.47	.09	.56	(.46)	17.62	3.22	1	1.35		2.65
7/31/2014	16.72	.51	.79	1.30	(.50)	17.52	7.93	2	1.38		3.00
7/31/2013[3,7]	17.54	.47	(.82)	(.35)	(.47)	16.72	(2.12)[5]	3	1.37	[6]	2.90	[6]
8/31/2012	16.32	.53	1.22	1.75	(.53)	17.54	10.89	5	1.37		3.17
Class C:
1/31/2017[3,4]	18.21	.20	(.93)	(.73)	(.20)	17.28	(4.04)[5]	89	1.38	[6]	2.25	[6]
7/31/2016	17.62	.43	.58	1.01	(.42)	18.21	5.82	97	1.39		2.38
7/31/2015	17.52	.46	.09	.55	(.45)	17.62	3.16	78	1.40		2.59
7/31/2014	16.72	.50	.80	1.30	(.50)	17.52	7.87	76	1.42		2.94
7/31/2013[3,7]	17.54	.46	(.82)	(.36)	(.46)	16.72	(2.16)[5]	87	1.42	[6]	2.85	[6]
8/31/2012	16.32	.52	1.22	1.74	(.52)	17.54	10.83	101	1.42		3.10
Class F-1:
1/31/2017[3,4]	18.21	.26	(.93)	(.67)	(.26)	17.28	(3.72)[5]	75	.72	[6]	2.91	[6]
7/31/2016	17.62	.55	.58	1.13	(.54)	18.21	6.52	83	.73		3.04
7/31/2015	17.52	.58	.09	.67	(.57)	17.62	3.85	63	.74		3.26
7/31/2014	16.72	.61	.80	1.41	(.61)	17.52	8.59	65	.76		3.60
7/31/2013[3,7]	17.54	.56	(.82)	(.26)	(.56)	16.72	(1.58)[5]	74	.77	[6]	3.50	[6]
8/31/2012	16.32	.64	1.22	1.86	(.64)	17.54	11.59	82	.73		3.79

76	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

		(Loss) income from investment operations[1]
			Net (losses)
	Net asset		gains on		Dividends	Net asset			Ratio of	Ratio of
	value,	Net	securities (both	Total from	(from net	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	of period	return[2]	(in millions)	net assets	net assets
Class F-2:
1/31/2017[3,4]	$18.21	$.28	$(.93)	$(.65)	$(.28)	$17.28	(3.59)%[5]	$253	.47%[6]	3.17%[6]
7/31/2016	17.62	.60	.58	1.18	(.59)	18.21	6.79	213	.48	3.29
7/31/2015	17.52	.62	.09	.71	(.61)	17.62	4.10	134	.49	3.51
7/31/2014	16.72	.65	.80	1.45	(.65)	17.52	8.85	110	.51	3.84
7/31/2013[3,7]	17.54	.60	(.82)	(.22)	(.60)	16.72	(1.35)[5]	91	.51 [6]	3.77 [6]
8/31/2012	16.32	.68	1.22	1.90	(.68)	17.54	11.87	74	.48	4.02
Class F-3:
1/31/2017[3,4,9]	17.27	.01	.01	.02	(.01)	17.28	.10 [5]	— [8]	— [5,10]	.04 [5]

	Six months ended	Year ended			For the period	Year ended
	January 31	July 31			9/1/2012 to	August 31
	2017[3,4,5]	2016	2015	2014	7/31/2013[3,5,7]	2012
Portfolio turnover rate for all share classes	11%	11%	17%	8%	12%	15%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	In 2013, the fund changed its fiscal year-end from August to July.
[8]	Amount less than $1 million.
[9]	Class F-3 shares were offered beginning January 27, 2017.
[10]	Amount less than .01%.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	77

Financial highlights (continued)

American Funds Tax-Exempt Fund of New York

		(Loss) income from investment operations[1]
			Net (losses)								Ratio of		Ratio of
	Net asset		gains on		Dividends	Net asset					expenses to		expenses to		Ratio of
	value,	Net	securities (both	Total from	(from net	value,			Net assets,		average net		average net		net income
	beginning	investment	realized and	investment	investment	end	Total		end of year		assets before		assets after		to average
Period ended	of year	income	unrealized)	operations	income)	of year	return[2,3]		(in millions)		reimbursements		reimbursements[3]		net assets[3]
Class A:
1/31/2017[4,5]	$11.12	$.14	$(.53)	$(.39)	$(.14)	$10.59	(3.55)%[6,7]		$156		.69%[7,8]		.69%[7,8]		2.55%[7,8]
7/31/2016	10.66	.28	.45	.73	(.27)	11.12	6.95	[7]	161		.72	[7]	.69	[7]	2.54	[7]
7/31/2015	10.58	.32	.07	.39	(.31)	10.66	3.65	[7]	124		.72	[7]	.67	[7]	2.91	[7]
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.83	[7]	102		.73	[7]	.63	[7]	3.07	[7]
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.16)[7]		100		.66	[7]	.59	[7]	2.88	[7]
7/31/2012	9.98	.32	.87	1.19	(.32)	10.85	12.11	[7]	106		.76	[7]	.63	[7]	3.06	[7]
Class B:
1/31/2017[4,5]	11.12	.14	(.53)	(.39)	(.14)	10.59	(3.48)[6,7]		—	[9]	.56	[7,8]	.56	[7,8]	2.68	[7,8]
7/31/2016	10.66	.25	.45	.70	(.24)	11.12	6.64	[7]	—	[9]	1.06	[7]	1.03	[7]	2.24	[7]
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.87	[7]	—	[9]	1.49	[7]	1.43	[7]	2.15	[7]
7/31/2014	10.21	.23	.37	.60	(.23)	10.58	5.98	[7]	—	[9]	1.51	[7]	1.44	[7]	2.29	[7]
7/31/2013	10.85	.22	(.64)	(.42)	(.22)	10.21	(4.00)[7]		—	[9]	1.53	[7]	1.46	[7]	1.99	[7]
7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.18	[7]	—	[9]	1.59	[7]	1.45	[7]	2.24	[7]
Class C:
1/31/2017[4,5]	11.12	.09	(.53)	(.44)	(.09)	10.59	(3.94)[6]		13		1.48	[8]	1.48	[8]	1.76	[8]
7/31/2016	10.66	.20	.45	.65	(.19)	11.12	6.11		14		1.51		1.48		1.75
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.79		10		1.56		1.50		2.07
7/31/2014	10.21	.22	.37	.59	(.22)	10.58	5.89		8		1.60		1.51		2.19
7/31/2013	10.85	.21	(.64)	(.43)	(.21)	10.21	(4.04)		8		1.58		1.50		1.96
7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.12		7		1.62		1.50		2.17
Class F-1:
1/31/2017[4,5]	11.12	.14	(.53)	(.39)	(.14)	10.59	(3.55)[6,7]		2		.67	[7,8]	.67	[7,8]	2.57	[7,8]
7/31/2016	10.66	.29	.45	.74	(.28)	11.12	7.02	[7]	2		.65	[7]	.62	[7]	2.61	[7]
7/31/2015	10.58	.31	.07	.38	(.30)	10.66	3.58	[7]	2		.80	[7]	.74	[7]	2.83	[7]
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.77	[7]	1		.77	[7]	.68	[7]	3.03	[7]
7/31/2013	10.85	.29	(.64)	(.35)	(.29)	10.21	(3.36)[7]		1		.86	[7]	.79	[7]	2.67	[7]
7/31/2012	9.98	.31	.87	1.18	(.31)	10.85	11.95	[7]	2		.86	[7]	.74	[7]	2.94	[7]

78	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

		(Loss) income from investment operations[1]
			Net (losses)						Ratio of	Ratio of
	Net asset		gains on		Dividends	Net asset			expenses to	expenses to	Ratio of
	value,	Net	securities (both	Total from	(from net	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	end	Total	end of year	assets before	assets after	to average
Period ended	of year	income	unrealized)	operations	income)	of year	return[2,3]	(in millions)	reimbursements	reimbursements[3]	net assets[3]
Class F-2:
1/31/2017[4,5]	$11.12	$.14	$(.53)	$(.39)	$(.14)	$10.59	(3.49)%[6]	$27	.56%[8]	.56%[8]	2.68%[8]
7/31/2016	10.66	.30	.45	.75	(.29)	11.12	7.10	31	.58	.55	2.68
7/31/2015	10.58	.33	.07	.40	(.32)	10.66	3.77	20	.61	.56	3.02
7/31/2014	10.21	.32	.37	.69	(.32)	10.58	6.89	16	.66	.57	3.13
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.14)	14	.64	.57	2.90
7/31/2012	9.98	.33	.87	1.20	(.33)	10.85	12.21	13	.63	.53	3.13
Class F-3:
1/31/2017[4,5,10]	10.58	— [11]	.01	.01	— [11]	10.59	.13 [6]	— [9]	— [6,12]	— [6,12]	.03 [6]

	Six months ended
	January 31,	Year ended July 31
	2017[4,5,6]	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	13%	14%	42%	25%	23%	15%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Annualized.
[9]	Amount less than $1 million.
[10]	Class F-3 shares were offered beginning January 27, 2017.
[11]	Amount less than $.01.
[12]	Amount less than .01%.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	79

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2016, through January 31, 2017).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Classes F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

80	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2016	1/31/2017	during period*	expense ratio
Class A – actual return	$1,000.00	$990.79	$2.91	.58%
Class A – assumed 5% return	1,000.00	1,022.28	2.96	.58
Class F-1 – actual return	1,000.00	989.64	4.06	.81
Class F-1 – assumed 5% return	1,000.00	1,021.12	4.13	.81
Class F-2 – actual return	1,000.00	990.95	2.76	.55
Class F-2 – assumed 5% return	1,000.00	1,022.43	2.80	.55
Class F-3 – actual return†	1,000.00	1,000.15	.04	.40
Class F-3 – assumed 5% return†	1,000.00	1,023.19	2.04	.40

Limited Term Tax-Exempt Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2016	1/31/2017	during period*	expense ratio
Class A – actual return	$1,000.00	$982.46	$2.95	.59%
Class A – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class B – actual return	1,000.00	979.07	6.39	1.28
Class B – assumed 5% return	1,000.00	1,018.75	6.51	1.28
Class C – actual return	1,000.00	978.81	6.63	1.33
Class C – assumed 5% return	1,000.00	1,018.50	6.77	1.33
Class F-1 – actual return	1,000.00	982.07	3.35	.67
Class F-1 – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class F-2 – actual return	1,000.00	983.35	2.05	.41
Class F-2 – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class F-3 – actual return†	1,000.00	1,000.91	.03	.26
Class F-3 – assumed 5% return†	1,000.00	1,023.89	1.33	.26
Class R-6 – actual return	1,000.00	983.91	1.50	.30
Class R-6 – assumed 5% return	1,000.00	1,023.69	1.53	.30

The Tax-Exempt Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2016	1/31/2017	during period*	expense ratio
Class A – actual return	$1,000.00	$966.28	$2.63	.53%
Class A – assumed 5% return	1,000.00	1,022.53	2.70	.53
Class B – actual return	1,000.00	962.87	6.18	1.25
Class B – assumed 5% return	1,000.00	1,018.90	6.36	1.25
Class C – actual return	1,000.00	962.42	6.53	1.32
Class C – assumed 5% return	1,000.00	1,018.55	6.72	1.32
Class F-1 – actual return	1,000.00	965.67	3.27	.66
Class F-1 – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class F-2 – actual return	1,000.00	966.90	2.03	.41
Class F-2 – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class F-3 – actual return†	1,000.00	1,000.38	.03	.26
Class F-3 – assumed 5% return†	1,000.00	1,023.89	1.33	.26
Class R-6 – actual return	1,000.00	967.47	1.44	.29
Class R-6 – assumed 5% return	1,000.00	1,023.74	1.48	.29

American Funds Tax-Exempt Funds	81

American High-Income Municipal Bond Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2016	1/31/2017	during period*	expense ratio
Class A – actual return	$1,000.00	$962.31	$3.46	.70%
Class A – assumed 5% return	1,000.00	1,021.68	3.57	.70
Class B – actual return	1,000.00	958.97	6.86	1.39
Class B – assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class C – actual return	1,000.00	958.70	7.16	1.45
Class C – assumed 5% return	1,000.00	1,017.90	7.37	1.45
Class F-1 – actual return	1,000.00	961.96	3.81	.77
Class F-1 – assumed 5% return	1,000.00	1,021.32	3.92	.77
Class F-2 – actual return	1,000.00	963.21	2.52	.51
Class F-2 – assumed 5% return	1,000.00	1,022.63	2.60	.51
Class F-3 – actual return†	1,000.00	1,001.15	.04	.33
Class F-3 – assumed 5% return†	1,000.00	1,023.54	1.68	.33
Class R-6 – actual return	1,000.00	963.78	1.98	.40
Class R-6 – assumed 5% return	1,000.00	1,023.19	2.04	.40

The Tax-Exempt Fund of California

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2016	1/31/2017	during period*	expense ratio
Class A – actual return	$1,000.00	$963.43	$2.92	.59%
Class A – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class B – actual return	1,000.00	959.99	6.47	1.31
Class B – assumed 5% return	1,000.00	1,018.60	6.67	1.31
Class C – actual return	1,000.00	959.59	6.82	1.38
Class C – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class F-1 – actual return	1,000.00	962.79	3.56	.72
Class F-1 – assumed 5% return	1,000.00	1,021.58	3.67	.72
Class F-2 – actual return	1,000.00	964.05	2.33	.47
Class F-2 – assumed 5% return	1,000.00	1,022.84	2.40	.47
Class F-3 – actual return†	1,000.00	1,000.96	.04	.34
Class F-3 – assumed 5% return†	1,000.00	1,023.49	1.73	.34

82	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2016	1/31/2017	during period*	expense ratio
Class A – actual return	$1,000.00	$964.45	$3.42	.69%
Class A – assumed 5% return	1,000.00	1,021.73	3.52	.69
Class B – actual return	1,000.00	965.20	2.77	.56
Class B – assumed 5% return	1,000.00	1,022.38	2.85	.56
Class C – actual return	1,000.00	960.61	7.31	1.48
Class C – assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class F-1 – actual return	1,000.00	964.54	3.32	.67
Class F-1 – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class F-2 – actual return	1,000.00	965.12	2.77	.56
Class F-2 – assumed 5% return	1,000.00	1,022.38	2.85	.56
Class F-3 – actual return†	1,000.00	1,001.26	.05	.43
Class F-3 – assumed 5% return†	1,000.00	1,023.04	2.19	.43

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the ”annualized expense ratio” and ”actual return” line is based on the number of days since the initial sale of the share class on January 27, 2017. The ”assumed 5% return” line is based on 184 days.

American Funds Tax-Exempt Funds	83

Offices of the funds and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Custodians of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

84	American Funds Tax-Exempt Funds

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete January 31, 2017, portfolios of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York’s investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

Each fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectuses, which give details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after March 31, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Tax-Exempt Bond Fund of America®
Investment portfolio
January 31, 2017
unaudited
Bonds, notes & other debt instruments 94.37% Alabama 1.85%	Principal amount (000)	Value (000)
Ascension Health, Rev. Bonds (Ascension Senior Credit Group), Series 2016-B, 5.00% 2046	$500	$562
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 2035	6,450	7,295
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 2043	26,200	29,074
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	50,000	53,605
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2021	10,000	11,412
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2025	2,000	2,256
Houston County, Health Care Auth., Series 2016-A, 5.00% 2030	3,000	3,222
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2024	2,375	2,561
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2029	1,250	1,350
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	22,340	24,785
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 2048	16,065	18,071
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	10,000	11,398
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	13,000	15,246
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	1,500	1,816
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2029	1,250	1,411
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2031	10,000	11,286
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2046	7,690	8,812
Special Care Facs. Fncg. Auth. Of Mobile, Rev. Bonds (Infirmary Health Systems, Inc.), Series 2016-A, 5.00% 2036	1,000	1,082
The Medical Clinic Board of the City of Montgomery, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), 5.00% 2021	1,000	1,104
The Medical Clinic Board of the City of Montgomery, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), 5.00% 2022	3,215	3,596
The Medical Clinic Board of the City of Montgomery, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), 5.00% 2033	2,500	2,693
Public School and College Auth., Capital Improvement Bonds, Series 2007, 5.00% 2019 (preref. 2017)	30,220	31,275
Industrial Dev. Board. of the City of Selma, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	4,000	4,450
City of Tuscaloosa, Public Educational Building Auth., Student Housing Rev. Ref. Bonds (University of Alabama Ridgecrest Residential Facs.), Series 2016-B, BAM insured, 3.125% 2036	2,680	2,390
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds, Series 2008-A, 5.25% 2025 (preref. 2018)	1,000	1,066
University of South Alabama, University Facs. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2035	1,000	1,028
University of South Alabama, University Facs. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,147
		253,993
Alaska 0.08%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	2,990	3,133
International Airport System, Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	3,000	3,381
International Airport System, Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	3,500	3,884
		10,398
The Tax-Exempt Bond Fund of America — Page 1 of 101

unaudited
Bonds, notes & other debt instruments Arizona 2.14%	Principal amount (000)	Value (000)
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, 2.51% 2048 (put 2020)[1]	$4,000	$4,064
Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.25% 2025	2,500	2,728
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.125% 2027	660	667
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.20% 2032	1,000	1,010
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2027	1,500	1,722
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.00% 2025	1,000	1,081
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.00% 2035	3,130	3,391
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.125% 2040	6,215	6,760
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2023	3,725	4,198
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2024	2,910	3,256
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2025	2,610	2,900
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2026	1,630	1,804
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2031	4,105	4,491
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2020	1,795	1,987
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2021	1,000	1,129
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2022	2,185	2,509
Health Facs. Auth., Rev. Bonds (Scottsdale Lincoln Hospitals Project), Series 2014-A, 5.00% 2030	1,390	1,568
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 1.479% 2037[1]	27,200	23,250
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2007-A, 5.25% 2022 (preref. 2018)	1,500	1,559
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2015-A, 5.00% 2024	255	299
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2015-A, 5.00% 2025	1,010	1,193
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 2037[2]	2,150	2,170
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 2047[2]	3,000	3,022
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 2050[2]	4,000	4,037
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health Obligated Group), Series 2016-A, 5.00% 2032	2,000	2,308
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2008, 5.00% 2027 (preref. 2018)	5,035	5,317
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2008, 5.00% 2028 (preref. 2018)	4,000	4,224
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2008, 5.00% 2038 (preref. 2018)	10,000	10,560
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2008, 5.25% 2026 (preref. 2018)	3,500	3,708
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2033	5,080	5,678
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2035	1,500	1,668
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2036	1,500	1,666
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2037	2,000	2,210
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2039	1,500	1,655
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2028	2,970	3,120
The Tax-Exempt Bond Fund of America — Page 2 of 101

unaudited
Bonds, notes & other debt instruments Arizona (continued)	Principal amount (000)	Value (000)
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2038	$3,000	$3,138
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2029	5,400	5,988
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2040	12,000	13,032
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2024	1,000	1,060
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,500	1,750
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2032	2,000	2,324
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2033	1,000	1,153
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,000	1,149
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2035	2,000	2,289
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 2036[2]	8,535	8,482
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), 3.00% 2020[2]	435	426
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), 5.00% 2035[2]	910	899
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), 5.00% 2045[2]	1,050	1,007
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 2044[2]	1,500	1,689
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2045[2]	2,500	2,459
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2035[2]	1,000	1,002
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2046[2]	3,900	3,829
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	12,000	12,898
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	15,000	16,512
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2035[2]	2,050	2,055
Industrial Dev. Auth. of the County of Pima, Industrial Dev. Rev. Bonds (Tucson Electric Power Co. Project), 4.00% 2029	1,140	1,183
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds, Series 2008-A, 5.00% 2024 (preref. 2018)	3,000	3,112
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds, Series 2008-A, 5.00% 2028 (preref. 2018)	8,500	8,817
School Facs. Board, Certs. of Part., Series 2008, 5.125% 2021 (preref. 2018)	13,000	13,826
City of Scottsdale, Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	8,000	9,475
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2021	8,250	9,002
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2025	5,000	5,441
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,718
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 5.00% 2019	500	531
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 6.25% 2042	2,500	2,645
Transportation Board Highway Rev. Bonds, Series 2008-A, 5.00% 2032 (preref. 2018)	5,000	5,278
Transportation Board Highway Rev. Ref. Bonds, Series 2011-A, 5.25% 2030 (preref. 2021)	5,000	5,778
Transportation Board Highway Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,000	2,308
Transportation Board Highway Rev. Ref. Bonds, Series 2013-A, 5.00% 2036	6,585	7,396
Board of Regents, University of Arizona SPEED Rev. Bonds (Stimulus Plan for Econ. and Educational Dev.), Series 2014, 5.00% 2033	1,000	1,134
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2023	825	865
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 6.00% 2027	2,000	2,160
The Tax-Exempt Bond Fund of America — Page 3 of 101

unaudited
Bonds, notes & other debt instruments Arizona (continued)	Principal amount (000)	Value (000)
Water Infrastructure Fin. Auth., Water Quality Rev. Bonds, Series 2008-A, 5.00% 2023 (preref. 2018)	$4,000	$4,258
County of Yavapai, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Yavapai Regional Medical Center), Series 2016, 5.00% 2036	1,000	1,067
		293,044
Arkansas 0.02%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, 2.21% 2044 (put 2022)[1]	2,750	2,728
California 10.21%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	5,000	5,821
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	11,600	13,386
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	3,000	3,026
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2037	4,200	4,220
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2035	3,400	3,812
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2046	500	530
Community Facs. Dist. of the City of Aliso Viejo, 2014 Special Tax Bonds (Glenwood at Aliso Viejo), 5.00% 2032	1,235	1,361
Community Facs. Dist. of the City of Aliso Viejo, 2014 Special Tax Bonds (Glenwood at Aliso Viejo), 5.00% 2033	1,330	1,463
Community Facs. Dist. of the City of Aliso Viejo, 2014 Special Tax Bonds (Glenwood at Aliso Viejo), 5.00% 2034	1,620	1,778
Community Facs. Dist. of the City of Aliso Viejo, 2014 Special Tax Bonds (Glenwood at Aliso Viejo), 5.00% 2038[3]	2,900	3,161
City of Anaheim, Community Facs. Dist. No. 08-1, Special Tax Bonds (Platinum Triangle), Series 2016, 4.00% 2041	2,500	2,405
City of Anaheim, Community Facs. Dist. No. 08-1, Special Tax Bonds (Platinum Triangle), Series 2016, 4.00% 2046	1,710	1,627
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2037	1,965	1,975
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	4,025	4,502
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House), Series 2010, 6.00% 2030	2,000	2,236
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	4,250	4,799
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2042	1,000	1,117
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2021	1,005	1,027
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2024	1,145	1,169
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.125% 2041	1,715	1,879
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	7,315	7,678
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), 5.00% 2023	710	804
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	1,740	1,828
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2009-B, 6.00% 2024	$1,000	$1,114
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2009-B, 6.125% 2029	1,000	1,111
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2012-A, 5.00% 2023	1,640	1,866
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2027	1,100	1,259
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2029	995	1,128
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2030	300	338
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-F-1, 5.00% 2056	13,985	15,556
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 1.56% 2045 (put 2023)[1]	5,000	4,963
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-C-1, 1.56% 2047 (put 2023)[1]	4,000	3,970
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-A-1, 1.56% 2045 (put 2023)[1]	1,150	1,142
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.76% 2045 (put 2024)[1]	30,850	30,847
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2034 (preref. 2018)	3,980	4,170
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	10,000	10,858
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2030	2,500	2,847
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2031	2,000	2,277
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-B, 1.50% 2047 (put 2018)	1,000	1,004
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-C, 1.875% 2047 (put 2019)	1,780	1,797
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 1.26% 2034 (put 2020)[1]	2,950	2,951
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-H, 1.36% 2034 (put 2021)[1]	9,000	8,995
Successor Agcy. to the Brea Redev. Agcy. (Redev. Project AB), 2013 Tax Allocation Ref. Bonds, 5.00% 2026	1,200	1,365
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2036[2]	1,500	1,501
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2046[2]	1,500	1,471
Trustees of The California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	3,550	3,952
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2011-A, 5.00% 2037	4,000	4,440
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2030	1,450	1,469
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2031	800	808
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 5.00% 2035	1,000	1,045
Successor Agcy. to the Carson Redev. Agcy., Tax Allocation Ref. Bonds (Redev. Project Area No.1), Series 2014-A, Assured Guaranty Municipal insured, 4.25% 2033	750	780
Cathedral City, Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (HSG-Merged), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2031	1,100	1,244
Cathedral City, Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (HSG-Merged), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2032	1,160	1,306
Cathedral City, Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (HSG-Merged), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2033	1,215	1,363
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	$6,665	$6,974
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2021	500	523
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2017	2,880	2,962
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2019	1,000	1,048
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2024	1,640	1,713
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	7,500	8,104
Chabot-Las Positas Community College Dist. (Alameda and Contra Costa Counties), G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2033	5,000	5,267
Chabot-Las Positas Community College Dist. (Alameda and Contra Costa Counties), G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2035	5,000	5,221
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2025	1,065	1,258
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	225	263
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2034	1,090	1,194
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2035	1,725	1,907
Successor Agcy. to the Redev. Agcy. of the City of Chino, Tax Allocation Ref. Bonds, Series 2014-A, BAM insured 5.00% 2028	1,370	1,580
Successor Agcy. to the Redev. Agcy. of the City of Chino, Tax Allocation Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2029	1,325	1,519
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	2,360	2,590
Successor Agcy. to the Redev. Agcy. of the City of Chula Vista, Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2028	570	673
Successor Agcy. to the Redev. Agcy. of the City of Chula Vista, Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2031	1,015	1,179
Successor Agcy. to the Redev. Agcy. of the City of Chula Vista, Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2032	1,070	1,236
Successor Agcy. to the Redev. Agcy. of the City of Chula Vista, Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2033	1,125	1,291
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	2,975	2,985
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021 (preref. 2019)	11,290	12,401
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021 (preref. 2019)	6,460	7,096
Educational Facs. Auth., Rev. Bonds (Loyola Marymount University), Series 2010-A, 5.125% 2040	1,750	1,890
Educational Facs. Auth., Rev. Bonds (Pepperdine University), Series 2016, 5.00% 2046	2,000	2,277
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.25% 2024	400	438
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.50% 2029	1,850	2,029
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040	2,840	3,213
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2013-U-3, 5.00% 2043	5,000	6,436
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2016-U-7, 5.00% 2046	3,000	3,900
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 6.125% 2036	3,450	4,043
Educational Facs. Auth., Rev. Bonds (University of the Pacific), 5.00% 2036	1,000	1,120
Educational Facs. Auth., Rev. Bonds (University of the Pacific), 5.50% 2039 (preref. 2019)	85	95
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), 5.00% 2045	5,000	5,517
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,070	3,408
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	6,015	6,638
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2011, 5.00% 2020	250	279
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2011, 5.00% 2021	825	935
Educational Facs. Auth., Rev. Ref. Bonds (Mills College), Series 2005-B, 5.00% 2020 (escrowed to maturity)	415	446
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Educational Facs. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011, 5.00% 2021	$100	$114
Educational Facs. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011, 5.00% 2022	600	698
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.00% 2028	500	581
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.00% 2031	1,000	1,143
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.50% 2039	910	987
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.50% 2039 (preref. 2019)	55	61
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2026	895	1,008
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2030	750	834
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), 2012 Special Tax Rev. Ref. Bonds, 4.00% 2029	2,140	2,226
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), 2012 Special Tax Ref. Bonds, 4.00% 2033	3,000	3,042
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), Special Tax Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 3.375% 2030	1,500	1,489
Elk Grove Fin. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 2026	1,300	1,518
Elk Grove Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2034	500	561
Elk Grove Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2035	500	560
Elk Grove Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2038	1,500	1,670
Successor Agcy. to the Emeryville Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2032	890	1,006
Successor Agcy. to the Emeryville Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2033	775	873
Community Facs. Dist. No. 2015-1, Orange County (Esencia Village), Special Tax Ref. Bonds, Series A, 5.00% 2034	750	802
Successor Agcy. to the Fillmore Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Bam insured, 5.00% 2027	2,670	3,169
Successor Agcy. to the Fillmore Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Bam insured, 5.00% 2028	3,120	3,673
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2031	880	945
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2034	1,250	1,328
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2034	2,000	986
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2035	2,000	939
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.75% 2046	10,260	11,730
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	24,000	27,426
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-1, 5.00% 2053 (put 2018)	2,500	2,538
G.O. Bonds, Series 2012-A, 1.11% 2033 (put 2018)[1]	6,000	5,991
Various Purpose G.O. Bonds, 4.00% 2030 (put 2021)	1,000	1,097
Various Purpose G.O. Bonds, 5.00% 2017	3,900	3,900
Various Purpose G.O. Bonds, 5.00% 2029	2,500	2,925
Various Purpose G.O. Bonds, 5.25% 2018	5,000	5,219
Various Purpose G.O. Bonds, 5.25% 2028	10,185	11,685
Various Purpose G.O. Bonds, 5.25% 2028	3,000	3,450
Various Purpose G.O. Bonds, 5.25% 2031	2,550	3,020
Various Purpose G.O. Bonds, 5.25% 2032	10,000	11,792
Various Purpose G.O. Bonds, 6.00% 2038	8,000	8,782
Various Purpose G.O. Bonds, 6.00% 2039	10,000	11,179
Various Purpose G.O. Bonds, 6.50% 2033	7,000	7,781
Various Purpose G.O. Bonds, Series 2015-C, 5.00% 2030	2,500	2,912
Various Purpose G.O. Ref. Bonds, 5.00% 2032	4,000	4,467
Veterans G.O. Ref. Bonds, Series 2015-CL, 3.50% 2030	7,500	7,591
Successor Agcy. to the Community Dev. Agcy., Tax Allocation Bonds (Garden Grove Community Project), BAM insured, 5.00% 2027	500	592
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Successor Agcy. to the Community Dev. Agcy., Tax Allocation Bonds (Garden Grove Community Project), BAM insured, 5.00% 2028	$1,000	$1,174
Successor Agcy. to the Community Dev. Agcy., Tax Allocation Bonds (Garden Grove Community Project), BAM insured, 5.00% 2030	1,000	1,161
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	10,000	7,414
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2025	10,000	7,732
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.125% 2047	3,750	3,513
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2013-A, 5.00% 2021	1,800	2,039
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2013-A, 5.00% 2029	1,625	1,845
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2033	5,000	5,599
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2035	3,855	4,290
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2040	3,525	3,901
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2045	15,000	16,488
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	4,000	3,958
Grossmont Union High School Dist., G.O. Bonds (San Diego County), 2004 Election, 0% 2032	9,835	5,331
Successor Agcy. to the Community Redev. Agcy. of the City of Hawthorne, Tax Allocation Rev. Ref. Bonds, Assured Guaranty Municipal insured, 5.00% 2035	575	645
Successor Agcy. to the Community Redev. Agcy. of the City of Hawthorne, Tax Allocation Rev. Ref. Bonds, Assured Guaranty Municipal insured, 5.00% 2036	1,600	1,789
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2029	1,215	1,371
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2024	255	297
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2026	350	401
Health Facs. Fncg. Auth., Insured Ref. Rev. Bonds (Marshall Medical Center), Series 2015, 5.00% 2033	750	832
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (NCROC - Paradise Valley Estates Project), Series 2013, 5.00% 2024	1,295	1,494
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 5.10% 2019 (escrowed to maturity)	385	400
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,287
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2033	2,000	2,029
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2034	1,500	1,509
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2035	1,300	1,305
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	4,230	4,534
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Presbyterian Homes and Services, Inc.), 5.00% 2034	700	779
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Presbyterian Homes and Services, Inc.), 5.00% 2039	400	442
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Presbyterian Homes and Services, Inc.), 5.00% 2044	1,215	1,338
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038 (preref. 2018)	980	1,069
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038 (preref. 2018)	20	22
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-A, 5.00% 2033	1,300	1,454
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2038	4,000	4,045
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2041	2,000	2,000
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2036	500	566
Huntington Beach Union High School Dist., Capital Appreciation Bonds, 2004 Election, Assured Guaranty Municipal insured, 0% 2034	5,000	2,479
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park), Series 2007-A, 4.50% 2037	$1,000	$1,005
Successor Agcy. to the Indian Wells Redev. Agcy., Consolidated Whitewater Redev. Proj. Area, Tax Allocation Rev. Ref. Bonds, Series 2016-A, National insured, 5.00% 2033	4,800	5,491
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, 1.86% 2037 (put 2022)[1]	2,500	2,501
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, 1.043% 2047 (put 2019)[1]	3,500	3,483
Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Ref. Bonds, Series 2014-A, 5.00% 2044	10,500	11,446
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Special Tax Bonds, 5.00% 2039	1,000	1,047
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2028	675	707
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 5.00% 2023	1,235	1,407
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2020	450	495
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2023	1,100	1,250
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2027	325	358
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2030	700	758
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2032	350	377
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2033	585	626
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2034	615	657
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2035	375	399
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2042	1,000	1,058
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.25% 2024	1,145	1,330
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2025	1,200	1,390
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2026	700	805
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2032	1,260	1,406
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2042	1,250	1,359
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2013-A, 5.00% 2029	1,435	1,603
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2013-A, 5.00% 2030	1,500	1,668
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2024	1,200	1,409
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2033	1,890	2,126
Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2035	1,450	1,543
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	3,750	4,134
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,250	1,379
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2024	1,000	1,153
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2025	1,385	1,587
Lincoln Public Fin. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 4.50% 2034	5,000	5,022
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2040	2,235	2,403
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, 5.00% 2025	3,000	3,336
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2027	1,000	1,117
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2028	1,000	1,117
City of Los Angeles, Community Facs. Dist. No. 4, Special Tax Ref. Bond (Playa Vista - Phase 1), Series 2014, 5.00% 2024	750	860
City of Los Angeles, Community Facs. Dist. No. 4, Special Tax Ref. Bond (Playa Vista - Phase 1), Series 2014, 5.00% 2029	1,150	1,277
City of Los Angeles, Community Facs. Dist. No. 4, Special Tax Ref. Bond (Playa Vista - Phase 1), Series 2014, 5.00% 2030	1,000	1,105
City of Los Angeles, Community Facs. Dist. No. 4, Special Tax Ref. Bond (Playa Vista - Phase 1), Series 2014, 5.00% 2031	700	769
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2026	6,555	7,111
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2002-A, FGIC-National insured, 6.00% 2022 (escrowed to maturity)	5,000	6,097
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
County of Los Angeles Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2027	$1,000	$1,163
County of Los Angeles Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.25% 2026	1,980	2,362
County of Los Angeles Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.25% 2026	1,000	1,190
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Various Redev. Project Areas), Series 2013-D, Assured Guaranty Municipal insured, 5.00% 2027	1,950	2,203
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2013-B, 5.00% 2038	1,500	1,675
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	7,000	7,599
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	5,000	5,517
Dept. of Airports, Los Angeles International Airport Rev. Bonds, Series 2015-C, 5.00% 2027	1,500	1,775
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Ref.), Series 2009-A, 6.00% 2029	1,000	1,062
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Ref.), Series 2009-A, 6.375% 2039	3,000	3,203
Los Angeles Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election, Series 2010-C, 5.25% 2039 (preref. 2020)	2,000	2,268
Los Angeles Community College Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2016-I, 4.00% 2033	2,865	3,037
Los Angeles Community College Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2016-I, 4.00% 2034	4,000	4,240
Los Angeles Community College Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2016-I, 4.00% 2035	3,400	3,593
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020 (preref. 2018)	3,000	3,186
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2024	2,580	2,799
Los Rios Community College Dist. (Sacramento County), 2012 G.O. Ref. Bonds, 5.00% 2028	3,000	3,425
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.125% 2029	3,000	3,710
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,000	2,673
Menifee Union School Dist. Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2034	600	676
Menifee Union School Dist. Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 2026	1,440	1,669
Menifee Union School Dist. Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 2029	1,260	1,421
Menifee Union School Dist. Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 2031	250	280
Menifee Union School Dist. Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 2033	345	383
Menifee Union School Dist. Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 3.00% 2031	570	534
Menifee Union School Dist. Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2032	725	824
Menifee Union School Dist. Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2033	760	860
Menifee Union School Dist. Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2036	850	951
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	1,125	1,133
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,260	3,262
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2026	$2,500	$2,908
Successor Agcy. to Morgan Hill Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	2,000	2,335
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	1,470	1,510
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	5,400	5,635
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 2045[2]	1,600	1,633
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2024	3,785	4,041
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	1,625	1,629
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037 (preref. 2017)	1,145	1,145
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2046	745	781
Municipal Fin. Auth., Jurupa Lease Rev. Ref. Bonds (Wineville Unified School Dist.), Series 2015-A, BAM insured, 5.00% 2042	2,500	2,764
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2038	1,000	1,075
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	1,073
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), 5.00% 2039	850	908
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,000	1,005
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041 (preref. 2021)[2]	3,400	4,280
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	1,415	1,482
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	523
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2035	1,200	1,340
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2030	2,330	2,622
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	2,810	3,059
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2022	1,250	1,416
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2024	760	868
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2026	2,620	2,998
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2027	1,875	2,125
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2031	1,915	2,095
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2032	1,175	1,334
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,135
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2034	2,935	3,278
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds, Issue of 2006, AMBAC insured, 4.875% 2033	3,000	3,007
Municipal Fin. Auth., Rev. Bonds (Northern California Retired Officers Community-Paradise Valley Estates), Series 2016, 5.00% 2037	2,980	3,341
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	5,000	5,361
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2032	1,400	1,573
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	5,000	5,462
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2021	4,590	5,178
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements), Series 2013, 5.00% 2026	1,070	1,195
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements), Series 2013, 5.00% 2027	1,300	1,447
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements), Series 2013, 5.00% 2028	750	830
Orange County, Sanitation Dist., Certs. of Part., Series 2007-B, Assured Guaranty Municipal insured, 5.00% 2037 (preref. 2017)	15,000	15,000
Orange County, Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2027 (preref. 2019)	2,925	3,152
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Successor Agcy. to Orange Redev. Agcy., Rev. Ref. Bonds (Orange Merged and Amended Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2023	$850	$998
Orange County, Water Dist., Rev. Ref. Bonds, Series 2017-A, 5.00% 2028	1,000	1,220
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.10% 2037	1,820	1,834
Successor Agcy. to the Community Redev. Agcy. of the City of Palmdale, Tax Allocation Rev. Ref. Bonds, Series 2016-A, National insured, 5.00% 2030	250	290
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2033	1,000	1,021
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2039	500	517
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2028	7,000	4,548
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2030	16,520	9,774
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2031	3,000	1,695
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2031	650	701
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2034	1,260	1,343
Municipal Fin. Auth., Insured Senior Living Rev. Ref. Bonds (Pilgrim Place in Claremont), Series 2016-A, 5.00% 2031	1,810	2,095
Pollution Control Fncg. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 0.75% 2024 (put 2017)[1,2]	1,500	1,500
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (San Diego County Water Auth. Desalination Project Pipeline), Series 2012, 5.00% 2045[2]	12,000	12,006
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,685	1,930
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 2030	1,920	2,169
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,070	2,324
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 2032	2,225	2,485
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2033	1,000	1,122
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2021	325	349
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2023	715	772
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.375% 2030	2,300	2,401
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	1,275	1,427
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 4.00% 2036	745	761
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2030	745	846
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2032	1,550	1,741
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2028	1,875	2,126
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2033	500	535
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2038 (preref. 2023)	1,500	1,785
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, J. Paul Leonard & Sutro Library), Series 2009-J, 6.00% 2034 (preref. 2019)	3,000	3,393
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 5.50% 2023 (preref. 2019)	10,000	11,175
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029 (preref. 2019)	3,000	3,403
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	160	161
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	2,000	2,222
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	3,000	3,317
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2013-I, 5.25% 2032	2,500	2,941
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 1993-A, AMBAC insured, 5.00% 2019	2,765	2,937
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds, Series 2016, 4.00% 2027	$425	$437
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds, Series 2016, 4.00% 2028	1,185	1,213
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds, Series 2016, 4.00% 2030	1,390	1,404
Successor Agcy. to the Rancho Cucamonga Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	3,300	3,837
Successor Agcy. to the Rancho Cucamonga Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2031	755	852
Successor Agcy. to the Rancho Mirage Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2021	1,000	1,127
Successor Agcy. to the Rancho Mirage Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2023	1,835	2,125
Successor Agcy. to the Rancho Mirage Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2024	1,930	2,214
Successor Agcy. to the Rancho Mirage Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2033	2,540	2,788
Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, 5.00% 2029	1,500	1,713
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2013, 5.50% 2039	1,340	1,443
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2014, 5.00% 2028	490	535
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2014, 5.00% 2029	540	586
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2014, 5.00% 2035	2,375	2,516
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2033	310	349
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2034	1,000	1,120
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2027	1,480	1,721
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2028	2,135	2,466
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2030	2,175	2,478
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2031	1,040	1,179
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2032	1,115	1,259
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2035	1,000	1,116
Riverside County, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	1,235	1,463
Riverside County, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2030	2,905	3,344
Successor Agcy to the Redev. Agcy for the County of Riverside, Tax Allocation Housing Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2030	600	687
Successor Agcy to the Redev. Agcy for the County of Riverside, Tax Allocation Housing Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,127
Successor Agcy to the Redev. Agcy for the County of Riverside, Tax Allocation Housing Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,123
Successor Agcy. to the Redev. Agcy. for the County of Riverside Jurupa Valley Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 4.00% 2037	2,500	2,553
Successor Agcy. to the Redev. Agcy. for the County of Riverside Jurupa Valley Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2029	2,560	2,934
Successor Agcy. to the Redev. Agcy. for the County of Riverside Jurupa Valley Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2031	1,500	1,722
Successor Agcy. to the Redev. Agcy. for the County of Riverside, Jurupa Valley Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2031	1,455	1,518
Successor Agcy. to the Redev. Agcy. for the County of Riverside, Jurupa Valley Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2032	1,000	1,038
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2022	500	562
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2026	500	557
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2037	$1,750	$1,854
Roseville Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2024	625	689
Roseville Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2025	825	908
Roseville, Fin. Auth., Electric System Rev. Ref. Bonds, Series 2017-A, 4.00% 2036	3,365	3,477
Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2023	550	607
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2013-E, 5.25% 2024	1,160	1,335
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2013-E, 5.25% 2033	1,500	1,675
City of Sacramento, North Natomas Drainage Community Facs. Dist. No. 97-1, Special Tax Bonds, Series 2015, 5.00% 2035	3,000	3,275
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	1,000	1,120
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 2041	4,200	4,677
Sacramento Area Flood Control Agcy., Consolidated Capital Assessment Dist. No. 2, Rev. Bonds, Series 2016-A, 5.00% 2041	4,000	4,559
Sacramento City Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.), Series 2006-E, AMBAC insured, 5.25% 2025	7,500	9,071
Sacramento County, Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County, Water Agcy. Zones 40 and 41 2007 Water System Project), Series 2007-B, FGIC-National insured, 1.174% 2034[1]	5,000	4,369
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2037	3,000	3,373
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2016-D, 5.00% 2028	2,000	2,485
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2020	825	900
Successor Agcy. to the Sacramento Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2032	2,500	2,850
Successor Agcy. to the Sacramento Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2033	2,500	2,836
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,154
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,146
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	7,000	7,536
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,850	23,140
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 2028	1,000	1,101
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series 2016-B, 5.00% 2039	5,735	6,575
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034 (preref. 2019)	2,000	2,188
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034 (preref. 2019)	1,000	1,097
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Series 2009-B, 5.00% 2026 (preref. 2019)	4,015	4,394
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2009-A, 5.00% 2021 (preref. 2018)	1,000	1,061
San Diego County, Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2034	1,355	1,481
San Diego Unified School Dist., G.O. Bonds (Election of 2008), Series 2012-E, 0% 2036	2,500	1,094
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	16,500	17,856
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,000	5,440
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 2031	400	448
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-A, 5.00% 2034	1,105	1,257
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 2029	$550	$634
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 2030	300	344
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 2035	400	448
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 2036	350	391
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2028	325	378
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2029	500	577
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2030	400	459
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2035	880	986
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2036	625	698
City and County of San Francisco, Ref. Certs. of Part., Series 2010-A, 5.00% 2026	3,020	3,368
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds, Series 2009-A, 5.00% 2024 (preref. 2019)	7,500	8,287
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds, Series 2009-A, 5.00% 2029 (preref. 2019)	5,665	6,259
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	3,000	3,319
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2018	400	422
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2024	800	881
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.125% 2025	840	927
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.50% 2035	1,500	1,645
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-C, National insured, 3.75% 2028	1,000	1,001
San Mateo County, Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2023	2,000	2,184
San Mateo County, Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2024	1,000	1,090
City of San Ramon, Successor Agcy. to the Redev. Agcy., San Ramon Community Redev. Project, Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2028	400	463
City of San Ramon, Successor Agcy. to the Redev. Agcy., San Ramon Community Redev. Project, Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2038	2,500	2,774
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.00% 2022	3,350	3,855
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 6.00% 2031	1,250	1,469
Santa Cruz County, Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, BAM insured, 5.00% 2031	1,200	1,386
Santa Cruz County, Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, BAM insured, 5.00% 2032	1,100	1,265
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.875% 2042	4,250	4,918
Successor Agcy. to the Redev. Agcy. of the City of Santa Rosa, Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2029	1,500	1,712
Successor Agcy. to the Redev. Agcy. of the City of Santa Rosa, Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2030	1,500	1,702
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Saugus/Hart School Facs. Fin. Auth., Special Tax Rev. Bonds (Community Facs. Dist. No. 2006-1 of the Saugus Union School Dist.), 5.00% 2046	$1,245	$1,327
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043	1,500	1,741
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[2]	1,960	2,003
South Orange County, Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch), Series 2005-A, AMBAC insured, 5.00% 2023	4,080	4,092
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2029	2,000	2,273
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2030	3,165	3,449
State Public Works Board, Lease Rev. Ref. Bonds (Dept. of General Services), Series 2015-F, 5.00% 2028	1,300	1,514
State Public Works Board, Lease Rev. Ref. Bonds (Dept. of General Services), Series 2015-F, 5.00% 2029	1,000	1,157
Statewide Communities Dev. Auth., Rev. Bonds (Beverly Community Hospital Association), 5.00% 2035	1,500	1,573
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 2028	600	732
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	75	75
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-F, Assured Guaranty Municipal insured, 0.89% 2040[1]	12,775	12,775
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2034	1,000	1,129
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2044	1,450	1,626
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-B, 3.00% 2021	1,000	1,001
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-C, 2.50% 2020	1,000	1,001
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-D, 4.75% 2020	650	650
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.125% 2033	560	608
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[2]	9,150	9,175
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037 (preref. 2017)	1,500	1,556
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2016-A, 4.00% 2041	1,500	1,491
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2016-A, 4.00% 2046	1,000	980
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	2,000	2,162
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,000	6,531
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 2023	760	791
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 2036[2]	1,000	1,042
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 2041[2]	3,000	3,113
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 2056[2]	2,000	2,065
Statewide Communities Dev. Auth., Rev. Bonds (Redwoods, a Community of Seniors), Series 2013, 5.375% 2044	2,000	2,310
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	9,000	10,260
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 5.375% 2020	1,640	1,797
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	2,625	2,848
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	4,200	4,582
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2013-B-3, 2.10% 2019	1,250	1,250
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030 (preref. 2017)	$1,935	$1,973
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031 (preref. 2017)	5,695	5,807
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group), Series 2010, 5.25% 2030	4,850	5,283
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), 5.00% 2038	2,850	3,165
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 2036[2]	750	742
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 6.625% 2024[2]	1,680	1,868
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.25% 2041[2]	2,750	3,042
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040 (preref. 2018)	5,500	5,859
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.125% 2031	5,310	5,839
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC), Series 2016, 5.00% 2032	1,250	1,360
Stockton Unified School Dist., G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2042	1,000	1,108
Successor Agcy. to the Redev. Agcy. of the City of Suisun City, Tax Allocation Rev. Ref. Bonds (Suisun City Redev. Project), Series 2014-B, BAM insured, 5.00% 2030	1,000	1,141
Successor Agcy. to the Redev. Agcy. of the City of Suisun City, Tax Allocation Rev. Ref. Bonds (Suisun City Redev. Project), Series 2014-B, BAM insured, 5.00% 2031	1,215	1,380
Successor Agcy. to the Redev. Agcy. of the City of Suisun City, Tax Allocation Rev. Ref. Bonds (Suisun City Redev. Project), Series 2014-B, BAM insured, 5.00% 2032	1,245	1,409
Successor Agcy. to the Redev. Agcy. of the City of Suisun City, Tax Allocation Rev. Ref. Bonds (Suisun City Redev. Project), Series 2014-B, BAM insured, 5.00% 2033	1,280	1,443
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2029	1,005	1,154
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2030	630	718
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2031	1,295	1,468
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2032	2,965	3,349
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2033	2,135	2,400
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2035	500	558
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2040	800	886
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.375% 2031	1,000	1,030
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	3,440	3,313
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	3,000	3,161
Successor Agcy. to the Tracy Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2032	2,655	2,500
Successor Agcy. to the Tracy Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2033	1,380	1,280
Successor Agcy. to the Tracy Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2031	2,000	2,287
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.25% 2023 (preref. 2019)	3,000	3,238
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029 (preref. 2019)	2,120	2,304
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	17,990	20,112
City of Tustin, Community Facs. Dist. No. 06-1, Special Tax Bonds (Tustin Legacy/Retail Center), Series 2015-A, 5.00% 2035	1,215	1,326
City of Tustin, Community Facs. Dist. No. 06-1, Special Tax Bonds (Tustin Legacy/Retail Center), Series 2015-A, 5.00% 2037	1,000	1,085
City of Tustin, Community Facs. Dist. No. 14-1, Special Tax Bonds (Tustin Legacy/Retail Center), Series 2015-A, 5.00% 2045	300	317
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 1997-1A, 5.00% 2026	$1,285	$1,471
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 1997-1A, 5.00% 2028	1,265	1,429
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 1997-1A, BAM insured, 5.00% 2033	4,000	4,416
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 1997-1A, BAM insured, 5.00% 2038	2,155	2,356
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 4.50% 2023 (preref. 2018)	1,160	1,247
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2032 (preref. 2018)	1,000	1,083
Community Facs. Dist. No. 88-1 of the Tustin Unified School Dist., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2022	1,000	1,154
Community Facs. Dist. No. 88-1 of the Tustin Unified School Dist., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2023	545	635
Twin Rivers Unified School Dist. (County of Sacramento and County of Placer), G.O. Bonds, Election 2006, Series 2016, Assured Guaranty Municipal insured, 0% 2041	5,750	1,893
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2012-G, 5.00% 2037	3,000	3,424
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	2,300	2,348
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2038	5,635	5,749
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2044	1,000	1,009
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 5.00% 2027	1,500	1,805
Ventura County, Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,410
Successor Agcy. to the Tax Allocation Rev. Ref. Redev., Vista Redev. Agcy, Rev. Ref Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2026	1,140	1,337
Successor Agcy. to the Tax Allocation Rev. Ref. Redev., Vista Redev. Agcy, Rev. Ref Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2027	1,410	1,646
Washington Township Health Care Dist., Rev. Bonds, Series 2009-A, 5.75% 2024	1,020	1,094
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2022	1,435	1,452
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2015-O, 5.00% 2021	1,500	1,713
State Dept. Water Resources, Water Rev., Series 2009-AF, 5.00% 2029	1,500	1,600
State Dept. Water Resources, Water Rev., Series 2009-AF, 5.00% 2029 (preref. 2018)	2,090	2,242
Successor Agcy. to the Redev. Agcy. of the City of West Sacramento, Tax Allocation Rev. Ref. Bonds (West Sacramento Redev. Project), Series 2016, 4.00% 2032	1,400	1,437
Successor Agcy. to the Redev. Agcy. of the City of West Sacramento, Tax Allocation Rev. Ref. Bonds (West Sacramento Redev. Project), Series 2016, 4.00% 2033	1,455	1,486
Successor Agcy. to the Redev. Agcy. of the City of West Sacramento, Tax Allocation Rev. Ref. Bonds (West Sacramento Redev. Project), Series 2016, 5.00% 2027	350	409
Successor Agcy. to the Redev. Agcy. of the City of West Sacramento, Tax Allocation Rev. Ref. Bonds (West Sacramento Redev. Project), Series 2016, 5.00% 2028	550	635
Successor Agcy. to the Redev. Agcy. of the City of West Sacramento, Tax Allocation Rev. Ref. Bonds (West Sacramento Redev. Project), Series 2016, 5.00% 2029	1,205	1,381
Successor Agcy. to the Redev. Agcy. of the City of West Sacramento, Tax Allocation Rev. Ref. Bonds (West Sacramento Redev. Project), Series 2016, 5.00% 2031	675	764
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,040	1,173
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,170	1,293
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2044	1,110	1,209
Successor Agcy. to the Westminster Redev. Agcy., Westminster Commericial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2032	3,425	3,540
Successor Agcy. to the Westminster Redev. Agcy., Westminster Commericial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2033	3,560	3,658
Successor Agcy. to the Westminster Redev. Agcy., Westminster Commericial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 5.00% 2029	1,000	1,173
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Successor Agcy. to the Westminster Redev. Agcy., Westminster Commericial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 5.00% 2030	$1,570	$1,836
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	3,000	3,144
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Bonds (Rev. Ref. and Capital Projects), Series 2016, 4.00% 2041	2,580	2,453
		1,401,926
Colorado 2.23%
Base Village Metropolitan Dist. No. 2 (Town of Snowmass Village), G.O. Limited Tax Rev. Ref. Bonds, Series 2016-A, 5.75% 2046	1,575	1,588
City and County of Broomfield, Improvement Rev. Ref. Bonds (Lambertson Farms Metropolitan Distric No. 1), 5.50% 2035	1,000	975
City and County of Broomfield, Improvement Rev. Ref. Bonds (Lambertson Farms Metropolitan Distric No. 1), 5.75% 2046	1,800	1,762
City and County of Broomfield, Improvement Rev. Ref. Bonds (Lambertson Farms Metropolitan Distric No. 1), 6.00% 2050	1,650	1,610
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, G.O. Limited Tax and Rev. Bonds, Series 2016, 4.375% 2031	1,750	1,587
Promenade at Castle Rock Metropolitan Dist. No. 1, G. O. Bonds (In the Town of Castle Rock), Series 2015-A, 5.75% 2039	1,600	1,606
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, Series 2013-A, 5.375% 2033	1,750	1,938
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, Series 2013-A, 5.625% 2038	1,310	1,460
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds, Series 2007-A, RADIAN insured, 5.25% 2021	2,650	2,679
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds, Series 2007-A, RADIAN insured, 5.60% 2034	3,610	3,627
Copperleaf Metropolitan Dist. No. 2 (Arapahoe County), Limited Tax G.O. Bonds, 5.75% 2045	550	561
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 5.00% 2037[1]	1,800	1,728
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2031	3,000	3,274
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2036	7,000	7,691
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2025	3,000	3,429
City and County of Denver, For and on behalf of it’s Dept. of Aviation (Denver International Airport), Rev. Bonds, Series 2016-B, 1.40% 2031 (put 2019)[1]	3,125	3,130
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,500	1,660
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2032	3,000	3,303
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2033	2,500	2,740
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2035	2,000	2,175
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2036	1,500	1,627
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, 1.724% 2033[1]	9,445	8,576
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	1,045	1,187
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2025	3,500	3,947
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2040	1,500	1,623
E-470 Public Highway Auth., Rev. Bonds (Capital Appreciation Bonds), Series 2000-B, National insured, 0% 2019	55	52
E-470 Public Highway Auth., Rev. Bonds (Capital Appreciation Bonds), Series 2000-B, National insured, 0% 2030	5,215	3,059
E-470 Public Highway Auth., Rev. Bonds (Capital Appreciation Bonds), Series 2004-A, National insured, 0% 2027	3,250	2,201
E-470 Public Highway Auth., Rev. Bonds (Capital Appreciation Bonds), Series 2010-A, Assured Guaranty Municipal insured, 0% 2035	16,260	7,712
E-470 Public Highway Auth., Rev. Bonds, Series 2007-CD-2, National insured, 2.41% 2039 (put 2017)[1]	6,400	6,398
E-470 Public Highway Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2019	880	957
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Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Educational and Cultural Facs. Auth., Rev. Bonds (Johnson & Wales University Project), Series 2013-A, 5.25% 2043	$2,000	$2,214
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales Univ. Project), Series 2013-B, 5.00% 2027	1,500	1,679
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.375% 2028	2,000	2,101
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.50% 2038	3,000	3,141
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighbourhoods Project), Series 2016, 5.00% 2025	565	596
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	6,300	7,139
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2017	290	291
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2018	645	647
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2020	315	316
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2023	445	446
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2025 (preref.2016)	1,215	1,219
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2031	1,150	1,152
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2005, 5.00% 2035	1,500	1,502
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2025	1,590	1,710
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2033	5,615	5,800
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	29,815	30,428
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043	1,000	1,057
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2023	2,000	2,254
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2029	1,500	1,629
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2031	1,000	1,063
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2032	1,000	1,056
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2033	1,600	1,678
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2040	2,000	2,063
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045	4,250	4,372
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 4.00% 2041	7,980	8,110
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 2041	3,130	3,497
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	1,300	1,506
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2026)	7,000	8,278
The Tax-Exempt Bond Fund of America — Page 20 of 101

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Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2015-C-4, 1.775% 2039 (put 2020)[1]	$5,000	$4,954
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-D-1, 6.25% 2033	1,000	1,067
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2009-B-1, 5.00% 2027	1,000	1,092
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042[4]	2,500	1,953
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047[4]	2,665	2,137
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 5.00% 2021 (escrowed to maturity)	560	609
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 5.75% 2031 (preref. 2021)	1,235	1,463
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 6.00% 2040 (preref. 2021)	1,000	1,196
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	8,750	9,178
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.50% 2028	525	588
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	4,000	4,437
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2028	1,000	1,100
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	3,500	3,720
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2013-A, 5.00% 2044	10,000	10,927
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.00% 2030 (preref. 2020)	350	407
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.25% 2040 (preref. 2020)	975	1,143
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 2021[2]	1,000	1,061
Maher Ranch Metropolitan Dist. No. 4 (Town of Castle Rock), G.O. Limited Tax Ref. Bonds, Series 2007, RADIAN insured, 5.00% 2022 (preref. 2017)	2,560	2,646
Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, 5.00% 2046	750	705
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2028	4,485	5,002
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	2,660	2,944
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,500	1,652
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,000	1,097
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	1,685	1,840
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	1,800	1,921
Park Meadows Business Improvement Dist. in the City of Lone Tree, Shared Sales Tax Rev. Bonds, Series 2007, 5.00% 2017	280	285
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County), Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.25% 2021	755	735
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	4,000	4,873
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 2038	4,500	5,983
Regional Transportation Dist., Certs. of Part., Series 2010-A, 5.375% 2031	3,000	3,301
Regional Transportation Dist., Certs. of Part., Series 2014-A, 5.00% 2044	9,500	10,370
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2034	1,600	1,777
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	23,765	26,323
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds, Series 2007, RADIAN insured, 5.00% 2017	1,115	1,148
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2007, 5.20% 2036	1,500	1,454
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.375% 2032 (preref. 2019)	1,500	1,643
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2015-A, 5.00% 2031	1,000	1,156
		306,693
The Tax-Exempt Bond Fund of America — Page 21 of 101

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Bonds, notes & other debt instruments Connecticut 0.61%	Principal amount (000)	Value (000)
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	$1,000	$1,026
Health and Educational Facs. Auth., Rev Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-A, 5.00% 2053[2]	735	683
Health and Educational Facs. Auth., Rev Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-B-1, 3.25% 2021[2]	1,400	1,362
Health and Educational Facs. Auth., Rev Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-B-2, 2.875% 2020[2]	700	684
Health and Educational Facs. Auth., Rev. Bonds (Fairfield University Issue), Series 2016-Q-1, 5.00% 2046	3,500	3,850
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2025	1,450	1,685
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2029	1,540	1,769
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2030	2,265	2,576
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2031	4,030	4,563
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2034	2,920	3,254
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2035	2,895	3,216
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2036	2,990	3,314
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1997-T, 1.65% 2029 (put 2020)	5,000	5,007
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-C-2, 3.375% 2051	2,600	2,274
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.00% 2036	5,000	4,492
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	7,080	7,438
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, 4.00% 2044	2,705	2,808
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	3,825	4,072
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	930	968
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2016-A-1, 4.00% 2045	9,455	10,083
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.125% 2023	1,970	1,919
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, 7.00% 2045[2]	6,000	6,225
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, Series 2015-A, 6.75% 2045[2]	3,060	3,133
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, Series 2015-C, 6.25% 2030[2]	5,500	5,469
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Rev. Ref. Bonds, Series 2015-C, 4.75% 2020[2]	2,000	1,983
		83,853
Delaware 0.23%
Housing Auth., Single Family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	220	227
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2026 (preref. 2018)	1,715	1,814
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2027 (preref. 2018)	1,395	1,476
Transportation Auth., Rev. Bonds (U.S. 301 Project), 5.00% 2055	25,455	27,675
		31,192
District of Columbia 0.94%
Dist. of Columbia, Rev. Bonds (Brookings Institution Issue), Series 2009, 5.75% 2039 (preref. 2019)	8,000	8,781
Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue), Series 2007, National insured, 5.00% 2029	760	765
Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue), Series 2007, National insured, 5.00% 2029 (preref. 2017)	1,215	1,224
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0% 2044[5]	2,000	2,215
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.00% 2039	4,000	4,291
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.25% 2044	3,000	3,235
The Tax-Exempt Bond Fund of America — Page 22 of 101

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Bonds, notes & other debt instruments District of Columbia (continued)	Principal amount (000)	Value (000)
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev., Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2038	$21,625	$8,410
Dist. of Columbia, Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2036	875	892
Dist. of Columbia, Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2041	400	405
Dist. of Columbia, Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2046	1,385	1,397
G.O. Bonds, 5.00% 2041	3,000	3,452
G.O. Ref. Bonds, Series 2014-C, 5.00% 2038	1,800	2,034
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (put 2023) (preref. 2018)	12,000	12,831
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), 5.00% 2031	5,000	5,675
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), 5.00% 2040	3,000	3,305
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.25% 2034	5,000	5,504
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	4,000	4,327
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	3,000	3,240
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2016-A, 4.00% 2019	10,000	10,379
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2016-A, 5.00% 2018	2,000	2,111
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2010-A, 5.00% 2039	1,800	1,980
Dist. of Columbia, Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	5,700	6,292
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A, 0% 2046	92,000	10,522
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-A, 5.00% 2037	3,000	3,320
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2016-A, 5.00% 2037	10,570	12,080
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2016-A, 5.00% 2039	7,630	8,694
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2009-A, 6.00% 2035 (preref. 2018)	1,000	1,082
		128,443
Florida 7.42%
Alachua County, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2036	1,285	1,379
Alachua County, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2008-D-2, 6.75% 2030 (preref. 2018)	9,000	9,924
Alachua County, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2044	12,900	13,679
Alachua County, Industrial Dev. Rev. Ref. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.75% 2026	2,000	2,018
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2013-B, 5.625% 2043	3,250	3,543
Bartram Park Community Dev. Dist. (City of Jacksonville), Special Assessment Rev. Ref. Bonds, Series 2015-A-1, 4.50% 2035	1,000	1,010
Brevard County Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2032	5,000	5,412
Brevard County Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2039	4,835	5,140
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	4,000	4,638
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2017	1,300	1,315
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2019	2,900	2,910
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2021	3,210	3,221
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2023	3,545	3,557
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2024	3,725	3,738
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2025	3,920	3,933
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2026	3,120	3,130
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	$2,000	$2,102
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	12,000	12,989
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	15,000	15,258
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	1,750	1,776
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	5,000	5,412
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2021	10,500	11,887
Collier County, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2045	1,045	1,126
School Board of Collier County, Certs. of Part. (Master Lease Program), Series 2007, Assured Guaranty Municipal insured, 5.00% 2024 (preref. 2017)	4,080	4,087
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 2019[2]	1,275	1,347
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 2030[2]	1,250	1,347
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	2,970	3,280
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018 (preref. 2017)	3,920	4,027
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2020 (preref. 2017)	5,780	5,938
Escambia County, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.75% 2029	14,755	16,245
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2024 (put 2014)[4]	10,125	—
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Ref. Bonds, Series 2011, 0% 2039	39,660	7,170
Greater Orlando Aviation Auth. (City of Orlando), Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 2046	21,020	23,513
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2010-A, 5.00% 2024	1,000	1,101
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2022	2,350	2,556
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2023 (preref. 2019)	2,465	2,708
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2024 (preref. 2019)	2,110	2,318
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2025 (preref. 2019)	2,715	2,983
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2026 (preref. 2019)	2,855	3,137
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	2,665	2,676
Heritage Landing Community Dev. Dist. (St. Johns County), Special Assessment Rev. Ref. Bonds, Series 2015, 4.35% 2036	1,000	983
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), 5.00% 2022	675	754
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2027	2,000	2,190
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2032	1,000	1,065
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2030	2,150	2,377
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2031	1,500	1,650
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2032	1,125	1,223
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2033	1,300	1,407
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2034	1,465	1,579
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2035	1,500	1,612
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2036	$1,380	$1,480
Hillsborough County, Aviation Auth., Tampa International Airport Customer Fac. Charge Rev. Bonds, Series 2015-A. 5.00% 2044	6,350	6,910
Hillsborough County, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2044	5,000	5,497
Hillsborough County, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project), Series 2007-A, 5.65% 2018	2,000	2,107
Hillsborough County, Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2007-A, 5.25% 2022 (preref. 2017)	3,945	4,019
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 1, 4.00% 2047	2,970	3,162
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	890	925
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-A, 5.00% 2028	335	348
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	370	389
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	1,110	1,155
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	495	516
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2016-2, 4.00% 2047	8,900	9,503
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2023	5,000	5,644
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,611
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	5,000	5,603
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project), Series 2007-A, 6.25% 2027[2]	3,435	3,466
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2023	2,130	2,173
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2024	1,205	1,229
JEA, Electric System Rev. Ref. Bonds, Series 2012-A, 4.00% 2033	3,000	3,063
JEA, St. Johns River Power Park System Rev. Bonds, Issue Three, Series 2, 5.00% 2037	11,325	11,589
City of Lakeland, Energy System Rev. Ref. Bonds, 5.00% 2034	2,085	2,376
City of Lakeland, Energy System Rev. Ref. Bonds, 5.00% 2036	1,355	1,534
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 1.41% 2017[1]	11,880	11,884
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2016, 5.00% 2029	2,000	2,250
City of Lakeland, Retirement Community First Mortgage Rev. Ref. Bonds (Carpenter’s Home Estates, Inc. Project), Series 2008, 5.875% 2019	675	700
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	800	802
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), 4.875% 2035	1,500	1,479
Lee County, Airport Rev. Ref. Bonds, 5.00% 2033	3,340	3,733
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.125% 2026	500	569
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2017	4,680	4,729
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	8,150	8,214
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	14,345	14,426
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2025	2,000	2,332
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,250	1,453
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2027	1,250	1,445
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,125
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,121
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2035	$1,000	$1,117
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2024	3,000	3,190
Marion County, Hospital Dist., Health System Rev. Ref. and Improvement Bonds (Munroe Regional Health System), Series 2007, 5.00% 2022 (preref. 2017)	1,460	1,500
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032[4]	2,430	2,381
Marshall Creek Community Dev. Dist., Special Assessment Bonds, 6.32% 2045	155	143
Martin County, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), 5.00% 2045	11,300	11,918
Martin County, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 5.50% 2042	3,250	3,485
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds, Series 2004, 4.60% 2018	1,375	1,378
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036[4]	2,085	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2005, 5.25% 2025 (put 2015)[4]	725	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-A, 6.25% 2038[4]	3,005	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-B, 6.15% 2024 (put 2014)[4]	1,385	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012, 5.25% 2025 (put 2015)[4]	590	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-A-1, 6.00% 2036	1,150	1,096
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-A-2, 6.25% 2038	2,220	2,112
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-B, 6.81% 2020	1,840	1,843
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2014-A, 7.25% 2035[3]	430	432
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2014-B, 7.25% 2022	360	362
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 2024	2,065	2,135
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 5.00% 2029	1,000	1,034
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 4.00% 2018	2,000	2,077
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2020	1,000	1,100
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2039	500	525
City of Miami Beach, Parking Rev. Ref. Bonds, 5.00% 2045	2,500	2,714
City of Miami Beach, Parking Rev. Ref. Bonds, BAM insured, 5.00% 2040	1,190	1,319
Miami Beach Redev. Agcy., Tax Increment Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2040	12,850	14,172
Miami Beach Redev. Agcy., Tax Increment Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2044	2,000	2,204
Miami Beach Redev. Agcy., Tax Increment Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, 5.00% 2032	1,645	1,849
Miami Beach Redev. Agcy., Tax Increment Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, 5.00% 2034	1,800	2,009
Miami-Dade County, Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2012-A, 4.00% 2037	1,000	1,010
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Miami-Dade County, Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2007-B, AMBAC insured, 5.25% 2024	$5,000	$5,857
Miami-Dade County, Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2015-A, 5.00% 2035	1,300	1,429
Miami-Dade County, Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2015-A, 5.00% 2040	6,500	7,105
Miami-Dade County, Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2015-A, 5.00% 2045	10,000	10,894
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	3,050	3,336
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	2,500	2,871
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,350	2,740
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	5,000	5,729
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	4,140	4,733
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	4,335	4,929
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2033	2,600	2,891
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-A, 5.00% 2039	4,800	5,316
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-A, 5.00% 2044	4,000	4,411
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.375% 2035	1,000	1,107
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.375% 2041	4,000	4,410
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.50% 2041	2,800	3,105
Miami-Dade County, Aviation Rev. Bonds, Series 2010-B, 5.00% 2041	5,000	5,375
Miami-Dade County, Aviation Rev. Bonds, Series 2016-A1, 5.00% 2029	3,285	3,639
Miami-Dade County, Aviation Rev. Bonds, Series 2016-A1, 5.00% 2029 (preref. 2020)	270	304
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,000	1,146
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	2,000	2,272
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2016-A, 5.00% 2035	1,850	2,073
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2016-A, 5.00% 2036	900	1,005
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2027	3,000	3,445
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2030	2,000	2,263
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2031	2,560	2,884
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	1,250	1,463
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	2,105	2,448
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,525	1,753
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2033	3,300	3,759
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,000	1,130
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B-1, 5.75% 2033 (preref. 2018)	5,000	5,333
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-A, 5.50% 2036	8,000	8,770
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-A, 5.75% 2023	5,480	6,095
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-B, 5.75% 2021	2,390	2,660
Miami-Dade County, Water and Sewer System Rev. Bonds, Series 2010, 5.00% 2028	8,000	8,853
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-B, Assured Guaranty Municipal insured, 5.25% 2022	5,000	5,890
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.375% 2024 (preref. 2018)	7,500	8,032
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2021	4,900	5,566
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	105	126
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	7,000	7,669
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,084
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	1,750	1,906
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, 5.00% 2040	1,900	2,045
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2027	150	159
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2027 (preref. 2018)	$850	$905
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2028	750	791
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2028 (preref. 2018)	4,250	4,527
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2031	975	1,024
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2031 (preref. 2018)	5,525	5,885
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.25% 2020	410	437
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.25% 2020 (preref. 2018)	2,330	2,491
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2023 (preref. 2019)	3,000	3,314
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2026 (preref. 2019)	1,500	1,657
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.50% 2024 (preref. 2019)	3,255	3,617
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2027	675	786
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2028	1,250	1,446
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2031	1,715	1,954
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2016-A, 5.00% 2029	6,000	6,992
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2016-A, 5.00% 2030	5,000	5,795
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2016-A, 5.00% 2031	4,000	4,612
Municipal Power Agcy., Rev. Ref. Bonds (St. Lucie Project), Series 2012-A, 5.00% 2026	2,345	2,654
Orange County, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2028	2,015	2,192
Orange County, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2035	4,500	4,729
Orange County, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2040	6,250	6,505
Orange County, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2045	7,900	8,182
Orange County, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2036	3,150	3,346
Orange County, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2041	3,945	4,159
Orange County, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2047	12,720	13,358
Orange County, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2034	5,000	5,541
Orange County, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2036	3,000	3,304
Orange County, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2033	2,000	2,235
Orange County, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Project), Series 2014, 5.00% 2026	2,000	2,202
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2012-A, 5.00% 2024	$1,000	$1,197
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	2,000	2,253
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	3,000	3,452
Orlando-Orange County, Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2024	2,000	2,332
Orlando-Orange County, Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	30,470
Orlando-Orange County, Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2029 (preref. 2020)	5,505	6,158
Orlando-Orange County, Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2035	1,045	1,137
Orlando-Orange County, Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2035 (preref. 2020)	3,955	4,424
Orlando-Orange County, Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2040	1,835	1,996
Orlando-Orange County, Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2040 (preref. 2020)	1,165	1,303
Orlando-Orange County, Expressway Auth., Rev. Bonds, Series 2010-C, 5.00% 2040 (preref. 2020)	7,500	8,390
Palm Beach County, Health Facs. Auth., Rev. Bonds (Harbour’s Edge Project), Series 2004-B, 2.75% 2034	1,200	1,195
Palm Beach County, Health Facs. Auth., Rev. Bonds (Lifespaces Communities, Inc.), Series 2015-C, 5.00% 2030	3,655	4,097
Palm Beach County, Health Facs. Auth., Rev. Bonds (Lifespaces Communities, Inc.), Series 2015-C, 5.00% 2038	2,380	2,576
Palm Beach County, Health Facs. Auth., Rev. Bonds (Lifespaces Communities, Inc.), Series 2016-B, 5.00% 2036	1,250	1,322
Palm Beach County, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2010, 5.50% 2033 (preref. 2020)	3,500	4,006
Palm Beach County, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	15,950	17,177
Palm Beach County, Solid Waste Auth., Improvement Rev. Bonds, Series 2009, 5.25% 2021	3,095	3,383
Palm Beach County, Solid Waste Auth., Improvement Rev. Bonds, Series 2009, 5.25% 2021 (preref. 2019)	905	999
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2008-B, 5.50% 2028 (preref. 2018)	5,000	5,364
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2020 (put 2010)[4]	1,210	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2021 (put 2011)[4]	575	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	280	278
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-2, 0% 2036	2,315	903
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Bonds, Series 2008, 6.75% 2039	3,180	3,192
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2039	1,200	1,234
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2044	2,000	2,042
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2030	1,750	1,843
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2031	2,000	2,094
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2032	4,000	4,162
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2033	2,900	3,000
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2034	1,000	1,030
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2036	2,000	2,043
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund - Intermodal Program), Series 2011-A, 5.00% 2029	1,240	1,397
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project), Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	1,000	1,049
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2023 (put 2013)[4]	1,565	1,096
St. Johns County, Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	520	521
St. Johns County, Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	4,130	4,137
St. Johns County, Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.75% 2030 (preref. 2020)	1,000	1,147
St. Johns County, Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.875% 2040 (preref. 2020)	5,625	6,477
St. Johns County, Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 6.00% 2045 (preref. 2020)	3,500	4,045
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Sarasota County, G.O. Bonds, 5.00% 2020 (preref. 2018)	$2,410	$2,567
Sarasota County, G.O. Bonds, 5.00% 2020 (preref. 2018)	285	304
Sarasota County, G.O. Bonds, 5.00% 2021 (preref. 2018)	2,555	2,722
Sarasota County, G.O. Bonds, 5.00% 2021 (preref. 2018)	300	320
Seminole Tribe of Florida, Series A, 5.25% 2027[2]	12,000	12,206
Seminole Tribe of Florida, Series A, 5.50% 2024[2]	8,000	8,159
Seminole Tribe of Florida, Series A, 5.75% 2022[2]	3,565	3,642
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2008, 5.00% 2028 (preref. 2018)	13,000	13,643
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 4.00% 2026	4,120	4,539
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 5.00% 2027	5,230	6,148
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 5.00% 2028	3,975	4,642
South Lake County Hospital Dist., Rev. Ref. Bonds (South Lake Hospital, Inc.), Series 2010, 5.25% 2034	1,000	1,073
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2007, 5.00% 2022	5,000	5,106
State Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2022 (preref. 2017)	10,425	10,713
State Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2023	4,000	4,248
Sumter County, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 2026	2,550	2,883
Sumter County, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 2027	1,000	1,121
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2026	2,000	2,202
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2027	2,000	2,198
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2028	5,000	5,483
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2036	2,000	2,131
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	1,500	1,574
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 2040	2,650	2,775
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2041	2,975	3,151
City of Tampa, Health System Rev. Bonds (Baycare Health System Issue), Series 2016-A, 4.00% 2046	10,000	9,931
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2023	1,000	1,099
City of Tampa, Hospital Rev. Ref. Bonds (H. Lee Moffitt Cancer Center Project), Series 2016-B, 5.00% 2037	1,715	1,855
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Series 2012-A, 4.00% 2033	3,000	3,065
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Series 2012-A, 5.00% 2029	1,430	1,600
Tampa Rev. Ref. Bonds (University of Tampa Project), 5.00% 2033	1,000	1,107
Tampa Rev. Ref. Bonds (University of Tampa Project), 5.00% 2035	2,000	2,198
Tampa Rev. Ref. Bonds (University of Tampa Project), 5.00% 2040	4,555	4,966
Tampa Rev. Ref. Bonds (University of Tampa Project), 5.00% 2045	1,500	1,630
Tampa-Hillsborough County, Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	1,000	1,128
Tampa-Hillsborough County, Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	1,250	1,405
Tampa-Hillsborough County, Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2032	4,000	4,439
Tampa-Hillsborough County, Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2042	2,180	2,386
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,080	1,055
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2008-A, 5.00% 2035	5,000	5,138
Vizcaya in Kendall Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2016, 3.75% 2031	300	279
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Vizcaya in Kendall Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2016, 4.00% 2036	$560	$513
Vizcaya in Kendall Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2016, 4.125% 2046	1,240	1,113
Volusia County, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2029	1,000	1,107
Volusia County, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2033	1,635	1,779
Volusia County, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2034	1,620	1,756
Volusia County, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2045	4,000	4,277
Volusia County, Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project), Series 2015, 5.00% 2045	5,000	5,489
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.10% 2029	5,055	5,396
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-A, 6.60% 2039	1,140	1,156
City of West Palm Beach, Utility System Rev. Bonds, Series 2017-A, 5.00% 2042	7,800	8,969
Winter Garden Village at Fowler Groves Community Dev. Dist. (City of Winter Garden), Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 2024	2,215	2,120
Winter Garden Village at Fowler Groves Community Dev. Dist. (City of Winter Garden), Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 2031	1,530	1,411
Winter Garden Village at Fowler Groves Community Dev. Dist. (City of Winter Garden), Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 2037	950	861
		1,018,385
Georgia 2.66%
Atlanta Dev. Auth., Rev. Bonds (Georgia State University Research Foundation - Science Park, LLC Project), Series 2016, 5.00% 2026	500	602
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2024 (preref. 2023)	2,000	2,362
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2025 (preref. 2023)	1,000	1,181
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2026 (preref. 2023)	4,000	4,725
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2027 (preref. 2023)	7,165	8,464
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2032 (preref. 2023)	1,500	1,772
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2024	1,265	1,265
City of Atlanta, Airport General Rev. Bonds, Series 2012-B, 5.00% 2037	1,000	1,098
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2010-C, 5.00% 2025	10,000	11,037
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, 5.00% 2024	7,000	7,661
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	5,000	6,095
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, 5.00% 2026	1,000	1,190
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, 5.00% 2032	3,925	4,526
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, 5.00% 2040	17,280	19,505
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	24,102
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-E, 7.00% 2023	19,670	20,629
Dev. Auth. of Burke County, Pollution Control Rev. Ref. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-C, 5.70% 2043	8,000	8,253
Dev. Auth. of Cobb County, Student Recreation and Activities Center Rev. Bonds (KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2035	1,000	1,098
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Bonds, notes & other debt instruments Georgia (continued)	Principal amount (000)	Value (000)
Dev. Auth. of Cobb County, Student Recreation and Activities Center Rev. Bonds (KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2038	$1,500	$1,641
DeKalb County, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.00% 2030	7,950	8,810
DeKalb County, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.125% 2040	10,625	11,624
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2030	2,500	2,839
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2031	1,500	1,700
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2036	2,500	2,827
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project), Series 2009, 6.00% 2029	5,000	5,502
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project), Series 2009, 6.125% 2040	5,000	5,454
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	4,480	4,175
Fulton County, Dev. Auth., Rev. Bonds (Piedmont Healthcare, Inc. Project), Series 2016-A, 5.00% 2030	700	800
Fulton County, Dev. Auth., Rev. Bonds (Piedmont Healthcare, Inc. Project), Series 2016-A, 5.00% 2046	1,000	1,102
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.00% 2018	2,355	2,356
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.125% 2027	3,000	2,996
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2021	5,000	5,678
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2024	2,500	2,976
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2025	2,500	3,011
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	12,345	13,200
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2014-B, 1.61% 2035 (put 2020)[1]	11,800	11,751
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 5.00% 2030	2,250	2,541
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 6.00% 2034 (preref. 2018)	7,910	8,444
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 6.00% 2034 (preref. 2018)	1,590	1,697
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.375% 2029	2,500	2,691
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.50% 2039	2,135	2,295
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2010-A, Assured Guaranty insured, 5.00% 2022	1,435	1,574
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2010-A, Assured Guaranty insured, 5.00% 2022 (preref. 2020)	505	564
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2013-A, 3.00% 2043	150	150
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	2,145	2,239
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-B-1, 3.50% 2045	3,715	3,879
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 2046	5,800	6,077
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2017	2,000	2,008
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2018	1,165	1,207
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2022	2,000	2,218
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	4,500	4,521
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2019	9,000	9,518
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2021	5,000	5,480
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 4.75% 2017	995	1,005
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Bonds, notes & other debt instruments Georgia (continued)	Principal amount (000)	Value (000)
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	$3,625	$3,629
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	3,025	3,020
Dev. Auth. of the City of Milledgeville and Baldwin County, Student Housing Rev. Ref. Bonds (Georgia College & State University Foundation Property V, LLC Project), Series 2007, AMBAC insured, 1.319% 2033[1]	7,000	5,984
Municipal Electric Auth., Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015-A, 5.00% 2060	4,865	5,256
Municipal Electric Auth., Project 1, Series 2008-D, 5.50% 2026	1,560	1,653
Municipal Electric Auth., Project 1, Series 2008-D, 5.50% 2026 (preref. 2018)	4,440	4,720
Municipal Electric Auth., Project 1, Series 2008-D, 5.75% 2019	5,980	6,365
Municipal Electric Auth., Project 1, Series 2008-D, 5.75% 2019 (preref. 2018)	17,020	18,152
Municipal Electric Auth., Project 1, Series 2008-D, 6.00% 2023	2,890	3,083
Municipal Electric Auth., Project 1, Series 2008-D, 6.00% 2023 (preref. 2018)	8,210	8,785
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	3,250	3,669
Municipal Electric Auth., Series 2015-A, 5.50% 2060	14,500	16,298
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2026	4,500	4,975
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2029	1,250	1,361
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2033	1,000	1,065
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2044	2,380	2,500
South Regional Joint Dev. Auth., Rev. Ref. Bonds (Valdosta State University Parking and Student Service Center Project), Series 2016-A, 5.00% 2038	2,500	2,744
		365,374
Guam 0.28%
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	2,000	2,176
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	3,300	3,424
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	2,000	2,314
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	3,000	3,488
Government of Guam, Business Privilege Tax Bonds, Series 2015-D, 5.00% 2030	5,000	5,346
Government of Guam, Business Privilege Tax Bonds, Series 2015-D, 5.00% 2031	1,000	1,062
Government of Guam, Business Privilege Tax Bonds, Series 2015-D, 5.00% 2039	1,000	1,038
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	5	5
Power Auth., Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,114
Power Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2039	500	550
Power Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2044	750	822
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040	4,810	5,106
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	10,850	11,885
		38,330
Hawaii 0.33%
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2029	1,000	1,188
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2015-B, 5.00% 2026	1,000	1,197
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2030	2,725	3,216
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2032	1,000	1,167
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2033	1,650	1,917
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Bonds, notes & other debt instruments Hawaii (continued)	Principal amount (000)	Value (000)
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2034	$1,140	$1,319
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 2035	3,750	4,321
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 2036	2,500	2,872
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 2037	2,745	3,149
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.625% 2030	1,000	1,093
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2013-A, 5.50% 2043	17,000	19,001
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 5.25% 2034	1,575	1,711
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 6.00% 2038	2,645	2,937
		45,088
Idaho 0.08%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2027	2,260	2,414
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.25% 2025	3,260	3,518
Housing and Fin. Auth., Rev Bonds (Terraces of Boise Project), Series 2014-A, 8.00% 2044	5,000	5,319
		11,251
Illinois 11.58%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project), Series 2005, 5.90% 2027	2,000	1,975
Build Bonds (Sales Tax Rev. Bonds), Series 2009-A, 5.00% 2027 (preref. 2019)	6,450	7,015
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2024 (preref. 2019)	5,510	5,992
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.25% 2034 (preref. 2019)	2,500	2,733
Build Bonds (Sales Tax Rev. Bonds), Series April 2002, FGIC-National insured, 6.00% 2023	1,000	1,204
Build Bonds (Sales Tax Rev. Bonds), Series October 2011, 5.00% 2029	4,000	4,369
Build Bonds (Sales Tax Rev. Ref. Bonds), Second Series May 2002, FGIC-National insured, 5.75% 2019	6,250	6,860
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2020	5,000	5,496
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2027	2,500	2,932
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2029	7,000	8,107
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.00% 2022	2,250	2,489
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.25% 2036	3,000	3,209
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	27,500	30,159
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 2046	10,000	10,680
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 2051	24,000	25,374
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	2,500	2,670
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2021	1,000	1,095
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	1,350	1,219
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2013-B, 5.25% 2034	3,000	3,315
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	1,010	1,141
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2034	5,000	5,476
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2035	4,000	4,368
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	3,500	3,840
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-B, 5.00% 2037	4,215	4,611
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-B, 5.00% 2041	13,000	14,201
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	11,785	12,836
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC-National insured, 5.25% 2020	2,000	2,153
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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, G.O. Bonds, Ref. Series 2009-A, Assured Guaranty Municipal insured, 5.00% 2026	$5,000	$5,286
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.25% 2030	5,000	4,863
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 2038	14,000	14,041
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.25% 2024	1,000	1,140
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2027	2,000	2,287
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	4,000	4,509
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2035	8,515	8,965
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2040	1,500	1,575
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	13,000	14,603
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-C, 5.50% 2031	3,000	3,341
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-D, 5.00% 2039	10,000	10,751
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2052	5,000	5,440
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 2031	1,000	1,159
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 2032	1,000	1,155
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 2042	2,000	2,266
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2023 (preref. 2018)	4,000	4,148
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2023	1,500	1,732
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2030	8,500	9,524
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2031	5,000	5,544
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2032	3,000	3,313
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-D, 5.00% 2046	1,500	1,618
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-B, 5.00% 2041	1,000	1,090
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2032	500	558
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2033	1,250	1,389
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2034	1,000	1,104
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2035	1,750	1,924
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2009-A, 5.00% 2023	2,165	2,251
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2037	400	424
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2022	1,000	1,106
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,975	2,205
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2024	2,500	2,797
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2025	4,500	5,052
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2030	1,000	1,090
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2031	2,500	2,707
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2032	3,000	3,236
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2033	2,000	2,149
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2035	1,000	1,067
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2039	1,000	1,062
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2023	100	112
City of Chicago, Water Rev. Bonds, Project Series 2012, 4.00% 2020	625	660
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2028	1,000	1,117
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2030	1,500	1,651
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2025	6,275	7,108
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2026	3,250	3,702
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 2025	1,000	1,136
City of Chicago, Water Rev. Bonds, Series 2016-A-1, Assured Guaranty Municipal insured, 5.00% 2025	620	714
City of Chicago, Water Rev. Ref. Bonds, 5.00% 2042	8,000	8,504
City of Chicago, Water Rev. Ref. Bonds, 5.00% 2044	3,000	3,208
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Ref. Bonds, Unlimited Tax Series A of March 2007, 5.00% 2020	6,000	6,748
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2023	2,000	2,186
The Tax-Exempt Bond Fund of America — Page 35 of 101

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2025	$1,000	$1,100
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2026	4,175	4,594
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2027	1,000	1,105
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2012, 4.00% 2019	200	208
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	3,345	3,600
Community College Dist. No. 508, County of Cook (City Colleges of Chicago), Unlimited Tax G. O. Bonds, Series 2013, 5.25% 2043	5,150	5,443
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	1,000	1,118
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,350	1,481
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	4,750	5,176
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	4,000	4,609
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 1994-D, FGIC-National insured, 7.75% 2019	2,910	3,156
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 2003-B, FGIC-National insured, 5.75% 2033	9,630	12,038
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2021	8,540	9,857
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2022	6,500	7,631
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 1997, FGIC-National insured, 6.00% 2020	3,820	4,258
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	2,000	2,359
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 2025	2,150	2,625
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	6,070	7,698
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2024 (preref. 2019)	2,810	3,056
Fin. Auth. Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2009, 7.00% 2044 (preref. 2019)	3,000	3,427
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2021	1,975	1,978
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2026	1,475	1,476
Fin. Auth., Clean Water Initiative Revolving Fund Rev. Bonds, Series 2016, 5.00% 2029	2,500	2,901
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2016-D, 4.00% 2046	2,000	1,946
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 6.50% 2038 (preref. 2018)	3,000	3,275
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2010-B, 5.375% 2044	530	561
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2010-B, 5.375% 2044 (preref. 2019)	470	512
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2012, 5.00% 2042	5,315	5,732
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2038	14,100	15,465
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 4.00% 2044	1,000	987
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 2027	990	1,143
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 4.00% 2038	3,850	3,834
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2030	3,000	3,409
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009-B, 5.75% 2039	10,500	11,667
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2025	2,680	2,987
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2034	1,125	1,157
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2035	1,000	1,026
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2035	1,000	1,026
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	6,410	7,505
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2029	8,315	9,692
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2030	2,000	2,306
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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 4.75% 2028	$500	$520
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 5.00% 2024	2,650	2,784
Fin. Auth., Rev. Bonds (DePaul University), Series 2011-A, 6.125% 2040 (preref. 2021)	16,020	18,987
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2030	1,000	1,146
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2032	1,000	1,132
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2033	1,150	1,296
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2034	1,310	1,466
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2036	1,000	1,111
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	3,500	3,855
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2028	840	938
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2029	3,000	3,331
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2030	5,000	5,508
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2031	3,000	3,281
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2033	9,000	9,743
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2034	3,000	3,225
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2036	2,000	2,137
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037 (preref. 2018)	9,365	9,756
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. - Obligated Group), Series 2007-A, 5.00% 2026	11,050	11,107
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2024	245	275
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2025	685	770
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2030	1,000	1,087
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2035	1,350	1,410
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2045	4,605	4,779
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 2035	5,120	4,942
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 2036	3,000	2,877
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2026	3,000	3,421
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2027	2,990	3,379
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2033	3,835	4,147
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2040	13,000	13,744
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	23,190	24,407
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2008-A, 5.25% 2028	3,000	3,173
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2026	2,000	2,326
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2032	3,290	3,672
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,425	1,582
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2034	3,240	3,578
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2035	3,335	3,669
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	1,550	1,776
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2027	4,750	5,347
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	3,000	3,335
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, 1.89% 2036 (put 2021)[1]	1,775	1,778
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2028	5,000	5,326
Fin. Auth., Rev. Bonds (Rehab Institute of Chicago), Series 2013-A, 6.00% 2043	2,700	3,073
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	500	535
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	10,725	11,264
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.625% 2018	1,585	1,588
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2020 (preref. 2017)	1,340	1,363
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2021 (preref. 2017)	2,455	2,498
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.50% 2028 (preref. 2018)	2,500	2,653
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 6.25% 2038 (preref. 2018)	12,000	12,861
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	1,000	1,078
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2033	11,500	12,765
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.25% 2040	5,350	5,801
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2012-A, 5.00% 2034	4,950	5,401
Fin. Auth., Rev. Ref. Bonds (Ascension Health Alliance Credit Group), Series 2012-A, 5.00% 2042	7,500	8,203
Fin. Auth., Rev. Ref. Bonds (Christian Homes Inc.), 5.00% 2040	1,275	1,285
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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2018	$1,010	$1,077
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2024	600	694
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 4.00% 2034	1,000	1,015
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 4.00% 2040	15,000	14,886
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2030	1,000	1,146
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2033	2,000	2,255
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2035	2,000	2,230
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2004-B, 6.50% 2034	1,250	1,258
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2004-B, 6.50% 2034 (preref. 2017)	1,200	1,220
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2022	3,095	3,144
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2022 (preref. 2017)	345	351
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2023	5,850	5,943
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2023 (preref. 2017)	650	661
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2025	3,000	3,344
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2026	1,500	1,664
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2042	9,385	10,098
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2018	1,070	1,070
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	7,825	7,825
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.25% 2037	9,810	9,810
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	14,000	15,460
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.25% 2022 (preref. 2017)	2,500	2,586
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2033 (preref. 2017)	2,000	2,076
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037 (preref. 2017)	1,000	1,038
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2031	3,500	3,886
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2032	3,500	3,858
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	26,890	28,865
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2021 (preref. 2017)	2,300	2,328
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2022 (preref. 2017)	4,520	4,575
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2023 (preref. 2017)	4,755	4,813
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028 (preref. 2020)	14,000	16,047
Fin. Auth., Rev. Ref. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037 (preref 2017)	3,000	3,069
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	1,000	981
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026	2,660	2,892
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026 (preref. 2020)	1,340	1,506
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 6.75% 2031	1,000	1,100
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043	10,000	11,069
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	27,500	30,449
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-A, 5.25% 2034	7,855	7,877
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.00% 2025	10,000	10,010
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.25% 2019	4,000	4,007
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2032	2,500	2,721
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2029	3,560	3,956
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2027	875	942
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	2,500	2,680
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-B, 5.00% 2034	5,095	5,537
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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System Obligated Group), Series 2010-A, 6.00% 2039	$5,490	$6,042
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System Obligated Group), Series 2010-A, 6.00% 2039 (preref. 2020)	9,845	11,292
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	18,820	21,859
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	180	208
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	6,975	7,612
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025 (preref. 2020)	3,525	3,962
Fin. Auth., Student Housing Rev. Bonds (CHF - Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	1,265	1,165
G.O. Bonds, Series 2012, 5.00% 2018	1,655	1,714
G.O. Bonds, Series 2013-A, 4.00% 2026	545	525
G.O. Bonds, Series 2013-A, 5.00% 2022	925	974
G.O. Bonds, Series 2013-A, 5.00% 2022	225	232
G.O. Bonds, Series 2014, 5.00% 2019	300	314
G.O. Bonds, Series 2014, 5.00% 2020	660	692
G.O. Bonds, Series 2014, 5.00% 2026	3,000	3,120
G.O. Bonds, Series 2014, 5.00% 2039	3,300	3,291
G.O. Bonds, Series 2016, 5.00% 2018	1,600	1,645
G.O. Bonds, Series 2016, 5.00% 2028	4,840	4,972
G.O. Bonds, Series 2016, 5.00% 2037	7,500	7,461
G.O. Bonds, Series 2016, 5.00% 2038	14,000	13,925
G.O. Bonds, Series 2016, 5.50% 2027	3,105	3,263
G.O. Bonds, Series of March 2012, 5.00% 2023	2,000	2,086
G.O. Bonds, Series of March 2012, 5.00% 2035	1,000	1,002
G.O. Bonds, Series of May 2014, 5.00% 2026	2,000	2,066
G.O. Bonds, Series of May 2014, 5.00% 2039	4,400	4,388
G.O. Ref. Bonds, 5.00% 2030	7,700	7,816
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	1,360	1,322
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2027	10,000	10,362
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	5,000	5,153
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022 (escrowed to maturity)	4,000	4,551
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018	1,820	1,883
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 2046	12,360	12,886
Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[3]	1,099	1,085
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.55% 2021	270	270
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.65% 2026	1,055	1,057
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.66% 2050 (put 2025)[1]	26,175	25,912
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	5,260	5,604
G.O. Bonds, Series 2007, 5.25% 2021	275	292
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2029	8,000	8,474
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2030	3,615	3,795
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2031	3,000	3,130
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2033	2,500	2,582
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2036	1,145	1,163
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2041	2,000	2,014
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. - Obligated Group), Series 2017-A, 5.00% 2027	2,155	2,500
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2024	2,360	2,697
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,308
The Tax-Exempt Bond Fund of America — Page 39 of 101

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Village of Manhattan (Will County), Special Service Area Number 2007-5, Special Tax Bonds (Lakeside Towns at Liberty Center Project), Series 2007, 6.125% 2040[4]	$2,300	$644
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022	1,900	285
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 0% 2029	10,000	5,567
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2002-A, National insured, 0% 2034	15,000	6,486
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-A, 5.00% 2042	3,100	3,154
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-2, 5.00% 2050	14,020	14,145
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	500	523
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, Assured Guaranty Municipal insured, 0% 2041	4,155	1,192
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-A, 5.00% 2053	1,225	1,250
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2035	7,015	7,279
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	6,870	7,083
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds (Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	732	733
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,000	3,461
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	7,500	8,555
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	10,450	11,774
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2017	1,000	1,028
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.125% 2019	3,500	3,783
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	7,500	8,336
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 6.00% 2028	1,000	1,138
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2024	1,905	1,981
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2032	5,000	5,052
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. - Obligated Group), Series 2017-A, 5.00% 2028	4,820	5,617
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.125% 2043	1,000	1,273
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.25% 2036	385	495
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	17,340	22,529
Sports Facs. Auth., Sports Facs. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2032	1,000	1,094
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2030	4,755	5,253
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2036 (preref. 2018)	5,500	5,737
City of Springfield, Electric Rev. Bonds, Series 2015, 5.00% 2031	2,220	2,466
City of Springfield, Electric Rev. Bonds, Series 2015, 5.00% 2032	3,000	3,319
City of Springfield, Electric Rev. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2040	6,000	6,589
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033 (preref. 2018)	18,210	18,969
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	1,305	1,485
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,133
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,384
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	7,100	7,967
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2032	1,000	1,114
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,443
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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	$34,430	$37,902
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2038	2,500	2,749
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2039	3,000	3,301
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2036	2,000	2,218
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2037	1,500	1,659
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	9,500	10,491
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,358
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	10,968
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	10,941
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,312
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2035	3,055	3,415
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2036	2,000	2,229
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2037	1,900	2,111
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2041	20,430	22,645
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2001-A, AMBAC insured, 5.50% 2021	2,670	3,050
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	10,000	11,291
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2025	2,315	2,372
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2025 (preref. 2017)	4,830	4,965
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 4.00% 2019	2,000	2,114
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 5.00% 2020	1,000	1,105
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 5.00% 2021	2,000	2,244
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2011-A, 5.25% 2041	1,750	1,894
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2011-A, 5.50% 2031	2,000	2,238
Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2039	2,000	2,160
Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2044	8,500	9,145
Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2036	8,000	8,049
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 2.25% 2022	800	781
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 2.50% 2023	900	877
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 2.75% 2024	950	923
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 2.875% 2025	505	489
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 3.00% 2026	865	835
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation School Bonds, Series 2002, Assured Guaranty Municipal insured, 0% 2017	2,000	1,980
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Numbers 2005-108 and 2005-109), Assured Guaranty Municipal insured, 2.75% 2024	1,169	1,135
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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Numbers 2005-108 and 2005-109), Assured Guaranty Municipal insured, 3.00% 2025	$729	$713
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Numbers 2005-108 and 2005-109), Assured Guaranty Municipal insured, 3.125% 2026	1,299	1,267
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Numbers 2005-108 and 2005-109), Assured Guaranty Municipal insured, 3.25% 2027	1,369	1,331
		1,589,709
Indiana 1.56%
Bond Bank, Special Program Gas Rev. Bonds, Series 2007-A, 5.25% 2020	985	1,088
Fin. Auth., Educational Facs. Rev. Bonds (Valparaiso University Project), Series 2007, 5.00% 2027	1,800	1,842
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	5,980	6,547
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	19,600	21,427
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-B, 5.00% 2041	14,800	16,319
Fin. Auth., Health System Rev. Bonds (Sisters of St. Francis Health Services, Inc. Obligated Group), Series 2009-A, 5.25% 2039	1,000	1,079
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031	7,000	7,579
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2014-A, 5.00% 2028	250	287
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2014-A, 5.00% 2029	1,000	1,142
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2015-A, 5.00% 2040	5,000	5,568
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2029	1,450	1,592
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2029	1,000	1,096
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2031	1,250	1,357
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	7,950	8,030
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	18,415	18,238
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), 5.00% 2036	3,000	3,240
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2010-B, 5.00% 2028	2,000	2,220
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2024 (preref. 2018)	5,535	5,760
Fin. Auth., State Revolving Fund Program Rev. Ref. Bonds, Series 2005-A, 5.25% 2017 (escrowed to maturity)	1,500	1,500
Fin. Auth., Wastewater Utility Rev. Bonds (CWA Auth. Project), Series 2011-A, 5.25% 2031	5,000	5,647
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 2046	1,665	1,756
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	1,000	1,121
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.25% 2017 (escrowed to maturity)	875	878
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.25% 2017 (escrowed to maturity)	525	527
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2022	1,745	1,752
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2027	2,035	2,043
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2027 (preref. 2017)	1,665	1,672
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2037	3,390	3,403
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2037 (preref. 2017)	3,095	3,107
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2028 (preref. 2019)	2,000	2,176
Trustees of Indiana University, Consolidated Rev. Ref. Bonds, Series 2012-A, 5.00% 2037	1,500	1,676
Indianapolis, Local Public Improvement, Bond Bank Rev. Ref. Bonds (Waterworks Project), Series 2007-B, National insured, 5.25% 2023	10,420	12,036
Indianapolis, Local Public Improvement, Bond Bank Rev. Ref. Bonds (Waterworks Project), Series 2007-B, National insured, 5.25% 2023	6,055	7,042
Indianapolis, Local Public Improvement, Bond Bank Rev. Ref. Bonds, Series 2011-K, 5.00% 2024	2,000	2,222
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Bonds, notes & other debt instruments Indiana (continued)	Principal amount (000)	Value (000)
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.85% 2019	$3,000	$3,238
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 2003, AMBAC insured, 5.70% 2017	3,000	3,051
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2009-B, 5.50% 2026 (preref. 2019)	2,000	2,165
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.00% 2042	2,750	3,017
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2030	1,500	1,713
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2032	2,000	2,268
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2038	2,000	2,236
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 2036	4,550	5,086
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 2037	10,970	12,215
Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2011-A, 5.00% 2031	2,000	2,197
North Side High School Building Corp. (Fort Wayne), First Mortgage Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2018	1,650	1,708
City of Petersburg, Pollution Control Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 1993-B, AMBAC insured, 5.40% 2017	5,000	5,109
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2018	1,130	1,197
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2019	1,430	1,564
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2025	1,980	2,398
Trustees of Purdue University, Purdue University Student Facs. System, Rev. Ref. Bonds., Series 2015-BB-1, 5.00% 2034	530	605
Trustees of Purdue University, Purdue University Student Fee Bonds, Rev. Ref. Bonds, Series 2012-AA, 5.00% 2030	1,500	1,685
Trustees of Purdue University, Purdue University Student Fee Bonds, Series 2015-BB-1, 5.00% 2032	470	540
Trustees of Purdue University, Purdue University Student Fee Bonds, Series 2015-BB-1, 5.00% 2033	1,530	1,752
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2021 (preref. 2019)	1,620	1,774
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2022 (preref. 2019)	1,825	1,999
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2027 (preref. 2019)	1,000	1,095
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2014-A, 1.75% 2025 (put 2018)	1,000	1,004
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.75% 2042 (preref. 2017)	1,500	1,543
		214,128
Iowa 0.33%
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2016-E, 4.00% 2046	6,625	6,650
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.875 2027[2]	7,705	7,809
Fin. Auth., Single Family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 2043[3]	622	585
Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	4,100	4,386
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	8,965	9,012
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	5,500	5,508
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.50% 2022	1,250	1,257
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-A, 5.00% 2036	1,250	1,322
IJOBS Program Special Obligation Bonds, Series 2009-A, 5.00% 2027 (preref. 2019)	3,500	3,806
IJOBS Program Special Obligation Bonds, Series 2010-A, 5.00% 2029	4,590	5,047
		45,382
Kansas 0.33%
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2012-A, 5.00% 2032	1,500	1,681
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	5,625	6,054
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029	250	267
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039	750	799
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Bonds, notes & other debt instruments Kansas (continued)	Principal amount (000)	Value (000)
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.25% 2022	$2,500	$2,510
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.50% 2039	14,500	14,525
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project), Series 2006, 5.125% 2028	1,894	1,894
Dept. of Transportation, Highway Rev. Ref. Bonds, Series 2012-B, 5.00% 2019	15,000	16,459
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), 4.00% 2028	975	921
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), 5.00% 2034	625	608
		45,718
Kentucky 0.50%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. d/b/a King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2029	1,000	1,088
Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2013-A, 5.25% 2024	5,000	5,852
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. d/b/a King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2040	725	761
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2017	1,500	1,530
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.375% 2024	1,000	1,053
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2033	1,000	1,047
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2042	3,000	3,137
Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 0.90% 2031 (put 2017)[1]	2,500	2,500
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	870	902
Louisville/Jefferson County, Metro Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2030	2,500	2,793
Louisville/Jefferson County, Metro Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2032	6,500	7,176
Electric Plant Board of the City of Paducah, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2025	1,500	1,737
Electric Plant Board of the City of Paducah, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	2,000	2,310
Electric Plant Board of the City of Paducah, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	1,500	1,718
Electric Plant Board of the City of Paducah, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2032	2,610	2,947
Electric Plant Board of the City of Paducah, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2033	2,185	2,455
Public Transportation Infrastructure Auth., Toll Rev. Bond Anticipation Notes (Downtown Crossing Project), Series 2013-A, 5.00% 2017	4,500	4,563
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 5.75% 2049	5,000	5,479
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	18,020	20,159
		69,207
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Bonds, notes & other debt instruments Louisiana 1.93%	Principal amount (000)	Value (000)
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2033	$845	$937
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2034	1,940	2,143
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2040	2,050	2,242
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2045	2,500	2,719
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2012, 5.00% 2024 (preref. 2022)	1,750	2,041
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	3,600	4,222
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	12,000	14,141
East Baton Rouge Mortgage Fin. Auth., Single Family Mortgage Rev. Ref. Bonds (Mortgage-backed Securities Program), Series 2009-A-2, 5.25% 2039	330	339
G.O. Bonds, Series 2011-A, 5.00% 2022 (preref. 2020)	10,000	11,249
Jefferson Parish Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2007-C, 5.70% 2039	175	181
Jefferson Parish Hospital Dist. No. 1, Parish of Jefferson, Hospital Rev. Ref. Bonds (West Jefferson Medical Center), Series 2011-A, 6.00% 2039 (preref. 2021)	6,500	7,587
Juban Crossing, Econ. Dev. Rev. Ref. Bonds (Drainage Project), Series 2015-C, 7.00% 2044[2]	1,000	926
Lafayette Public Trust Fncg. Auth., Single Family Mortgage Rev. Bonds (Mortgage-backed Securities Program), Series 2007 (Go Zone), 5.35% 2041	750	763
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	24,560	25,331
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2009-A, 6.50% 2029	1,500	1,713
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	11,275	12,985
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	3,700	4,234
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	2,000	2,269
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	5,000	5,629
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	2,500	2,745
Military Dept., Custodial Receipts, 5.00% 2021	10,435	10,635
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2030	900	1,002
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2033	1,000	1,108
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2034	1,000	1,104
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2040	3,000	3,289
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2040	2,000	2,173
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2045	5,000	5,450
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2045	1,350	1,463
City of New Orleans, Water Rev. and Ref. Bonds, Series 2014, 5.00% 2029	900	1,014
City of New Orleans, Water Rev. and Ref. Bonds, Series 2014, 5.00% 2032	1,000	1,112
City of New Orleans, Water Rev. and Ref. Bonds, Series 2014, 5.00% 2044	4,000	4,376
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 2033	5,000	5,543
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2051	14,820	15,913
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2056	10,780	11,418
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2026	375	431
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2032	2,000	2,198
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2033	3,455	3,783
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2047	2,350	2,509
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	4,855	4,891
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038 (preref. 2017)	1,840	1,863
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043	1,265	1,275
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043 (preref. 2017)	475	481
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-B, 5.25% 2027	1,090	1,100
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-B, 5.25% 2027 (preref. 2017)	410	415
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.25% 2031 (preref. 2021)	2,500	2,982
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Bonds, notes & other debt instruments Louisiana (continued)	Principal amount (000)	Value (000)
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.50% 2037 (preref. 2021)	$2,420	$2,912
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.75% 2041 (preref. 2021)	2,000	2,426
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	3,000	3,281
Public Facs. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Project), Series 2016-A, 3.375% 2028	250	250
Public Facs. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Project), Series 2016-B, 3.50% 2030	500	497
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Assured Guaranty Municipal insured, 5.25% 2051	13,405	14,681
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 4.00% 2041	1,000	971
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2032	500	550
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2034	4,750	5,165
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,099
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	2,000	2,005
Fin. Auth. of St. Tammany Parish, Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2007-A, 4.85% 2039	169	170
St. Tammany Public Trust Fncg. Auth., Rev. Ref. Bonds (Christwood Project), 5.00% 2024	625	657
St. Tammany Public Trust Fncg. Auth., Rev. Ref. Bonds (Christwood Project), 5.25% 2029	1,150	1,176
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2025	640	641
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2026	7,500	7,578
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.50% 2028	19,425	20,355
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.50% 2029	5,000	5,288
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	2,950	2,984
		264,610
Maine 0.26%
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2046	8,750	8,815
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	8,000	8,688
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	2,000	2,169
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	500	548
Housing Auth., Mortgage Purchase Bonds, Series 2016-B-1, 3.50% 2046	6,785	7,076
Housing Auth., Mortgage Purchase Bonds, Series 2016-C, 3.50% 2046	6,055	6,348
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-B, 3.50% 2040	1,615	1,682
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	400	420
		35,746
Maryland 2.43%
City of Annapolis, Econ. Dev. Rev. Bonds (St. John’s College Fac.), Series 2007-B, 5.00% 2032 (preref. 2017)	1,000	1,027
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2022	500	568
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2023	225	258
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2032	1,000	1,113
Anne Arundel County, Special Obligation Bonds (National Business Park-North Project), Series 2010, National insured, 6.10% 2040	2,250	2,327
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (71st Issue), 4.625% 2028 (preref. 2018)	750	778
Baltimore County, G.O. Bonds, Metropolitan Dist.74 Ref. Bonds, Series 2009, 5.00% 2017	2,575	2,575
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), 5.00% 2029	1,000	1,121
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), 5.00% 2030	1,000	1,112
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2018	1,000	1,003
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2019	1,000	1,002
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Bonds, notes & other debt instruments Maryland (continued)	Principal amount (000)	Value (000)
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2023	$1,000	$1,002
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	1,995	2,182
Mayor and City Council of Baltimore, Project Rev. Bonds (Water Projects), Series 2011-A, 5.00% 2041	1,000	1,109
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 2032	2,000	2,282
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 2044	5,000	5,588
Mayor and City Council of Baltimore, Rev. Bonds (Water Projects), Series 2014-A, 5.00% 2044	1,500	1,676
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 2014, 5.00% 2039	2,215	2,482
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), 5.00% 2037	2,900	3,125
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021 (preref. 2018)	2,800	2,992
Charles County, G.O. Bonds, County Commissioners of Charles County, Consolidated Public Improvement G.O. Bonds of 2009, Series B, 4.25% 2028 (preref. 2019)	1,000	1,062
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2015-B, 4.05% 2040	2,500	2,591
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2015-A, 3.50% 2045	3,270	3,420
Community Dev. Administration, Dept. of Housing and Community Dev., Single Family Housing Rev. Bonds, Series 2011-B, 4.00% 2027	630	654
Econ. Dev. Corp., Senior Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore Project), Series 2015, 5.00% 2035	1,000	1,063
Econ. Dev. Corp., Senior Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore Project), Series 2015, 5.00% 2039	2,605	2,756
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	3,000	3,050
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	3,306
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2027	700	757
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2029	250	268
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.25% 2023 (preref. 2018)	1,300	1,372
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038 (preref. 2018)	3,000	3,188
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043 (preref. 2018)	950	1,010
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2023	1,010	1,113
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	1,000	1,059
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	2,930	3,073
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Assured Guaranty Municipal insured, 4.00% 2024	1,350	1,496
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Assured Guaranty Municipal insured, 5.00% 2028	920	1,083
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Assured Guaranty Municipal insured, 5.00% 2029	900	1,053
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,156
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Assured Guaranty Municipal insured, 5.00% 2035	2,265	2,568
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Assured Guaranty Municipal insured, 5.00% 2043	1,250	1,400
Econ. Dev. Corp., Utility Infrastructure Rev. Ref. Bonds (University of Maryland, College Park Project), Series 2011, 5.00% 2018	3,000	3,152
Econ. Dev. Corp., Rev. Ref. Bonds (Constellation Energy Group, Inc. Project), Series 2006-B, 2.55% 2025 (put 2020)	1,835	1,823
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Bonds, notes & other debt instruments Maryland (continued)	Principal amount (000)	Value (000)
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 2033[2]	$2,540	$2,574
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2021 (preref. 2018)	2,005	2,112
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024 (preref. 2018)	1,000	1,053
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	2,795	3,078
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2024	1,000	1,100
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,000	3,277
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021 (preref. 2018)	2,000	2,116
G.O. Bonds, State and Local Facs. Loan of 2009, Second Series B, 5.00% 2020	3,000	3,285
G.O. Bonds, State and Local Facs. Loan of 2011, Second Series B, 5.00% 2023 (preref. 2019)	2,000	2,187
G.O. Ref. Bonds, State and Local Facs. Loan of 2010, First Series B, 5.00% 2022	2,000	2,205
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	3,265	3,270
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	1,560	1,562
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2009-B, 6.00% 2023	1,750	1,904
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Meritus Medical Center), Series 2015, 5.00% 2045	1,000	1,070
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2016-A, 5.50% 2046	11,900	13,063
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 2028	1,495	1,691
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 2036	2,835	3,086
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 2045	14,000	15,032
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2015-A, 5.00% 2028	1,650	1,919
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Assured Guaranty insured, 5.00% 2019	1,280	1,301
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Assured Guaranty insured, 5.00% 2019 (preref. 2017)	220	224
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Assured Guaranty insured, 5.00% 2020	2,320	2,357
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Assured Guaranty insured, 5.00% 2020 (preref. 2017)	390	397
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Assured Guaranty insured, 5.00% 2028	615	622
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Assured Guaranty insured, 5.00% 2028 (preref. 2017)	385	392
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.50% 2026 (preref. 2021)	700	818
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.75% 2031 (preref. 2021)	2,000	2,359
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 6.00% 2025 (preref. 2021)	425	506
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2016, 5.00% 2031	300	343
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2016, 5.00% 2032	350	398
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2016, 5.00% 2033	400	453
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2016, 5.00% 2047	1,000	1,102
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Bonds, notes & other debt instruments Maryland (continued)	Principal amount (000)	Value (000)
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2032 (preref. 2017)	$2,000	$2,035
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 4.00% 2042	3,475	3,351
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2032	800	862
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2033	1,000	1,073
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2034	1,800	1,920
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2036	1,500	1,590
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2015, 5.00% 2045	2,735	2,929
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.00% 2034	1,000	1,048
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.25% 2024	1,240	1,331
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), 5.00% 2028	1,035	1,191
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033 (preref. 2018)	3,095	3,232
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2038 (preref. 2018)	1,000	1,044
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue), Series 2012, 4.00% 2034	1,000	1,025
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue), Series 2012, 5.00% 2021	800	913
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue), Series 2012, 5.00% 2027	400	449
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue), Series 2014, 5.00% 2039	2,000	2,171
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Carroll Hospital Center Issue), Series 2012-A, 5.00% 2037	1,530	1,656
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue), Series 2010, 6.125% 2030 (preref. 2021)	1,750	2,056
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue), Series 2010, 6.25% 2045 (preref. 2021)	1,000	1,180
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Frederick Memorial Hospital Issue), Series 2012-A, 4.00% 2038	1,000	996
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2012-D, 1.347% 2038 (put 2017)[1]	2,995	3,005
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 4.75% 2038	495	499
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 4.75% 2038 (preref. 2017)	505	513
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), 5.00% 2038	9,000	9,787
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), 5.00% 2042	4,470	4,851
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 2012, 5.00% 2031	1,000	1,082
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,073
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,603
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Meritus Medical Center), Series 2015, 5.00% 2040	1,000	1,075
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Bonds, notes & other debt instruments Maryland (continued)	Principal amount (000)	Value (000)
Howard County, Housing Commission, Rev. Bonds (The Verona at Oakland Mills Project), Series 2013, 5.00% 2028	$4,000	$4,420
Howard County, Special Obligation Bonds (Annapolis Junction Town Center Project), Series 2014, 6.10% 2044	1,420	1,443
Howard County, Consolidated Public Improvement G.O. Bonds, Series 2009-A, 5.00% 2023 (preref. 2019)	2,970	3,218
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Loyola University Maryland Issue), 5.00% 2027	125	144
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Loyola University Maryland Issue), 5.00% 2028	215	247
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Loyola University Maryland Issue), 5.00% 2032	165	186
Montgomery County, Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,673
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2020 (preref. 2017)	1,000	1,011
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	3,000	3,180
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2012-A, 5.00% 2019	10,000	11,027
Montgomery County, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	3,825	3,941
Montgomery County, Housing Opportunities Commission, Single Family Housing Rev. Ref. Bonds, Series 2012-A, 5.00% 2043	565	598
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,215
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,574
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,610
Montgomery County, Rev. Ref. Bonds (Trinity Health Credit Group), 5.00% 2044	3,000	3,323
Montgomery County, Rev. Ref. Bonds (Trinity Health Credit Group), 5.00% 2045	1,000	1,123
Montgomery County, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2040	1,100	1,194
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2021	230	260
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2022	360	414
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2023	320	368
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2024	600	687
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2028	300	337
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2030	150	167
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2032	225	249
Prince George’s County, Rev. Auth., Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 4.75% 2036[2]	1,750	1,667
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021 (preref. 2017)	2,000	2,038
Prince George’s County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2007-B, 5.00% 2017	945	963
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	7,568	7,644
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	370	371
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,664
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	2,545	2,552
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2026	1,000	1,015
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Bonds, notes & other debt instruments Maryland (continued)	Principal amount (000)	Value (000)
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2032	$1,150	$1,167
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	4,597	4,616
City of Salisbury, Special Obligation Bonds (Villages at Aydelotte Farm Project), 0% 2037	5,413	591
Stadium Auth., Rev. Bonds (Baltimore City Public Schools Construction and Revitalization Program), Series 2016, 5.00% 2029	2,000	2,349
Stadium Auth., Rev. Bonds (Baltimore City Public Schools Construction and Revitalization Program), Series 2016, 5.00% 2041	2,000	2,279
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,000
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,509
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	3,000	3,141
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,078
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	3,000	3,050
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,624
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,298
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,092
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	1,000	1,090
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2012, 4.00% 2026	1,000	1,081
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2015-A, 5.00% 2023	1,500	1,776
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2016-A, 4.00% 2033	3,000	3,211
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Consolidated Public Improvement Bonds, 3.00% 2028	3,305	3,350
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Consolidated Public Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,457
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Consolidated Public Improvement Bonds, Series 2014-2, 4.00% 2029	1,875	2,041
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Consolidated Public Improvement Bonds, Series 2014-2, 4.00% 2043	1,500	1,561
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,535
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 4.40% 2025 (preref. 2018)	1,750	1,815
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 5.00% 2021 (preref. 2018)	1,245	1,299
Mayor and Common Council of Westminster, Project and Rev. Ref. Bonds (Carroll Lutheran Village, Inc.), Series 2014, 5.125% 2040	3,000	3,086
Mayor and Common Council of Westminster, Project and Rev. Ref. Bonds (Carroll Lutheran Village, Inc.), Series 2014, 5.50% 2044	2,000	2,100
		332,910
Massachusetts 1.90%
Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2017	2,905	2,963
Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2017 (escrowed to maturity)	95	97
Berkshire Wind Power Cooperative Corp. (Massachusetts Municipal Lighting Plant Cooperative), Wind Project Rev. Bonds, Berkshire Series 1, 5.25% 2026	3,000	3,278
Catholic Health East, Health System Rev. Ref. Bonds, Series 2009, 6.25% 2032	1,065	1,163
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2016-E, 5.00% 2032	1,000	1,075
Dev. Fin. Agcy., Boston Medical Center Rev. Bonds (Green Bonds), Series 2015-D, 5.00% 2044	2,250	2,350
Dev. Fin. Agcy., Hospital Rev. Bonds (Healthcare Obligated Group Issue), Series 2013, 5.25% 2041	4,500	4,966
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-B, 4.875% 2042[2]	14,820	14,869
Dev. Fin. Agcy., Rev. Bonds (Bentley University Issue), 5.00% 2040	1,250	1,401
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2016-E, 5.00% 2035	1,050	1,116
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2016-E, 5.00% 2037	1,200	1,268
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-X, 5.00% 2048	17,500	19,415
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Bonds, notes & other debt instruments Massachusetts (continued)	Principal amount (000)	Value (000)
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series U-4, 5.60% 2035 (preref. 2019)	$5,000	$5,570
Dev. Fin. Agcy., Rev. Bonds (Emmanuel College Issue), Series 2016-A, 5.00% 2034	1,075	1,152
Dev. Fin. Agcy., Rev. Bonds (Emmanuel College Issue), Series 2016-A, 5.00% 2043	8,500	8,994
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds Inc.), Series 2011-A-2, 5.50% 2046	798	788
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds Inc.), Series 2011-B, 0% 2056	1,961	10
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2019	1,040	1,067
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2020	1,089	1,122
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2026	1,419	1,455
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	1,056	1,083
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	2,706	2,773
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	3,951	4,050
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2016-A, 4.68% 2021[2]	6,060	6,033
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2016-B, 4.68% 2021[2]	250	245
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2011-K-6, 5.375% 2041	1,000	1,097
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2031	1,000	1,113
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2014-M-4, 5.00% 2044	1,000	1,089
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2015-Q, 5.00% 2047	9,000	9,907
Dev. Fin. Agcy., Rev. Bonds (Umass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2030	2,000	2,215
Dev. Fin. Agcy., Rev. Bonds (Umass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2031	1,925	2,116
Dev. Fin. Agcy., Rev. Bonds (Williams College), Series 2011-N, 0.94% 2041 (put 2017)[1]	2,000	1,998
Dev. Fin. Agcy., Rev. Ref. Bonds (Boston University Issue), Series V-1, 5.00% 2029 (preref. 2019)	9,800	10,763
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	8,375	8,725
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	6,500	7,384
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	6,415	7,317
Dev. Fin. Agcy., Rev. Ref. Bonds, UMass Memorial Issue, Series 2011-H, 5.50% 2031	1,680	1,844
G.O. Bonds, Consolidated Loan of 2008, Series 2008-A, 5.00% 2033 (preref. 2018)	8,070	8,552
Health and Educational Facs. Auth., Rev. Bonds (Harvard University Issue), Series 2009-A, 5.50% 2036 (preref. 2018)	4,530	4,890
Health and Educational Facs. Auth., Rev. Bonds (Harvard University Issue), Series 2009-A, 5.50% 2036 (preref. 2018)	1,470	1,587
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue), Series 2008-O, 6.00% 2036 (preref. 2018)	3,000	3,212
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series 2007-G-2, Assured Guaranty Municipal insured, 0.85% 2042[1]	5,000	5,000
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-1, 5.125% 2033 (preref. 2018)	2,500	2,644
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-2, 5.375% 2025 (preref. 2018)	2,500	2,653
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2008-T-1, 5.00% 2032	1,050	1,166
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039 (preref. 2019)	8,380	9,015
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	5,500	6,033
Dev. Fin. Agcy., Rev. Bonds (Worcester Polytechnic Institute Issue), Series 2016, 5.00% 2052	2,000	2,206
Housing Fin. Agcy., Housing Bonds, Series 2009-C, 5.35% 2049	4,000	4,112
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	1,200	1,245
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	3,285	3,455
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	5,225	5,464
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	1,930	2,051
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	1,950	2,033
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	1,615	1,632
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	2,410	2,440
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2007-A-1, 5.25% 2032	10,000	12,521
Port Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2023	1,090	1,264
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Bonds, notes & other debt instruments Massachusetts (continued)	Principal amount (000)	Value (000)
Port Auth., Special Facs. Rev. Bonds (ConRAC Project), Series 2011-A, 5.125% 2041	$9,250	$10,005
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	5,000	5,496
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017	3,550	3,590
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018	5,045	5,316
State College Building Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2030	1,000	1,132
Water Resources Auth., General Rev. Ref. Green Bonds, Series 2016-D, 5.00% 2035	3,000	3,477
Water Resources Auth., General Rev. Ref. Green Bonds, Series 2016-D, 5.00% 2036	2,180	2,519
Water Resources Auth., General Rev. Ref. Green Bonds, Series 2016-D, 5.00% 2037	2,250	2,595
		261,176
Michigan 3.65%
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.00% 2038	5,800	5,342
City of Detroit, Distributable State Aid G.O. (Limited Tax) Bonds, Series 2010, 5.25% 2035 (preref. 2017)	5,665	5,856
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, 1.269% 2032[1]	8,260	7,126
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	710	795
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2001-B, Assured Guaranty Municipal Insured, 5.50% 2029	10,420	12,297
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2012-A, 5.25% 2039	5,900	6,369
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	14,000	14,929
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 1998-C, FGIC insured, 5.25% 2025	1,955	2,158
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2032	20,000	23,055
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2026	2,000	2,184
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2027	3,500	3,809
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2028	3,610	3,907
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2030	4,000	4,298
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-1, 5.00% 2044	6,050	6,430
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	8,000	9,215
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2032	1,500	1,663
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Water Supply System Rev. Ref. Local Project), Series 2014-D-4, 5.00% 2034	1,425	1,553
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2028	1,415	1,574
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2032	1,355	1,475
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2033	2,565	2,781
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2034	3,000	3,239
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2035	3,000	3,228
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 2028	2,000	2,333
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 2046	6,455	7,129
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Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2016-A, 5.00% 2044	$10,000	$10,831
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2031	4,300	4,789
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2032	1,500	1,663
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2034	1,540	1,691
Fin. Auth., Hospital Rev. Ref. Bonds (Mclaren Health Care), Series 2015-B, 5.00% 2034	4,095	4,515
Fin. Auth., Hospital Rev. Ref. Bonds (Mclaren Health Care), Series 2015-B, 5.00% 2035	250	275
Fin. Auth., Hospital Rev. Ref. Bonds (Mclaren Health Care), Series 2015-D-2, 1.276% 2038 (put 2020)[1]	6,000	5,924
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2024	9,145	10,261
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	3,000	3,308
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2029	3,000	3,392
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2031	1,500	1,680
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2033	1,500	1,663
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2034	1,500	1,655
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2045	3,000	3,243
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-1, 4.50% 2029	2,150	2,203
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021 (preref. 2017)	6,865	7,179
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), 5.00% 2030	5,000	5,608
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), 5.00% 2039	1,890	2,119
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), 5.50% 2026	750	910
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2041	5,000	5,401
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), 5.84% 2020	1,600	1,685
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	3,000	3,082
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	500	508
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,254
County of Genesee, Water Supply System, Rev. and Rev. Ref. Bonds (Limited Tax G.O.), Series 2016-B, BAM insured, 4.00% 2041	1,500	1,498
County of Genesee, Water Supply System, Rev. and Rev. Ref. Bonds (Limited Tax G.O.), Series 2016-B, BAM insured, 5.00% 2030	145	163
County of Genesee, Water Supply System, Rev. and Rev. Ref. Bonds (Limited Tax G.O.), Series 2016-B, BAM insured, 5.00% 2032	360	400
County of Genesee, Water Supply System, Rev. and Rev. Ref. Bonds (Limited Tax G.O.), Series 2016-B, BAM insured, 5.00% 2033	275	304
Grant Anticipation Rev. Ref. Bonds, Series 2016, 5.00% 2025	6,000	7,078
Grant Anticipation Rev. Ref. Bonds, Series 2016, 5.00% 2026	2,480	2,931
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	10,800	11,605
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-D, 5.00% 2036	6,800	7,301
Fin. Auth., Hospital Rev. Ref. Bonds (MidMichigan Health Credit Group), Series 2014, 5.00% 2039	2,000	2,164
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.625% 2029 (preref. 2019)	1,500	1,674
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2012-A, 5.00% 2035	1,000	1,078
Hospital Fin. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048	3,705	3,946
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	2,500	2,602
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A-1, 6.50% 2033	165	179
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A-1, 6.50% 2033 (preref. 2018)	3,950	4,332
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A-1, 6.50% 2033 (preref. 2018)	885	971
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 2046	3,000	3,181
Housing Dev. Auth., Single-Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 2034	5,000	4,667
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2029	2,000	2,202
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.625% 2041	500	526
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O bonds, Series 2013-I, Assured Guaranty Municipal insured, 5.00% 2038	2,000	2,182
Regents of the University of Michigan, General Rev. Ref. Bonds, Series 2012-E, 1.090% 2033 (put 2018)[1]	2,275	2,271
Board of Trustees of Oakland University, General Rev. Bonds, Series 2016, 5.00% 2033	1,500	1,692
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Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
Board of Trustees of Oakland University, General Rev. Bonds, Series 2016, 5.00% 2035	$1,750	$1,959
Board of Trustees of Oakland University, General Rev. Bonds, Series 2016, 5.00% 2041	3,000	3,330
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, National insured, 5.25% 2018	2,000	2,072
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2009-V, 8.00% 2029 (preref. 2018)	2,000	2,216
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2009-V, 8.25% 2039 (preref. 2018)	3,000	3,335
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2025	500	566
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2030	1,160	1,280
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2039	2,750	2,944
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2030	5,300	5,686
State Trunk Line Fund Bonds, Series 2011, 5.00% 2036	2,000	2,231
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	265	285
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038 (preref. 2018)	4,855	5,253
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038 (preref. 2018)	2,880	3,116
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2026	1,700	1,995
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2031	10,000	11,333
Housing Dev. Auth., Single-Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	28,595	29,768
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.45% 2029 (put 2021)	2,225	2,159
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,500	1,681
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2034	1,500	1,454
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	55,520	51,284
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	10,010	10,072
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 5.00% 2040	1,000	1,104
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 5.00% 2045	1,250	1,374
Wayne County, Airport Auth., Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-B, 5.00% 2044	4,870	5,280
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2032	2,500	2,689
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2037	7,400	7,872
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 2040	15,800	17,236
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 2045	6,500	7,065
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	1,290	1,408
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-C, 5.00% 2021	12,190	13,373
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-C, 5.00% 2022	2,140	2,343
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Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-C, 5.50% 2020	$9,000	$10,133
Board of Trustees of Western Michigan University, General Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	1,000	1,094
		501,521
Minnesota 0.33%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	16,810	17,618
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[3]	6,543	6,529
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2015-A, 2.80% 2045[3]	1,791	1,791
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2010-A, 4.25% 2028	625	648
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-B, 4.50% 2031	350	365
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-D, 4.50% 2034	385	401
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	540	561
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	415	430
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	710	753
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	3,550	3,789
City of Minneapolis, Health Care System Rev. Bonds (Fairview Health Services), Series 2008-A, 6.75% 2032 (preref. 2018)	30	33
City of Minneapolis, Health Care System Rev. Bonds (Fairview Health Services), Series 2015-A, 5.00% 2033	2,575	2,890
City of Minneapolis, Health Care System Rev. Bonds (Fairview Health Services), Series 2015-A, 5.00% 2034	5,000	5,567
City of Minneapolis, Health Care System Rev. Bonds (Fairview Health Services), Series 2015-A, 5.00% 2044	1,000	1,087
City of St. Cloud, Health Care Rev. Bonds (CentraCare Health System), Series 2016-A, 5.00% 2028	1,250	1,452
City of St. Cloud, Health Care Rev. Bonds (CentraCare Health System), Series 2016-A, 5.00% 2029	1,000	1,154
		45,068
Mississippi 0.50%
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 2041	5,000	5,305
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	1,590	1,782
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2035	1,150	1,266
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2032	1,690	1,884
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2033	1,275	1,415
Dev. Bank, Special Obligation Rev. Ref. Bonds (Harrison County, Mississippi Highway Ref. Project), Series 2013-A, 5.00% 2025	3,000	3,503
Dev. Bank, Special Obligation Rev. Ref. Bonds (Madison County, Mississippi Highway Ref. Project), Series 2013-C, 5.00% 2026	4,000	4,670
Home Corp., Homeownership Mortgage Rev. Bonds, Series 2010-A, 4.50% 2031	390	408
Home Corp., Single Family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	680	721
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 2036	10,700	11,448
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 2046	2,500	2,642
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2017	3,000	3,060
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Bonds, notes & other debt instruments Mississippi (continued)	Principal amount (000)	Value (000)
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2026	$2,000	$2,037
State Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2029	2,500	2,850
State Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2032	7,500	8,409
State Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2034	12,960	14,407
Warren County, Gulf Opportunity Zone Bonds, Series 2010-A, 5.80% 2034	2,000	2,222
		68,029
Missouri 1.14%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2007, 5.00% 2017	1,000	1,009
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2007, 5.00% 2018	1,500	1,510
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2007, 5.00% 2036	5,890	5,747
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2028	400	436
Health and Educational Facs. Auth., Rev. Ref. Bonds (St Anthony’s Medical Center), Series 2015-B, 5.00% 2045	3,750	3,965
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2013-A, 5.00% 2038	2,000	2,163
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2015-A, 5.00% 2034	3,200	3,530
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2015-A, 5.00% 2039	4,000	4,346
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-B, 5.00% 2030	2,835	3,026
Health and Educational Facs. Auth., Health Facs. Rev. Bonds, Series 2014-A, 5.00% 2027	1,000	1,145
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2010, 5.50% 2042	2,250	2,365
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2033	1,100	1,152
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2034	1,400	1,461
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), 5.00% 2035	2,740	2,879
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2007-A, 4.875% 2027	2,930	2,930
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2007-A, 4.875% 2037	2,065	2,065
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2007-B, 4.875% 2038	4,215	4,215
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2029	1,000	1,081
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2046	1,025	1,056
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-A-2, 4.00% 2040	9,620	10,260
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	820	862
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-2, 4.00% 2045	3,580	3,801
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	2,395	2,509
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-C, 4.90% 2036	330	338
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-D, 4.80% 2040	405	423
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	510	533
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Bonds, notes & other debt instruments Missouri (continued)	Principal amount (000)	Value (000)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-B, 4.00% 2040	$1,335	$1,411
I-470 and 350 Transportation Dev. Dist. (Lee’s Summit), Transportation Sales Tax Rev. Ref. and Improvement Bonds, Series 2007, RADIAN insured, 4.60% 2029	880	883
Industrial Dev. Auth. of St. Louis, Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), 5.125% 2045	1,050	1,021
Industrial Dev. Auth. of St. Louis, Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2035	1,000	980
Industrial Dev. Auth. of St. Louis, Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-B, 3.125% 2019	4,000	3,925
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group), Series 2016-A, 5.00% 2046	4,875	4,704
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2007-A, 5.125% 2026	7,500	7,577
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2007-A, 5.125% 2032	2,800	2,822
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.25% 2029	2,025	2,230
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	3,000	3,336
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2026	5,465	6,468
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2030	8,000	9,701
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2031	12,255	14,886
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2027	6,270	7,487
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2028	6,160	7,398
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2029	8,125	9,809
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2025	1,555	1,594
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-B-2, 3.85% 2020	400	392
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-B-2, 4.15% 2021	1,000	976
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	5,500	4,675
		157,082
Montana 0.03%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	4,235	4,425
Nebraska 0.53%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2018	2,100	2,230
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2027	3,985	4,379
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2042	1,000	1,062
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.25% 2037	6,275	6,811
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	5,000	5,422
Hospital Auth. No. 2 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2015, 5.00% 2045	4,340	4,644
Hospital Auth. No. 2 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2015, 5.00% 2045	1,000	1,070
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Bonds, notes & other debt instruments Nebraska (continued)	Principal amount (000)	Value (000)
Hospital Auth. No. 2 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2015, 5.00% 2048	$2,300	$2,458
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2008, 5.75% 2028 (preref. 2018)	10,795	11,673
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,070	1,088
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-C, 2.50% 2035	1,575	1,591
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	360	370
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	170	173
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	105	107
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 3.00% 2044	880	899
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	795	834
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015, 3.50% 2045	2,175	2,277
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	6,885	7,167
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	8,420	8,815
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	3,900	4,107
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2008-A, 5.50% 2033 (preref. 2018)	1,000	1,045
Public Power Dist., General Rev. Bonds, Series 2008-B, 5.00% 2028 (preref. 2018)	3,245	3,366
Public Power Dist., General Rev. Bonds, Series 2008-B, 5.00% 2028 (preref. 2018)	1,245	1,291
		72,879
Nevada 1.44%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021 (preref. 2018)	2,420	2,553
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2022 (preref. 2018)	8,000	8,438
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds, Series 2008, 5.625% 2032 (preref. 2018)	1,000	1,065
Clark County, Airport System Rev. Bonds, Series 2010-B, 5.125% 2036	18,000	19,463
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2023	7,025	7,688
Clark County, G.O. (Limited Tax) Bond Bank Bonds, Series 2008, 5.00% 2021	11,155	11,702
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2022	10,580	12,261
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2010-A, 5.00% 2030	2,000	2,161
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2010-A, 5.125% 2034	10,980	11,860
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2015-C, 5.00% 2022	2,125	2,447
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2015-C, 5.00% 2027	1,000	1,181
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	5,780	6,458
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, 5.00% 2033	1,885	2,079
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	5,750	5,770
Clark County, Sales and Excise Tax Rev. (Streets and Highway Projects) Improvement and Ref. Bonds, Series 2010-B, 5.00% 2019	3,000	3,263
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds, Series 2001-B, 6.75% 2021	900	918
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds, Series 2012, 5.00% 2019	3,665	3,794
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds, Series 2007-B, FGIC-National insured, 5.00% 2026 (preref. 2017)	9,640	9,970
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2018	340	342
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2025	3,705	3,713
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Bonds, notes & other debt instruments Nevada (continued)	Principal amount (000)	Value (000)
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2024 (preref. 2018)	$4,850	$5,108
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2040	2,170	2,372
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2045	1,775	1,934
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 2.75% 2021[2]	570	549
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 3.50% 2025[2]	1,185	1,119
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2030	8,000	8,897
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2025	2,360	2,544
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2026	4,330	4,666
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2032	2,000	2,253
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2037	3,500	3,910
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2042	1,000	1,114
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,600	1,869
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	1,115	1,293
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2033	2,500	2,887
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	3,500	4,023
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2035	2,000	2,290
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2041	13,900	15,784
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2046	2,235	2,528
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.25% 2022	1,090	1,077
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2004-A, AMBAC insured, 5.50% 2028	150	157
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2027 (preref. 2017)	9,385	9,517
City of Reno, Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2004-A, AMBAC insured, 5.50% 2028 (preref. 2018)	1,475	1,563
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,756
Washoe County, Gas and Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Company Projects), Series 2016-B, 3.00% 2036 (put 2022)	1,500	1,553
		197,889
New Hampshire 0.33%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.00% 2027 (preref. 2019)	3,000	3,370
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039 (preref. 2019)	18,475	20,817
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2031	1,250	1,360
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), 5.00% 2032	2,565	2,936
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), 5.00% 2033	3,740	4,239
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue), Series 2007-A, 5.25% 2024	1,910	1,991
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue), Series 2007-A, 5.00% 2037	1,955	1,992
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue), Series 2007-A, 5.00% 2037 (preref. 2017)	6,545	6,724
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Bonds, notes & other debt instruments New Hampshire (continued)	Principal amount (000)	Value (000)
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue), Series 2007-A, 5.25% 2028	$345	$353
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue), Series 2007-A, 5.25% 2028 (preref. 2017)	1,155	1,188
		44,970
New Jersey 2.00%
Camden County, Improvement Auth., Health Care Redev. Project Rev. Bonds (Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	1,335	1,477
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), 5.00% 2035	750	783
Camden County, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2025	1,020	1,131
Camden County, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2026	1,000	1,093
Camden County, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2027	4,900	5,298
Camden County, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2032	1,000	1,054
Camden County, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2034	3,000	3,141
Camden County, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014-A, 5.00% 2029	1,100	1,173
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	2,690	2,911
Certs. of Part., Series 2008-A, 5.00% 2023 (preref. 2018)	1,000	1,053
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.375% 2025	4,160	4,504
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	5,000	5,407
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.50% 2018	320	328
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2030	1,500	1,582
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	5,500	5,632
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 2040	1,300	1,319
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, 2.26% 2028[1]	5,000	4,619
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2027	1,500	1,544
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2026	2,500	2,831
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2028	4,350	4,858
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2029	3,275	3,638
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2032	1,890	2,079
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2035	750	842
Educational Facs. Auth., Rev. Ref. Bonds (College of New Jersey Issue), Series 2016-F, 4.00% 2035	1,750	1,765
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.50% 2036	2,500	2,711
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2015-H, Assured Guaranty Municipal insured, 5.00% 2027	1,865	2,154
Educational Facs. Auth., Rev. Ref. Bonds (New Jersey City Issue), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2035	2,525	2,807
Educational Facs. Auth., Rev. Ref. Bonds (New Jersey City University Issue), Series 2016-D, Assured Guaranty Municipal insured, 5.00% 2028	3,025	3,511
Educational Facs. Auth., Rev. Ref. Bonds (New Jersey City University Issue), Series 2016-D, Assured Guaranty Municipal insured, 5.00% 2029	3,175	3,664
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Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
Educational Facs. Auth., Rev. Ref. Bonds (Rowan University Issue), Series 2016-C, Assured Guaranty Municipal insured, 5.00% 2026	$1,000	$1,180
Educational Facs. Auth., Rev. Ref. Bonds (Rowan University Issue), Series 2016-C, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,171
Health Care Facs. Fncg. Auth., Rev Bonds (Princeton Healthcare Systems Issue), Series 2016-A, 5.00% 2031	1,000	1,129
Health Care Facs. Fncg. Auth., Rev Bonds (Princeton Healthcare Systems Issue), Series 2016-A, 5.00% 2032	1,310	1,466
Health Care Facs. Fncg. Auth., Rev Bonds (Princeton Healthcare Systems Issue), Series 2016-A, 5.00% 2033	1,670	1,857
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2025	1,000	1,118
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2026	1,000	1,118
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2030	500	544
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041 (preref. 2021)	1,500	1,782
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2021	500	562
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2026	2,000	2,229
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2031	500	535
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2035	500	528
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2041	1,750	1,834
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2032 (preref. 2021)	3,000	3,516
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2037 (preref. 2021)	3,500	4,102
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2012-A, 5.00% 2025	1,000	1,115
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2030	3,000	3,381
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2031	6,830	7,657
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2033	7,000	7,783
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2043	6,550	7,129
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.00% 2026	1,000	1,062
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (University Hospital), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	1,095	1,242
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (University Hospital), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2046	3,375	3,602
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	8,000	8,096
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2013-J, 5.00% 2028	7,000	8,004
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2024	2,000	2,208
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2025	3,400	3,727
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2026	2,000	2,186
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2028	1,205	1,309
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2030	2,030	2,238
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	14,075	15,072
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	34,150	30,736
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds) Series 2014-A, 5.00% 2021	2,125	2,314
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Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 2025	$5,000	$5,796
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	3,255	3,447
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038 (preref. 2018)	1,745	1,903
Transportation Trust Fund Auth., Transportation System Bonds, Series 2011-B, 5.50% 2031	2,000	2,095
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2020	10,000	10,695
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	10,000	10,741
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2022	7,500	8,086
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	8,633
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,000	1,057
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 1.34% 2024 (put 2018)[1]	6,350	6,355
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-E, 1.34% 2024 (put 2018)[1]	7,625	7,631
		274,880
New Mexico 0.21%
Bernalillo County, Gross Receipts Tax Rev. Ref. Bonds, Series 1998, 5.20% 2021	6,040	6,609
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, 1.581% 2028[1]	100	100
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), 1.875% 2029 (put 2020)	2,510	2,525
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-A, 1.875% 2029 (put 2020)	9,000	9,054
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	3,000	2,994
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2015-A, 5.00% 2044	3,000	3,319
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2032	1,415	1,476
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2042	750	767
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	250	262
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	155	163
Mortgage Fin. Auth., Single Family Mortgage Program Class I Bonds, Series 2010-A, 4.50% 2028	370	384
Mortgage Fin. Auth., Single Family Mortgage Program Class I Bonds, Series 2010-A, 4.625% 2025	275	286
Mortgage Fin. Auth., Single Family Mortgage Program Rev. Ref. Bonds, Series 2009-B-2, Class I, 5.65% 2039	330	341
Mortgage Fin. Auth., Single Family Mortgage Program Rev. Ref. Bonds, Series 2009-E, Class I, 5.30% 2040	585	601
		28,881
New York 6.31%
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2027	2,400	2,767
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2042	3,700	4,019
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2029	350	367
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2032	1,035	1,059
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2033	1,085	1,106
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2034	1,000	1,014
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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2035	$1,230	$1,242
Buffalo and Erie County, Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 6.00% 2031	1,000	1,147
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2023	800	906
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	1,500	1,597
County of Chautauqua, Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project), Series 2009, 5.875% 2042	395	413
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2048	5,000	1,215
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2051	33,365	6,991
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2052	18,100	3,606
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2053	23,395	4,431
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2054	26,390	4,796
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	14,665	2,545
Dormitory Auth., Fordham University, Rev. Bonds, Series 2011-A, 5.50% 2036	500	571
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2031	1,000	1,114
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2033	7,500	8,268
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2040	500	541
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	5,000	5,592
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2026	1,250	1,361
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds, Series 2001-2, Subseries 2-2, 5.00% 2023	10,000	10,359
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds, Series 2001-2, Subseries 2-3, 5.00% 2023	7,150	7,406
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds, Series 2001-2, Subseries 2-3, 5.00% 2026	3,535	3,661
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	11,000	12,055
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2036	650	721
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2031[2]	500	532
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2012-F, Assured Guaranty Municipal insured, 5.00% 2020	1,100	1,236
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2023	2,075	2,427
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-E, 5.00% 2026	1,000	1,196
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2019	2,100	2,193
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2020	3,400	3,600
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2008-B, 5.00% 2023	10,000	10,778
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2028	8,000	8,590
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C Group A, 5.00% 2024	5,000	5,958
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, 5.00% 2044	2,500	2,795
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	1,750	2,010
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2033	8,760	9,784
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-C, 5.00% 2041	1,890	2,079
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2030	2,500	2,885
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2015-A, 5.00% 2034	4,390	5,008
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2013-A, 5.00% 2038	1,600	1,802
Dormitory Auth., The New School Rev. Bonds, Series 2015-A, 5.00% 2033	1,000	1,119
Dormitory Auth., Touro College and University System Obligated Group Rev. Bonds, Series 2014-A, 5.50% 2039	500	537
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Ref. Second Resolution Bonds (New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017	5,000	5,090
Environmental Facs. Corp., State Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2011-B, 5.00% 2036	2,500	2,799
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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Erie County, Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	$500	$572
Erie County, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-B, 5.00% 2024	1,000	1,134
Erie County, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2025	1,000	1,148
Erie County, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2026	6,000	6,992
Erie County, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	3,000	3,480
Various Purpose G.O. Bonds, Series 2016-A, 5.00% 2027	825	974
Various Purpose G.O. Bonds, Series 2016-B, 5.00% 2024	3,735	4,410
Town of Hempstead, Local Dev. Corp. Rev. Ref. Bonds (Adelphi University Project), 5.00% 2020	1,270	1,413
Town of Hempstead, Local Dev. Corp. Rev. Ref. Bonds (Adelphi University Project), 5.00% 2025	420	488
Town of Hempstead, Local Dev. Corporation Rev. Ref. Bonds (Adelphi University Project), Series 2014, 5.00% 2027	900	1,035
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	6,000	6,640
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	9,500	10,765
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 1, 5.00% 2044[2]	9,900	10,344
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[2]	14,000	14,940
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[2]	2,700	2,912
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	3,500	3,903
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2044	4,000	4,392
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (7 World Trade Center Project), Series 2012, 5.00% 2043	4,000	4,381
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	21,000	22,915
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,197
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, CIFG insured, 5.25% 2029	4,000	4,775
Long Island Power Auth., Electric System General Rev. Bonds, Series 2012-A, 5.00% 2042	3,600	3,892
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2034	1,500	1,663
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2039	3,995	4,402
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, 1.42% 2033 (put 2018)[1]	4,925	4,943
Long Island Power Auth., Electric System General Rev. Bonds, Series 2016-B, 5.00% 2032	6,000	6,821
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2034	1,000	1,090
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2022 (preref. 2019)	5,000	5,552
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2030 (preref. 2019)	2,000	2,221
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds (Climate Bond Certified), Series 2016-B-1, 5.00% 2036	5,000	5,774
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3C, 1.61% 2019[1]	8,900	8,976
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.66% 2020[1]	11,100	11,221
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2A, 1.04% 2026 (put 2017)[1]	490	490
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2022	1,680	1,969
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2051	7,500	8,036
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	5,790
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	2,810	2,962
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036	6,000	6,713
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	13,000	14,456
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2040	8,000	8,917
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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	$20,000	$22,217
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 1.24% 2039 (put 2020)[1]	13,000	12,984
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	6,000	6,763
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	5,000	5,686
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	8,000	9,320
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	8,111
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,496
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	11,552
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,432
Monroe County, Industrial Dev. Corp., FHA insured Mortgage Rev. Bonds (Unity Hospital of Rochester Project), Series 2010, 5.50% 2040	1,000	1,123
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	9,930	10,633
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	6,000	6,303
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	11,025	11,621
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	260	264
Municipal Bond Bank Agcy., Special School Purpose Rev. Ref. Bonds (Prior Year Claims - City of New York), Series 2012-A, 5.00% 2021	2,000	2,289
Nassau County, G.O. General Improvement Bonds, Ref. Series 2016-A, 5.00% 2030	750	868
Nassau County, G.O. General Improvement Bonds, Series 2016-B, 5.00% 2023	510	600
Nassau County, G.O. General Improvement Bonds, Series 2016-C, 5.00% 2042	1,555	1,726
City of New York, G.O. Bonds, Series 2013-F-1, 5.00% 2037	3,000	3,340
City of New York, G.O. Bonds, Series 2013-H, 5.00% 2023	2,475	2,915
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2037	2,500	2,857
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2032	1,500	1,754
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2034	1,000	1,159
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2037	2,500	2,868
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2038	1,500	1,725
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2041	1,500	1,721
City of New York, G.O. Bonds, Series 2007-D, 5.00% 2017	5,000	5,000
City of New York, G.O. Bonds, Series 2008-J-4, 1.21% 2025[1]	2,350	2,350
City of New York, G.O. Bonds, Series 2013-J, 5.00% 2023	500	589
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2024	5,500	6,543
City of New York, G.O. Bonds, Series 2014-G, 5.00% 2023	2,500	2,944
City of New York, G.O. Bonds, Series 2014-J, 5.00% 2030	2,000	2,318
City of New York, G.O. Bonds, Series 2015-A, 5.00% 2026	8,000	9,532
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	1,500	1,749
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2030	10,000	11,527
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2032	3,500	4,003
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,139
City of New York, G.O. Bonds, Series 2015-D, 5.00% 2030	2,560	2,951
City of New York, G.O. Bonds, Series 2016-E, 5.00% 2026	2,000	2,412
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-C-1, 5.50% 2034	1,000	1,057
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-K, 4.90% 2034	3,000	3,074
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2007-DD, 4.75% 2035	1,085	1,098
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2007-DD, 4.75% 2035 (preref. 2017)	6,415	6,511
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2012, Series 2011-BB, 5.25% 2044	3,000	3,397
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2010-FF, 5.00% 2025	2,255	2,519
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-GG, 5.00% 2026	2,000	2,276
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-GG, 5.00% 2043	2,000	2,220
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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.25% 2022	$5,000	$5,368
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	6,400	7,131
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2013 Series S-1, 5.00% 2033	1,825	2,061
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2016 Series S-1, 5.00% 2029	5,000	5,865
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series D, 5.00% 2024	1,000	1,139
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series E-1, 5.00% 2037	2,000	2,248
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series F-1, 5.00% 2039	1,000	1,123
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013 Series F-1, 5.00% 2028	1,500	1,735
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013 Series F-1, 5.00% 2036	1,000	1,126
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017 Series 2016-A-1, 5.00% 2040	14,170	16,149
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017 Series 2016-A-1, 5.00% 2035	1,000	1,148
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-D-1, 5.00% 2036	500	562
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	7,250	8,588
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A-1, 5.00% 2037	2,500	2,826
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2034	8,000	9,141
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2036	4,000	4,542
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2037	3,000	3,402
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-1, 5.00% 2031	5,000	5,745
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-1, 5.00% 2041	1,200	1,349
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2020	1,500	1,662
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,500	1,658
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	5,000	5,448
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	5,260	5,175
New York City, Municipal Water Fin. Auth., Water and Sewer System Rev. Ref. Bonds, Series 2012-BB, 5.00% 2047	5,000	5,589
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2009-EE, 5.00% 2018 (escrowed to maturity)	5,000	5,276
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,098
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	7,000	7,907
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	13,000	14,648
Public Housing Capital Fund Rev. Trust II, Trust Certificates, 4.50% 2022[2,3]	1,875	1,922
Public Housing Capital Fund Rev. Trust II, Trust Certificates, 5.00% 2022[2,3]	2,441	2,497
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,750	1,981
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[2]	20,715	20,861
State Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (New York State Electric & Gas Corp. Project), Series 1994-B, 2.00% 2029 (put 2020)	2,000	1,986
Suffolk County, Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), 5.00% 2028	2,135	2,291
Suffolk County, Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), 5.00% 2028 (preref. 2021)	365	419
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2042	2,500	2,731
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	2,800	3,027
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2016-A, 5.00% 2031	1,000	1,141
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2016-A, 5.00% 2032	5,000	5,681
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2016-A, 5.00% 2035	3,250	3,642
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2016-A, 5.00% 2041	3,500	3,893
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2016-A, 5.00% 2046	8,500	9,387
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2016-A, 5.00% 2051	1,600	1,758
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2016-A, 5.25% 2056	3,250	3,656
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2008-A, 5.00% 2022 (preref. 2018)	1,500	1,570
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,129
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2021	15	15
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	500	526
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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2017-A, 5.00% 2033	$2,395	$2,798
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2017-A, 5.00% 2034	960	1,116
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2017-A, 5.00% 2035	1,000	1,158
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2005-B-4D, 1.098% 2031 (put 2018)[1]	3,000	3,001
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2017-B, 5.00% 2033	3,000	3,504
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,500	2,970
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2024	5,000	5,958
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	2,500	2,948
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2034	6,500	7,341
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-D, 5.25% 2021	8,500	9,128
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-D, 5.00% 2021	5,000	5,699
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2028	1,750	2,082
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2029	1,000	1,180
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2030	3,500	4,096
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2031	4,500	5,249
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-TE, 5.00% 2030	2,500	2,904
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-A, 5.00% 2034	5,000	5,870
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2030	2,150	2,561
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2033	2,500	2,935
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2034	2,000	2,337
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2035	750	874
		866,053
North Carolina 0.68%
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2027 (preref. 2019)	2,500	2,710
Capital Facs. Fin. Agcy., Rev. Ref. Bonds (Johnson & Wales University), Series 2013-A, 5.00% 2022	740	841
Capital Facs. Fin. Agcy., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, 0.90% 2034 (put 2017)[1]	5,000	5,000
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022 (escrowed to maturity)	2,815	3,381
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026 (escrowed to maturity)	1,990	2,582
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, FGIC-National insured, 6.00% 2025 (escrowed to maturity)	11,225	14,327
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, National insured, 6.00% 2026 (escrowed to maturity)	2,500	3,244
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2023 (preref. 2018)	1,400	1,452
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2024 (preref. 2018)	9,855	10,221
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2009-B, 5.00% 2026 (preref. 2019)	2,000	2,148
Grant Anticipation Rev. Vehicle Bonds, Series 2015, 5.00% 2028	2,895	3,342
Grant Anticipation Rev. Vehicle Bonds, Series 2015, 5.00% 2029	7,500	8,604
Grant Anticipation Rev. Vehicle Bonds, Series 2015, 5.00% 2030	3,000	3,416
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging), Series 2012-A, 5.00% 2042	1,860	1,907
Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (Wake Forest Baptist Obligated Group), Series 2012-C, 1.40% 2033 (put 2017)[1]	1,745	1,742
Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (WakeMed), Series 2012-A, 5.00% 2031	3,000	3,297
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2031	800	916
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Bonds, notes & other debt instruments North Carolina (continued)	Principal amount (000)	Value (000)
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2032	$800	$912
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2033	250	284
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2034	850	960
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2036	1,000	1,120
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2008-A, 6.00% 2038	5,000	5,105
Medical Care Commission, Retirement Facs. First Mortgage, Rev. Ref. Bonds (Southminster), Series 2016, 5.00% 2025	635	686
Medical Care Commission, Retirement Facs. First Mortgage, Rev. Ref. Bonds (Southminster), Series 2016, 5.00% 2026	700	733
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2009-A, 5.00% 2030	575	610
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2009-A, 5.00% 2030 (preref. 2019)	1,425	1,528
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2010-B, 5.00% 2020	3,350	3,681
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2019	3,640	3,893
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2019 (escrowed to maturity)	1,360	1,460
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	905	994
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2020 (escrowed to maturity)	345	382
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	2,000	2,086
		93,564
North Dakota 0.15%
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2024 (preref. 2021)	1,210	1,381
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2035 (preref. 2021)	700	799
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,480	1,533
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2014-A, 4.00% 2034	725	767
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	1,430	1,508
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	2,225	2,358
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	7,605	8,117
Housing Fin. Auth., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-C, 3.15% 2036	1,930	1,747
Housing Fin. Auth., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	2,290	2,398
		20,608
Ohio 3.07%
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	13,215	5,391
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	14,500	13,653
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 5.00% 2031 (preref. 2022)	3,000	3,451
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. and Improvement Rev. Bonds (Summa Health Obligated Group), Series 2016, 5.25% 2041	5,150	5,610
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Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. and Improvement Rev. Bonds (Summa Health Obligated Group), Series 2016, 5.25% 2046	$3,470	$3,763
Akron, Bath, and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), 3.80% 2027 (preref. 2022)	6,435	6,873
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners), Series 2012-A, 5.00% 2033	16,000	17,397
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-A, 5.00% 2038	5,850	6,262
American Municipal Power, Inc., AMP Fremont Energy Center Project Rev. Bonds, Series 2012-B, 5.00% 2037	2,000	2,189
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	16,940	15,484
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	83,455	76,769
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	28,495	28,072
Building Auth., State Facs. Rev. Ref. Bonds (Adult Correctional Building Fund Projects), Series 2004-C, National insured, 5.25% 2017	10,000	10,294
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	4,015	4,428
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040 (preref. 2020)	1,985	2,278
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040 (preref. 2020)	11,000	12,724
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 2045	3,850	4,195
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2027	3,080	3,103
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2038	2,000	2,010
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2006-A, AMBAC insured, 5.25% 2021	8,000	8,930
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2022	3,000	3,297
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2021	2,000	2,223
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	3,000	3,323
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	3,000	3,295
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	3,000	3,290
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	3,655	3,990
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	2,000	2,179
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2028	4,000	4,411
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	1,175	1,347
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	1,525	1,735
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	2,000	2,243
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,117
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2023	1,260	1,439
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.00% 2035	2,700	2,965
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040	4,250	4,668
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project), Series 2010-A, 5.625% 2026	1,850	1,988
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	4,880	5,625
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	3,500	3,794
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.25% 2032	4,075	4,507
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Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2031	$500	$526
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2036	1,500	1,533
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2051	10,700	10,700
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2019	5,000	5,467
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2029	2,000	2,069
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2033	3,195	3,301
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2032	4,000	4,413
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2035	1,990	2,165
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2036	1,750	1,898
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2046	10,250	10,991
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038	5,000	5,521
Housing Fin. Agcy., Capital Fund Rev. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2022	5,565	5,603
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 2046	1,795	1,882
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-backed Securities Program), Series 2009-E, 5.00% 2039	130	135
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 2047	26,405	28,251
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds, Series 2009-C, 4.50% 2039	240	250
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	2,370	2,466
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	300	319
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	190	200
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	540	564
Infrastructure Improvement G.O. Bonds, Series 2008-A, 5.375% 2028 (preref. 2018)	995	1,043
Infrastructure Improvement G.O. Bonds, Series 2008-A, 5.375% 2028 (preref. 2018)	580	608
Kent State University, Rev. General Receipts, Series 2016, 5.00% 2027	1,000	1,187
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029 (preref. 2018)	2,515	2,692
Licking County, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.00% 2050	1,500	1,553
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2020	1,000	1,130
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2021	1,750	2,015
Miami University, General Receipts Rev. and Rev. Ref. Bonds, Series 2017, 5.00% 2041	1,000	1,135
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2033	6,500	6,756
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2044	1,500	1,551
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2048	4,495	4,631
Turnpike Rev. Ref. Bonds, Series 2010-A, 5.25% 2027	2,500	3,077
Turnpike Rev. Ref. Bonds, Series 2013-A-1, 5.00% 2048	3,750	4,104
University of Cincinnati, General Receipts Rev. Ref. Bonds, Series 2009-C, Assured Guaranty insured, 5.00% 2017	2,335	2,368
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2013-A, 5.75% 2033	1,000	1,136
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2033	375	413
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2034	505	553
Warren County, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2033	820	900
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Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
Warren County, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2034	$1,000	$1,092
Warren County, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2035	1,000	1,085
Warren County, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2036	500	541
Warren County, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2040	575	617
Water Dev. Auth., Solid Waste Rev. Bonds (Waste Management Project), Series 2004, 1.55% 2021 (put 2016)	1,000	977
Water Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-B, 4.00% 2033 (put 2019)	4,000	1,659
		421,389
Oklahoma 0.21%
Dev. Fin. Auth., Health System Rev. Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-B, 5.25% 2038 (preref. 2018)	5,000	5,320
Grand River Dam Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	4,000	4,640
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-A, 5.25% 2029	80	83
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-B, 4.90% 2036	565	577
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	575	616
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, 1.46% 2023 (put 2018)[1]	5,955	5,948
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,300	1,479
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,000	1,123
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 2047	3,070	3,395
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	3,000	3,330
Turnpike Auth., Turnpike System Rev. Bonds, Series 2011-B, 5.00% 2029	1,650	1,839
		28,350
Oregon 0.42%
Cow Creek Band of Umpqua Tribe of Indians, Tax Rev. Bonds, Series 2006-C, 5.625% 2026	7,080	7,089
Deschutes County, Hospital Fac. Auth., Hospital Rev. Bonds (St. Charles Health System, Inc.), Series 2016-A, 5.00% 2048	1,650	1,793
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 1.66% 2022 (put 2018)[1]	600	600
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 4.00% 2040	2,480	2,506
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2045	2,500	2,770
City of Forest Grove, Oregon Campus Improvement Rev. Ref. Bonds (Pacific University Project), Series 2015-A, 5.00% 2024	1,000	1,133
G.O. Bonds (Veterans’ Welfare Bonds 96), Series 2015-Q, 4.00% 2045	12,410	13,214
Health and Science Rev. Bonds (Oregon Health and Science University), Series 2016-B, 5.00% 2033	1,000	1,154
Health and Science Rev. Bonds (Oregon Health and Science University), Series 2016-B, 5.00% 2034	2,500	2,872
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	12,215	13,013
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2046	1,230	1,340
The Hospital Fac. Auth. of Polk County, Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 2045	2,000	1,978
The Hospital Fac. Auth. of Polk County, Rev. Bonds (Dallas Retirement Village Project), Series 2015-B, 3.625% 2020	3,000	2,974
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Bonds, notes & other debt instruments Oregon (continued)	Principal amount (000)	Value (000)
Port of Portland, Portland International Airport Passenger Fac. Charge Rev. Bonds, Series 2011-A, 5.50% 2031	$3,000	$3,393
Port of Portland, Portland International Airport Rev. Bonds, Series 2015-23, 5.00% 2027	1,675	1,982
		57,811
Pennsylvania 3.00%
Allegheny County, Airport Auth., Airport Rev. Bonds, Series 2014-A, 5.00% 2032	1,000	1,121
Allegheny County, Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2007-A-1, 1.414% 2037[1]	9,775	8,913
Allegheny County, Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-B, 5.00% 2018	9,250	9,747
Chester County, Health and Education Facs. Auth., Health System Rev. Ref. Bonds (Jefferson Health System), Series 2010-A, 5.00% 2031	5,000	5,417
Commonwealth Fncg. Auth., Rev. Bonds, Series 2013-B, 5.00% 2036	1,500	1,635
Dauphin County, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 2035	1,000	1,104
Delaware River Joint Toll Bridge Commission Bridge System Rev. Ref. Bonds, Series 2015, 5.00% 2029	300	344
Delaware River Joint Toll Bridge Commission Bridge System Rev. Ref. Bonds, Series 2015, 5.00% 2030	350	399
Delaware River Joint Toll Bridge Commission Bridge System Rev. Ref. Bonds, Series 2015, 5.00% 2031	350	398
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2021	3,100	3,348
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,275	1,391
Doylestown Hospital Auth. (Commonwealth of Pennsylvania), Doylestown Hospital Rev. Bonds, Series 2016-A, 5.00% 2041	2,965	3,120
Doylestown Hospital Auth. (Commonwealth of Pennsylvania), Doylestown Hospital Rev. Bonds, Series 2016-A, 5.00% 2046	1,630	1,708
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2026	1,385	1,588
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2027	1,380	1,567
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2030	400	447
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2031	1,075	1,195
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2039	1,000	1,073
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2030	1,000	1,055
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	200	206
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2039	435	450
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2046	750	773
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2035	1,060	1,106
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2047	1,250	1,288
Geisinger Auth., Health System Rev. Bonds (Geisinger Health System), Series 2014-B, 1.59% 2028 (put 2024)[1]	3,500	3,446
Higher Education Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 2050	5,400	5,952
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), 5.80% 2030 (preref. 2020)	1,330	1,522
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 5.00% 2018 (escrowed to maturity)	890	917
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 6.00% 2042 (preref. 2018)	2,500	2,674
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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2010, 6.00% 2043 (preref. 2020)	$3,250	$3,740
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043	690	759
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030	1,000	1,052
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044	1,980	2,042
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	6,170	6,369
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	4,000	4,096
Higher Educational Facs. Auth., Trustees of the University of Pennsylvania, Rev. Bonds, Series 2017-A, 5.00% 2046	2,000	2,290
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds, Series 2011-A, 5.75% 2041 (preref. 2021)	1,000	1,183
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 2046	16,000	16,715
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, 3.80% 2035	3,000	2,992
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	9,960	10,383
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 2.80% 2031	10,000	9,105
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	11,015	11,519
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 3.65% 2032	5,765	5,783
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	2,200	2,355
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 2.80% 2031	3,000	2,748
Industrial Dev. Auth., Rev. Ref. Bonds (Covanta Project), 5.00% 2043	2,500	2,498
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program), Series 2009, 5.00% 2020	6,285	6,804
Lancaster County Hospital Auth., Health System Rev. Bonds (University of Pennsylvania), Series 2016-A, 5.00% 2036	600	669
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.00% 2023	1,100	1,190
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.375% 2028	1,250	1,354
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.75% 2035	1,150	1,246
Lycoming County, Auth., Health System Rev. Bonds (Susquehanna Health System Project), Series 2009-A, 5.75% 2039	2,000	2,164
Monroeville Fin. Auth. (Allegheny County), UPMC Rev. Bonds, 5.00% 2029	4,000	4,447
Montgomery County, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031	1,000	1,090
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.00% 2024	800	888
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2030	1,000	1,079
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2031	5,000	5,373
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2036	5,500	5,834
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	3,875	4,086
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2046	2,640	2,784
Montgomery County, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Company Project), Series 1994-A, 2.55% 2029 (put 2020)	1,500	1,493
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2024	2,500	2,781
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2025	1,500	1,657
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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2026	$3,000	$3,290
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	500	544
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2036	22,000	23,509
Montgomery County, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2030	425	459
Montgomery County, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2046	1,325	1,382
Northampton County, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 4.00% 2040	2,915	2,828
Northampton County, General Purpose Auth., College Rev. Bonds (Moravian College Project), 5.00% 2036	1,415	1,530
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2024 (preref. 2019)	1,000	1,079
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2027 (preref. 2019)	1,000	1,079
Pennsylvania State University Bonds, Series 2016-A, 5.00% 2032	1,000	1,173
Pennsylvania State University Bonds, Series 2016-A, 5.00% 2034	1,000	1,162
City of Philadelphia, G.O. Bonds, Series 2013-A, 5.25% 2027	3,000	3,367
City of Philadelphia, G.O. Bonds, Series 2013-A, 5.25% 2028	2,000	2,242
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2028	2,000	2,252
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2031	1,000	1,108
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2032	2,000	2,207
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2034	1,000	1,095
City of Philadelphia, Gas Works Rev. Ref. Bonds (1998 General Ordinance), Fourteenth Series, 5.00% 2031	1,500	1,678
City of Philadelphia, Gas Works Rev. Ref. Bonds (1998 General Ordinance), Fourteenth Series, 5.00% 2033	2,750	3,038
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.25% 2025 (preref. 2019)	2,000	2,157
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2026	2,395	2,414
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2027	2,505	2,524
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,600	13,459
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Health System Obligated Group), Series 2007-A, 5.00% 2034	500	502
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2036	1,000	1,072
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital), Series 2007-B, 5.00% 2017	1,480	1,491
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2027	2,000	2,243
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2028	12,000	13,339
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2023	1,180	1,281
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2025	2,000	2,145
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2026	1,000	1,066
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2027	1,000	1,064
Health Care Facs. Auth. of Sayre, Rev. Ref. Bonds (Guthrie Health Issue), Series 2007, 1.404% 2024[1]	14,525	14,313
State Public School Building Auth., School Lease Rev. Ref. Bonds (School Dist. of Philadelphia Project), Series 2006-B, Assured Guaranty Municipal insured, 5.00% 2027	9,820	10,944
State Public School Building Auth., School Lease Rev. Ref. Bonds (School Dist. of Philadelphia Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	12,000	13,199
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-B, 4.00% 2033	12,600	11,984
Auth. for Industrial Dev., Temple University Rev. Bonds, 1st Series 5.00% 2027	5,625	6,510
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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Auth. for Industrial Dev., Temple University Rev. Bonds, 1st Series 5.00% 2028	$1,000	$1,150
Auth. for Industrial Dev., Temple University Rev. Bonds, 1st Series 5.00% 2029	2,620	2,996
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 1.26% 2017[1]	2,000	1,999
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, 1.64% 2021[1]	3,000	2,990
Turnpike Commission, Turnpike Rev. Bonds, Series 2015-A-2, 1.46% 2045 (put 2018)[1]	4,000	3,999
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2034	7,000	7,830
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2035	3,500	3,900
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2036	5,830	6,477
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2046	10,000	11,009
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-2, 1.24% 2018[1]	5,000	4,971
University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project Bonds, Series 2009-B, 5.00% 2028 (preref. 2019)	4,000	4,323
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project - Tanger Outlet Dev.), Series 2006-A, 5.45% 2035	2,435	2,435
West Shore Area Auth., Rev. Bonds (Messiah Village Project), Series 2015-A, 5.00% 2030	1,500	1,620
Municipal Auth. of Westmoreland County, Municipal Service Rev. Bonds, Series 2016, BAM insured, 5.00% 2042	5,000	5,514
		412,414
Puerto Rico 0.60%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	3,065	3,138
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2008-A, 6.125% 2024	5,255	4,259
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	225	171
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	1,500	1,161
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2033	1,000	650
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, National insured, 5.25% 2030	270	284
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 1.189% 2029[1]	5,445	4,143
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA-1, Assured Guaranty Municipal insured, 4.95% 2026	545	555
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty insured, 5.50% 2031	885	987
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	5,250	5,682
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	15,910	17,100
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2026	465	438
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	1,250	1,158
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2017	1,650	1,663
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	1,550	1,585
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2020	1,510	1,553
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	2,275	2,358
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	1,370	1,342
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 3.25% 2019	880	771
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2017	830	803
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2025	990	717
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Bonds, notes & other debt instruments Puerto Rico (continued)	Principal amount (000)	Value (000)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	$2,195	$1,473
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	500	326
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 2029	55	55
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	4,400	4,467
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-1, 6.25% 2021[4]	3,000	1,747
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	3,840	4,876
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	57
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2041	10,000	2,517
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2042	32,500	7,563
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018 (escrowed to maturity)	535	567
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, National insured, 0% 2043	20,060	4,397
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	100	27
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	4,600	2,136
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	1,250	566
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2019	2,000	1,002
		82,294
Rhode Island 0.34%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2032	640	713
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2034	1,505	1,662
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2036	500	549
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2037	250	274
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2046	1,250	1,368
Commerce Corp., Grant Anticipation Bonds (Dept. of Transportation), Series 2016-B, 5.00% 2029	3,000	3,464
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2021	1,250	1,406
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2022	1,185	1,350
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	1,000	1,152
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2024	2,250	2,614
Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	2,715	3,198
Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	1,210	1,425
Econ. Dev. Corp., Airport Rev. Ref. Bonds, Series 2013-B, 5.00% 2023	2,990	3,356
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Providence College), 5.00% 2040	1,500	1,661
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2031	2,200	2,245
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2036	1,900	1,907
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2025	5,500	6,191
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2032	1,610	1,740
Health and Educational Building Corp., Providence Public Schools Rev. Bond Fncg. Program, Rev. Ref. Bonds (Providence Public Buildings Auth. Issue), Series 2015, Assured Guaranty Municipal insured, 5.00% 2026	4,000	4,609
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Bryant University), Series 2014, 5.00% 2032	1,000	1,121
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	4,365	4,579
		46,584
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Bonds, notes & other debt instruments South Carolina 0.78%	Principal amount (000)	Value (000)
Connector 2000 Association Inc., Toll Road Rev., Series 2011-A-1, 0% 2042	$2,471	$370
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2036	4,490	4,785
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2041	1,660	1,766
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 2026[2]	2,500	2,584
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs., Rev. and Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2007, 5.625% 2042	1,500	1,435
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 2036[2]	2,500	2,492
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project), Series 2009-A, 6.50% 2042 (preref. 2020)	4,000	4,631
Lexington County, Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center), Series 2007, 5.00% 2019	1,000	1,029
Lexington County, Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center), Series 2007, 5.00% 2020	1,265	1,301
Lexington County, Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center), Series 2007, 5.00% 2032	2,000	2,054
City of Myrtle Beach, Tax Increment Rev. Ref. Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2016, 5.00% 2028	1,210	1,393
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC-National insured, 6.25% 2021	4,640	5,415
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038 (preref. 2019)	18,410	19,942
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038 (preref. 2019)	1,590	1,722
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.50% 2053	5,110	5,756
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	9,400	10,252
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	10,500	11,847
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2025	2,500	2,953
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2046	10,000	11,034
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	1,000	1,077
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	2,500	2,705
Public Service Auth., Rev. Obligations (Santee Cooper), Tax-Exempt Ref. and Improvement Series 2016-B, 5.00% 2056	2,600	2,810
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2034	1,800	2,039
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	5,000	5,343
		106,735
South Dakota 0.34%
Health and Educational Facs. Auth., Rev. Bonds (Sanford), 5.00% 2045	7,000	7,555
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2025	600	696
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2026	700	804
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2044	1,750	1,873
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-E, 4.00% 2044	3,920	4,164
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	8,700	9,310
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 2046	10,630	11,131
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	10,115	10,649
		46,182
Tennessee 0.74%
Chattanooga-Hamilton County, Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2039	4,000	4,184
Chattanooga-Hamilton County, Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2044	3,160	3,299
City of Chattanooga, Electric System Rev. Bonds (Electric Power Board of Chattanooga), Series 2008-A, 5.00% 2028 (preref. 2018)	4,500	4,696
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	6,500	6,869
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2016-A, 5.00% 2035	660	729
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Bonds, notes & other debt instruments Tennessee (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2016-A, 5.00% 2040	$2,300	$2,515
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2016-A, 5.00% 2031	1,000	1,124
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	1,970	2,070
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	1,290	1,366
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	8,955	9,354
Housing Dev. Agcy., Housing Fin. Program Bonds, Issue 2010-A-1, 5.00% 2027	235	244
Housing Dev. Agcy., Residential Fin. Program Bonds, 4.00% 2046	3,255	3,461
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	4,085	4,189
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	2,730	2,892
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	3,095	3,259
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	1,745	1,835
The City of Jackson, Hospital Rev. Ref. Bonds (Jackson-Madison County General Hospital), Series 2015, 5.00% 2036	1,000	1,094
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2021	1,325	1,467
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2024	4,055	4,604
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	3,000	3,062
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	10,000	10,825
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2020	10,000	11,089
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2018	4,000	4,136
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	10,000	10,885
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2027	1,885	2,159
		101,407
Texas 9.66%
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2036	1,000	1,063
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project - Round Rock Campus), Series 2008, 5.50% 2024 (preref. 2018)	2,770	2,956
Austin Independent School Dist. (Travis County), Unlimited Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	60	68
Austin Independent School Dist. (Travis County), Unlimited Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2027 (preref. 2021)	940	1,080
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2009, 5.125% 2029	1,500	1,644
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2041	4,000	4,586
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2045	16,565	18,963
City of Austin (Travis, Williamson and Hays Counties), Airport System Rev. Bonds, Series 2017-A, 5.00% 2032	1,100	1,271
City of Austin (Travis, Williamson and Hays Counties), Airport System Rev. Bonds, Series 2017-A, 5.00% 2033	1,220	1,403
City of Austin (Travis, Williamson and Hays Counties), Airport System Rev. Bonds, Series 2017-A, 5.00% 2034	1,000	1,145
City of Austin (Travis, Williamson and Hays Counties), Airport System Rev. Bonds, Series 2017-A, 5.00% 2036	1,000	1,137
City of Austin (Travis, Williamson and Hays Counties), Airport System Rev. Bonds, Series 2017-A, 5.00% 2037	2,000	2,268
City of Austin (Travis, Williamson and Hays Counties), Airport System Rev. Bonds, Series 2017-A, 5.00% 2041	2,500	2,842
City of Austin (Travis, Williamson and Hays Counties), Airport System Rev. Bonds, Series 2017-A, 5.00% 2046	1,500	1,697
City of Austin (Travis, Williamson and Hays Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2011, 5.00% 2036	1,925	2,147
City of Austin, Electric Utility System Rev. Ref. Bonds (Travis, Williamson and Hays Counties), Series 2015-A, 5.00% 2028	1,000	1,176
City of Austin, Electric Utility System Rev. Ref. Bonds (Travis, Williamson and Hays Counties), Series 2015-A, 5.00% 2045	5,000	5,603
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
City of Austin, Electric Utility System Rev. Ref. Bonds (Travis, Williamson and Hays Counties), Series 2017, 5.00% 2031	$1,130	$1,326
City of Austin, Electric Utility System Rev. Ref. Bonds (Travis, Williamson and Hays Counties), Series 2017, 5.00% 2032	1,000	1,166
City of Austin, Electric Utility System Rev. Ref. Bonds (Travis, Williamson and Hays Counties), Series 2017, 5.00% 2033	1,000	1,159
City of Austin, Electric Utility System Rev. Ref. Bonds (Travis, Williamson and Hays Counties), Series 2017, 5.00% 2035	2,000	2,296
Bexar County, Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032 (preref. 2018)	20,500	21,353
City of Brownsville, Utilities System Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,188
City of Brownsville, Utilities System Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2027	3,930	4,639
City of Bryan (Brazos County), Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2027	700	819
City of Bryan (Brazos County), Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2028	1,100	1,274
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041 (preref. 2021)	5,300	6,186
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046 (preref. 2021)	10,300	12,120
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2025 (preref. 2020)	11,945	13,432
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,000	1,102
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2033	1,000	1,093
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	1,500	1,633
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	1,100	1,185
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	3,415	3,667
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2027	1,250	1,420
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2031	6,275	6,950
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2032	2,000	2,205
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2033	3,970	4,359
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,700	1,858
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2035	1,650	1,797
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2036	1,595	1,732
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2046	5,755	6,201
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project), Series 2006-A, 5.50% 2027 (preref. 2017)	2,800	2,805
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-A, 5.00% 2042 (put 2020)	1,000	1,098
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-B, 5.00% 2032	2,000	2,227
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-B, 5.00% 2037	4,000	4,400
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	1,000	1,103
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2033	5,000	5,464
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2037	8,250	8,958
Colorado River Municipal Water Dist., Water System Rev. Bonds, Series 2011, 5.00% 2028	9,175	10,051
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2007, 5.00% 2020	205	205
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2007, 5.00% 2020 (preref. 2017)	2,000	2,003
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2007, 5.00% 2021	185	185
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2007, 5.00% 2021 (preref. 2017)	1,815	1,818
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Bonds, Series 2009-A, 5.00% 2025	$2,760	$2,961
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds, Series 2007, 5.00% 2018	385	386
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds, Series 2007, 5.00% 2018 (preref. 2017)	5	5
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2025 (preref. 2018)	2,535	2,717
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2028	8,565	9,699
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2029	5,000	5,640
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2031	6,540	7,343
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2012-B, 5.00% 2035	2,250	2,484
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2013-D, 5.25% 2024	5,000	5,721
City of Denton (Denton County), Utility System Rev. Bonds, Series 2017, 5.00% 2029	7,000	8,168
City of Denton (Denton County), Utility System Rev. Bonds, Series 2017, 5.00% 2033	15,180	17,372
City of Denton (Denton County), Utility System Rev. Bonds, Series 2017, 5.00% 2036	5,000	5,655
Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2028	3,060	3,448
Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2029	1,000	1,120
Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2030	1,000	1,114
Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	1,555	1,724
Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2032	1,000	1,104
Elgin Independent School Dist. (Bastrop County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2022 (preref. 2017)	1,895	1,935
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 2038	1,500	1,526
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 2042	8,340	8,442
Friendswood Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse Bonds, Series 2008, 5.00% 2029 (preref. 2018)	3,360	3,501
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2028	1,500	1,582
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2011-A, 5.00% 2021	1,400	1,613
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2013-B, 5.00% 2026	1,600	1,860
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	32,800	36,194
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.25% 2051	11,500	12,987
Harris County, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2016-A, 5.00% 2046	11,125	12,210
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 4.00% 2023	1,155	1,167
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	1,560	1,588
Harris County, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Hospital), Series 2015, 5.00% 2027	1,575	1,833
Harris County, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Hospital), Series 2015, 5.00% 2028	1,000	1,161
Harris County, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Hospital), Series 2015, 5.00% 2032	1,000	1,136
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Rev. Ref. Bonds (Baylor College of Medicine), 1.34% 2045 (put 2020)[1]	22,000	22,327
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System), Series 2008-B, 5.25% 2017	3,000	3,103
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System), Series 2008-B, 5.50% 2018	$3,500	$3,763
Harris County, Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2009-A, 5.25% 2035	2,000	2,183
Harris County, Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2010, 5.00% 2031	1,000	1,108
Harris County, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Houston Methodist Hospital), Series 2015, 5.00% 2045	1,000	1,086
Harris County, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2008-B, 7.25% 2035 (preref. 2018)	1,500	1,665
Harris County, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2014-A, 5.00% 2025	2,800	3,275
Harris County, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2014-A, 5.00% 2027	2,500	2,878
Harris County, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 0.89% 2031[1]	10,575	10,575
Harris County, Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project), Series 2006, 5.00% 2023	2,500	2,700
Harris County, Metropolitan Transit Auth., Sales and Use Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	4,500	5,365
Harris County, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 5.00% 2028	1,500	1,706
Harris County, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 5.00% 2053	1,350	1,448
Harris County, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,148
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), 5.00% 2048	10,205	10,530
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 7.00% 2043 (preref. 2023)	3,000	3,779
Harris County, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2016-A, 5.00% 2040	7,575	8,352
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2011-A, 5.00% 2036	7,000	7,827
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2026 (preref. 2019)	4,000	4,373
Harris County, Toll Road Rev. Bonds, Series 2009-C, 5.00% 2033 (preref. 2019)	1,000	1,093
Harris County, Toll Road Rev. Bonds, Series 2012-B, 1.36% 2021 (put 2018)[1]	15,000	14,992
Harris County, Toll Road Rev. Ref. Bonds, Series 2008-B, 5.00% 2033 (preref. 2018)	7,000	7,424
Harris County, Toll Road Rev. Ref. Bonds, Series 2012-C, 4.00% 2033	3,150	3,283
Harris County, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	2,000	2,299
Harris County, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 2041	2,000	2,276
Harris County, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 2047	7,300	8,269
Harrison County, Health Facs., Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System), Series 2010, 5.25% 2028	1,000	1,019
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2011-B, 4.25% 2034	1,040	1,080
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	815	841
City of Houston, Combined Utility System, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2022	1,500	1,749
City of Houston, Combined Utility System, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2033	5,000	5,843
City of Houston, Combined Utility System, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	10,000	11,602
City of Houston, Combined Utility System, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2035	15,000	17,294
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2019	5,000	5,087
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.50% 2034	8,000	8,453
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.50% 2039	2,000	2,110
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2019	1,000	1,082
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2025	2,000	2,244
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2031	5,305	5,922
City of Houston, Combined Utility System, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	5,700	6,541
City of Houston, Public Improvement Ref. Bonds, Series 2008-A, 5.50% 2025 (preref. 2018)	5,000	5,242
City of Houston, Water and Sewer System Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2019	845	803
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
City of Houston, Water and Sewer System Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2019 (escrowed to maturity)	$2,155	$2,061
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project), Series 2007, AMBAC insured, 5.00% 2017 (escrowed to maturity)	1,035	1,044
Houston Community College System, Student Fee Rev. Ref. Bonds (Harris and Fort Bend Counties), Series 2006, XLCA insured, 5.00% 2022	1,880	1,886
Houston Independent School Dist. (Harris County), Limited Tax SchoolHouse Bonds, Series 2008, 5.00% 2024 (preref. 2017)	7,350	7,362
Keller Independent School Dist. (Tarrant County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2020 (preref. 2017)	3,720	3,803
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2023	1,000	1,133
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2030	1,000	1,084
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2035	3,780	4,023
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.25% 2039 (preref. 2019)	2,500	2,809
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2009, 5.00% 2034 (preref. 2019)	1,000	1,095
Lone Star College System (Harris, Montgomery and San Jacinto Counties), Limited Tax G.O. Bonds, Series 2017-A, 5.00% 2032	1,000	1,183
Lone Star College System (Harris, Montgomery and San Jacinto Counties), Limited Tax G.O. Bonds, Series 2017-A, 5.00% 2034	2,000	2,343
Lone Star College System (Harris, Montgomery and San Jacinto Counties), Limited Tax G.O. Bonds, Series 2017-A, 5.00% 2042	4,940	5,700
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, 5.00% 2025 (preref. 2018)	1,735	1,841
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, 5.00% 2025 (preref. 2018)	265	281
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, 5.00% 2026 (preref. 2018)	1,305	1,384
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, 5.00% 2026 (preref. 2018)	195	207
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds (Southwest Airlines Co. - Love Field Modernization Program Project), Series 2010, 5.25% 2040	10,525	11,397
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 2029	2,150	2,453
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 2031	3,000	3,386
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds (LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2030	2,520	2,732
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds (LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2040	6,550	7,098
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), 5.00% 2040	1,500	1,663
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), 5.00% 2045	5,000	5,516
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2011-A, 5.00% 2041	1,500	1,615
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013, 5.00% 2026	5,000	5,634
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2027	3,500	3,984
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2036	7,000	7,708
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 4.00% 2034	$1,300	$1,346
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 4.00% 2035	850	876
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2027	1,000	1,177
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2029	1,525	1,772
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2046	4,000	4,452
City of Lubbock, Tax and Waterworks System Surplus Rev. Certificates of Obligation, Series 2007-A, Assured Guaranty Municipal insured, 5.25% 2027 (preref. 2017)	5,000	5,009
Matagorda County, Navigation Dist. Number One, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-A, AMBAC insured, 4.40% 2030	3,450	3,700
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	2,500	2,588
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	5,421
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2021	1,000	1,122
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 1.516% 2027[1]	20,000	18,962
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2021	6,155	6,884
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2022	1,000	1,115
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	15,000	16,384
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	8,250	8,847
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,601
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc Project), Series 2014, 4.00% 2019	555	561
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc Project), Series 2014, 5.50% 2043	1,000	1,017
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc Project), Series 2014, 5.50% 2049	1,550	1,569
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 4.00% 2036	1,475	1,339
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), Series 2015-A, 5.00% 2047	1,000	1,031
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2036	350	344
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2046	200	193
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-B-2, 3.00% 2021	325	316
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2025	760	842
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2026	735	809
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2031	500	530
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2040	1,925	1,974
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2014-A, 5.00% 2046	1,500	1,543
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Children’s Medical Center of Dallas Project), Series 2012, 5.00% 2032	3,000	3,335
North East Independent School Dist., Unlimited Tax Ref. Bonds, Series 2007, 5.25% 2026	4,655	5,699
North Harris County, Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 4.00% 2041	17,040	17,234
North Harris County, Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,100	2,427
North Harris County, Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2032	4,000	4,605
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
North Harris County, Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2033	$2,700	$3,091
North Harris County, Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,250	1,424
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2019	1,075	1,099
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2023	1,600	1,634
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2025	5,295	5,403
North Texas Municipal Water Dist., Water System Rev. Bonds, Series 2008, 5.00% 2038 (preref. 2018)	5,000	5,311
North Texas Tollway Auth., Special Projects System Rev. Bonds, Current Interest Bonds, Series 2011-D, 5.00% 2031	6,500	7,262
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 2032	5,360	2,980
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,040
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033 (preref 2018)	6,890	7,183
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	465	483
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021 (preref. 2018)	3,295	3,446
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	1,545	1,606
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023 (preref. 2018)	11,025	11,532
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	615	641
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025 (preref. 2018)	4,385	4,587
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2012-B, 5.25% 2052	8,435	9,264
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2014-C, 1.33% 2038 (put 2020)[1]	7,500	7,521
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2015-B, 5.00% 2040	7,200	7,967
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-A, 5.625% 2033	1,860	1,925
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-A, 5.625% 2033 (preref. 2018)	6,350	6,620
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033 (preref. 2018)	3,000	3,131
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038 (preref. 2018)	8,500	8,871
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	2,995	3,251
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028 (preref. 2019)	13,005	14,197
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	940	1,023
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028 (preref. 2019)	4,060	4,440
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	935	1,011
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039 (preref. 2019)	4,065	4,457
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,723
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,717
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, 1.46% 2050 (put 2019)[1]	3,600	3,604
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	8,584
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	8,600	8,651
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	1,000	1,140
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	7,500	8,404
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	4,500	5,003
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	4,000	4,432
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,500	1,652
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	$1,800	$2,059
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,000	1,137
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	500	566
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2033	455	513
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,000	1,122
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2035	1,200	1,342
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2036	1,000	1,115
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2039	7,000	7,775
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2026	2,075	2,358
Private Activity Bond Surface Transportation Corp., Rev. Bonds (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009, 6.875% 2039	5,250	5,943
Public Fin. Auth., Texas Southern University, Rev. Fncg. System Bonds, Series 2016, BAM insured, 4.00% 2031	500	507
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2024 (preref. 2017)	1,525	1,568
Public Fin. Auth., Texas Southern University, Rev. Fncg. System Bonds, Series 2016, BAM insured, 4.00% 2033	665	667
Red River Education Fin. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project), Series 2016, 4.00% 2041	2,000	1,884
Regional Mobilitiy Auth., Series 2016-A, 5.00% 2046	5,750	6,146
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2018	2,000	2,109
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2022	1,220	1,406
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	1,980	2,291
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,920	2,292
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2007, 5.00% 2017	5,000	5,000
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2007, 5.00% 2023 (preref. 2017)	10,000	10,000
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2009-A, 5.00% 2030 (preref. 2019)	13,080	14,061
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	4,000	4,061
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 1.040% 2033 (put 2018)[1]	9,250	9,229
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2026	2,500	3,024
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2027	2,700	3,261
City of San Antonio, Water System Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	1,500	1,772
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), 5.125% 2021	775	782
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), 5.125% 2021 (preref. 2017)	635	644
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), 5.125% 2023	525	529
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), 5.125% 2023 (preref. 2017)	475	482
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project), Series 2007, 5.00% 2020	1,100	1,111
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project), Series 2007, 5.125% 2036 (preref. 2017)	1,600	1,623
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds, Series 2005-A, 5.00% 2017	275	276
South San Antonio Independent School Dist. (Bexar County), Unlimited Tax School Building Bonds, Series 2005, 5.50% 2030	7,510	9,457
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2024	2,000	2,003
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2036	2,000	2,003
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2031	1,500	1,714
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2032	4,750	5,404
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2037	$3,250	$3,615
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2045	3,000	3,326
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Health Care System Project), Series 2011-A, 5.00% 2030	3,000	3,297
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.00% 2019 (preref. 2018)	2,595	2,751
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.00% 2019 (preref. 2018)	2,405	2,550
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.25% 2028 (preref. 2018)	1,185	1,261
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.25% 2028 (preref. 2018)	815	867
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2013-A, 5.00% 2033	1,000	1,108
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.50% 2031 (preref. 2018)	3,000	3,203
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2023	1,530	1,724
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2030	4,480	4,824
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2035	1,500	1,583
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.25% 2035	800	816
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.50% 2045	2,775	2,863
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-B-2, 3.875% 2020	2,250	2,251
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,040	1,065
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022 (preref. 2017)	815	843
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	3,875	3,952
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027 (preref. 2017)	3,110	3,217
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2037	8,050	8,186
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2037 (preref. 2017)	6,405	6,625
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2025	1,000	1,090
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2045	2,185	2,202
Tarrant County, Cultural Education Facs. Fin. Corp., Health Resources System Rev. Bonds, Series 2015-A, 4.25% 2052	1,000	1,010
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2021 (preref. 2019)	1,400	1,510
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2022 (preref. 2019)	1,000	1,078
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2023 (preref. 2019)	1,000	1,078
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-B, 5.00% 2021 (preref. 2019)	$1,955	$2,121
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2016-C, 4.00% 2027	2,000	2,225
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2016-C, 5.00% 2034	1,000	1,165
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2016-C, 5.00% 2035	1,725	2,000
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2016-C, 5.00% 2036	1,000	1,156
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2016-C, 5.00% 2039	2,000	2,301
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2020 (preref. 2019)	3,355	3,641
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2021 (preref. 2019)	2,360	2,561
Board of Regents of the Texas A&M University System, Series 2015-B, 5.00% 2035	1,050	1,194
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2036	355	372
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2008, 5.25% 2025 (preref. 2018)	4,500	4,716
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2015-A, 5.00% 2027	1,500	1,764
Board of Regents, Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2029	5,250	6,276
Board of Regents, Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2035	1,000	1,156
Board of Regents, Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2036	1,180	1,359
Board of Regents of Texas Tech University System, Rev. Fncg. Ref. System and Improvement Bonds, Series 2009-12, 5.00% 2024	2,000	2,132
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds, Series 2015-A, 5.00% 2033	2,000	2,281
Transportation Commission, G.O. Mobility Fun Rev. Ref. Bonds, Series 2017-B, 5.00% 2034	2,000	2,355
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	2,050	2,065
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017 (escrowed to maturity)	200	201
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021 (preref. 2018)	11,420	11,957
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021 (preref. 2018)	1,125	1,178
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028 (preref. 2018)	6,375	6,675
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028 (preref. 2018)	625	654
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-A, 5.00% 2044	15,000	17,040
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 1.040% 2041 (put 2018)[1]	1,500	1,499
Transportation Commission, Highway Improvement, G.O. Bonds, Series 2016, 5.00% 2043	10,020	11,426
Travis County, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	200	226
Travis County, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030 (preref. 2020)	800	946
Travis County, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040 (preref. 2020)	2,750	3,262
Turnpike Auth, Central Texas Turnpike System, Rev. Bonds, Series 2002-A, AMBAC insured, 0% 2028	31,965	21,259
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2025	2,735	2,948
Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2035 (preref. 2019)	1,000	1,083
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2038	1,620	1,851
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2040	$1,160	$1,323
Board of Regents of The University of Texas System, Fncg. System Rev. Ref. Bonds, Series 2014-B, 5.00% 2028	2,000	2,368
Board of Regents of The University of Texas System, Rev. Fncg. System Bonds, Series 2016-E, 5.00% 2027	2,500	3,072
Waco Education Fin. Corp., Rev. Bonds (Baylor University Issue), Series 2012, 5.00% 2043	3,500	3,798
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2028	6,500	6,617
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2029	5,000	5,090
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2033	2,000	2,035
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 2046	10,000	11,428
Weatherford Independent School Dist., Capital Appreciation Ref. Bonds, 0% 2018	2,380	2,358
Weatherford Independent School Dist., Capital Appreciation Ref. Bonds, 0% 2018 (escrowed to maturity)	245	242
		1,325,527
Utah 0.11%
Housing Corp., Single Family Mortgage Bonds, Series 2010-B-1, Class III, 4.00% 2024	265	271
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2026	1,875	1,888
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	12,125	12,888
		15,047
Vermont 0.13%
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 2031	3,300	3,685
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 2033	2,200	2,431
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 2035	3,000	3,273
Educational and Health Buildings Fncg. Agcy., Rev. Green Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 2037	1,275	1,379
Educational and Health Buildings Fncg. Agcy., Rev. Green Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 2039	1,750	1,891
Educational and Health Buildings Fncg. Agcy., Rev. Green Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 2046	4,300	4,622
		17,281
Virgin Islands 0.08%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.625% 2029	2,500	1,945
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	3,000	2,260
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	3,500	3,240
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 2.25% 2017[2]	555	525
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032[2]	3,000	2,125
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2032[2]	1,000	1,045
		11,140
Virginia 2.73%
Econ. Dev. Auth. of Albemarle County, Public Fac. Rev. Ref. Bonds (Albemarle County Project), Series 2011, 5.00% 2022	2,955	3,345
Industrial Dev. Auth. of the City of Alexandria, Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2045	4,000	4,254
Industrial Dev. Auth. of the City of Alexandria, Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2050	2,000	2,126
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 4.25% 2024	415	436
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 5.00% 2031	6,355	6,799
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Bonds, notes & other debt instruments Virginia (continued)	Principal amount (000)	Value (000)
Biotechnology Research Partnership Auth., Lease Rev. Ref. Bonds (Consolidated Laboratories Project), Series 2009, 5.00% 2021	$1,000	$1,146
Industrial Dev. Auth. of Botetourt County, Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	5,750	5,969
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	585	673
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	600	697
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,645	1,887
Industrial Dev. Auth. of Charlotte County, Hospital Rev. Bonds (Halifax Regional Hospital, Inc.), Series 2007, 5.00% 2027	1,000	1,015
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds (Capital Appreciation Bonds), Series 2012-B, 0% 2040[5]	2,000	1,529
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	4,525	4,738
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2021 (preref. 2018)	2,000	2,103
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2023 (preref. 2018)	1,000	1,051
Econ. Dev. Auth. of County of Chesterfield, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-C, Assured Guaranty insured, 5.00% 2042	2,500	2,703
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2015-A, 5.00% 2040	1,500	1,686
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2009-A, 5.00% 2029 (preref. 2019)	1,000	1,076
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2012-A, 5.00% 2023	2,000	2,289
College Building Auth., Educational Facs. Rev. Bonds (Liberty University Projects), Series 2010, 5.25% 2029	2,000	2,195
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2020 (preref. 2018)	990	1,052
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2020 (preref. 2018)	10	11
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028 (preref. 2018)	2,480	2,635
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028 (preref. 2018)	20	21
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021	710	780
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 2034	1,000	1,297
College Building Auth., Educational Facs. Rev. Ref. Bonds (Marymount University Project), Series 2015-A, 5.00% 2035[2]	500	509
College Building Auth., Educational Facs. Rev. Ref. Bonds (Marymount University Project), Series 2015-A, 5.00% 2045[2]	500	505
College Building Auth., Educational Facs. Rev. Ref. Bonds (Marymount University Project), Series 2015-B, 5.25% 2035[2]	600	622
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2014, 5.00% 2025	4,710	5,630
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 2026	900	1,082
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 2028	2,600	3,082
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2023	1,000	1,007
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,383
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-A, 5.00% 2027	1,000	1,142
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-B, 5.00% 2023	1,545	1,801
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Bonds, notes & other debt instruments Virginia (continued)	Principal amount (000)	Value (000)
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-B, 5.00% 2024	$1,000	$1,170
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2025	1,500	1,702
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	2,000	2,290
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2016-C, 5.00% 2025	2,000	2,422
County of Prince William, Industrial Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster at Lake Ridge), Series 2016, 5.00% 2031	1,065	1,096
County of Prince William, Industrial Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster at Lake Ridge), Series 2016, 5.00% 2046	1,470	1,473
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2024 (preref. 2020)	1,500	1,670
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2036 (preref. 2020)	1,250	1,391
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2012, 5.00% 2037 (preref. 2020)	1,000	1,113
Fairfax County, Sewer Rev. Bonds, Series 2012, 5.00% 2021	2,055	2,360
Fairfax County, Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,080
Fairfax County, Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,089
Fairfax County, Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,862
Fairfax County, Water Auth., Water Rev. Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,007
Fairfax County, Water Auth., Water Rev. Ref. Bonds, Series 2012, 5.00% 2028	1,000	1,140
Fairfax County, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035	3,560	3,848
Fairfax County, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035 (preref. 2019)	1,940	2,128
Fairfax County, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 5.00% 2035	1,000	1,109
Fairfax County, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 5.00% 2040	2,000	2,216
Fairfax County, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2016-A, 5.00% 2030	1,000	1,162
Fairfax County, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2016-A, 5.00% 2031	1,000	1,156
Fairfax County, Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.25% 2026 (preref. 2019)	1,000	1,091
Fairfax County, Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-C, 5.00% 2025	1,500	1,615
Fairfax County, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	1,925	2,039
Fairfax County, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, Assured Guaranty Municipal insured, 5.25% 2019	765	812
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2014, 5.00% 2031	500	543
G.O. Bonds, Series 2008-B, 5.00% 2022 (preref. 2018)	2,000	2,107
Industrial Dev. Auth. of Halifax County, Recovery Zone Fac. Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 2.15% 2041 (put 2020)	2,000	2,016
City of Hampton, G.O. Public Improvement and Ref. Bonds, Series 2010-A, 5.00% 2020	1,595	1,712
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2020	515	570
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2039	3,200	3,513
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2039 (preref. 2021)	800	907
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2016-A, 5.00% 2037	2,000	2,314
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2025 (preref. 2018)	1,000	1,047
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2033 (preref. 2018)	1,260	1,319
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2033 (preref. 2018)	740	775
Small Business Fncg. Auth., Rev. Ref. Bonds (Hampton University), 5.00% 2024	1,000	1,164
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Bonds, notes & other debt instruments Virginia (continued)	Principal amount (000)	Value (000)
Small Business Fncg. Auth., Rev. Ref. Bonds (Hampton University), Series 2014, 5.00% 2022	$1,000	$1,143
Small Business Fncg. Auth., Rev. Ref. Bonds (Hampton University), Series 2014, 5.25% 2029	2,000	2,308
Econ. Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 4.00% 2022	1,005	1,024
Econ. Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 5.00% 2042	1,000	1,003
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	445	461
Industrial Dev. Auth. of the City of Harrisonburg, Residential Care Fac. Rev. Ref. Bonds (Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	3,000	3,357
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2018	500	536
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2021 (preref. 2018)	500	536
County of Henrico, G.O. Public Improvement Ref. Bonds, Series 2010, 5.00% 2025	1,630	1,799
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), 4.00% 2035	1,000	1,003
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2021	1,000	1,108
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2022	655	735
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2023	860	956
Econ. Dev. Auth. of Henrico County, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-B-2, Assured Guaranty insured, 5.25% 2042	2,000	2,162
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2009, 5.00% 2024 (preref. 2019)	1,000	1,085
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2023	945	1,122
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2024	1,000	1,178
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	689	689
Econ. Dev. Auth. of James City County, Lease Rev. Bonds (Public Fac. Projects), Series 2006, Assured Guaranty Municipal insured, 5.00% 2021 (preref. 2017)	1,000	1,016
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 2012, 4.00% 2018	2,000	2,012
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 2012, 4.25% 2026	1,000	999
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project), Series 2004-B, 6.00% 2028	2,000	2,020
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2020 (preref. 2019)	1,000	1,090
Loudoun County, G.O. Ref. Bonds, Series 2010-A, 5.00% 2025	1,000	1,128
Industrial Dev. Auth. of the City of Lynchburg, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of Lynchburg), Series 2007, 5.00% 2031	500	502
City of Manassas Park, G.O. and Ref. Bonds, Series 2008, Assured Guaranty Municipal insured, 5.00% 2025	260	268
City of Manassas Park, G.O. and Ref. Bonds, Series 2008, Assured Guaranty Municipal insured, 5.00% 2025 (preref. 2018)	740	768
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2027	2,000	2,236
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2030	2,000	2,214
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects), Series 2008, 5.00% 2020 (preref. 2018)	1,755	1,826
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects), Series 2008, 5.00% 2029 (preref. 2018)	1,155	1,202
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	3,000	3,312
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026[4]	2,096	1,047
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036[4]	1,900	949
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Bonds, notes & other debt instruments Virginia (continued)	Principal amount (000)	Value (000)
New River Valley Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2016, 5.00% 2029	$2,000	$2,338
New River Valley Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,000	2,317
New River Valley Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2016, 5.00% 2037	1,000	1,130
Newport News Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), 5.33% 2045[2]	3,500	3,529
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023 (preref. 2018)	2,000	2,088
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027 (preref. 2018)	2,120	2,266
City of Norfolk, Water Rev. Bonds, Series 2015-A, 5.25% 2044	2,000	2,300
Econ. Dev. Auth. of the City of Norfolk, Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 2036	1,865	2,078
Econ. Dev. Auth. of the City of Norfolk, Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 2043	1,500	1,663
Northern Virginia Transportation Auth., Transportation Special Tax Rev Bonds, Series 2014, 5.00% 2028	1,500	1,747
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	3,345	3,366
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	6,192	6,230
Pittsylvania County, G.O. School Bonds, Series 2008-B, 5.00% 2017	1,000	1,000
Econ. Dev. Auth. of the County of Powhatan, Lease Rev. Preref. Bonds (Virginia Capital Projects), Series 2007, AMBAC insured, 5.00% 2020 (preref. 2017)	1,110	1,116
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds (Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2024	850	963
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds (Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2025	900	1,012
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds (Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2046	1,000	1,068
Industrial Dev. Auth. of the County of Prince William, Student Housing Rev. Bonds (George Mason University Foundation Prince William Housing LLC Project), Series 2011-A, 5.125% 2041	3,400	3,769
Prince William County, Gateway Community Dev. Auth., Special Assessment Ref. Bonds, Series 2012, 5.00% 2030	1,500	1,521
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024 (preref. 2019)	2,000	2,185
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027 (preref. 2019)	2,000	2,186
Public Building Auth., Public Facs. Rev. Bonds, Series 2015-B, 5.00% 2026	1,140	1,362
Public Building Auth., Public Facs. Rev. Bonds, Series 2014-A, 5.00% 2027	2,000	2,350
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2021 (preref. 2018)	1,055	1,122
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023 (preref. 2018)	1,000	1,063
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), 5.00% 2026	2,000	2,401
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), 5.00% 2028	2,000	2,368
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-A, 5.25% 2017	1,000	1,022
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-B, 5.25% 2017	1,000	1,022
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-A, 5.00% 2019	1,000	1,093
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2018	800	848
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	1,000	1,091
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2022	2,000	2,176
Public School Auth., Special Obligation Fncg. Bonds (Montgomery County), Series 2011, 5.00% 2022 (preref. 2021)	1,000	1,134
Rappahannock Regional Jail Auth., Fac. Capital Improvement and Rev. Ref. Bonds, 5.00% 2030	1,750	2,036
Rappahannock Regional Jail Auth., Fac. Capital Improvement and Rev. Ref. Bonds, 5.00% 2031	2,000	2,316
Rappahannock Regional Jail Auth., Fac. Capital Improvement and Rev. Ref. Bonds, 5.00% 2032	2,250	2,591
Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, 5.00% 2025	1,115	1,332
Resources Auth., Infrastructure Rev. Ref. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027 (preref. 2019)	1,000	1,101
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021 (preref. 2017)	2,610	2,679
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023 (preref. 2017)	2,500	2,566
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028 (preref. 2018)	1,500	1,599
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027 (preref. 2019)	1,750	1,923
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029 (preref. 2019)	1,500	1,648
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030 (preref. 2019)	1,500	1,648
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Bonds, notes & other debt instruments Virginia (continued)	Principal amount (000)	Value (000)
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), 5.00% 2025	$1,555	$1,894
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), 5.00% 2028 (preref. 2018)	1,000	1,069
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	940	943
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	60	64
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028 (preref. 2018)	955	1,020
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028 (preref. 2018)	555	593
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020	95	101
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020 (preref. 2018)	700	748
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023	260	276
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023 (preref. 2018)	1,765	1,887
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	745	790
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027 (preref. 2018)	4,875	5,211
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027 (preref. 2018)	380	406
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038 (preref. 2018)	1,000	1,069
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	210	230
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028 (preref. 2019)	820	903
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024	1,215	1,388
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024 (preref. 2021)	235	272
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 2027	1,365	1,550
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 2027 (preref. 2021)	635	734
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2014-B, 5.00% 2027	1,000	1,179
Resources Auth., Infrastructure Rev. Bonds, Series 2008-B, 5.00% 2020 (preref. 2018)	60	64
Resources Auth., Infrastructure Rev. Bonds, Series 2008-B, 5.00% 2023 (preref. 2018)	145	155
City of Richmond, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2029	1,000	1,088
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2027 (preref. 2019)	1,000	1,074
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2035 (preref. 2019)	1,800	1,934
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	1,000	1,153
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,675	1,979
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	3,520	4,114
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,600	1,846
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2029	1,375	1,578
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	1,500	1,709
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032	1,000	1,126
Richmond Metropolitan Auth., Expressway Rev. Ref. Bonds, Series 2002, FGIC-National insured, 5.25% 2017	1,120	1,141
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, Assured Guaranty insured, 5.00% 2023 (preref. 2018)	1,460	1,558
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, Assured Guaranty insured, 5.00% 2032 (preref. 2018)	1,500	1,601
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2005-C, Assured Guaranty Municipal insured, 5.00% 2017	1,400	1,423
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Assured Guaranty Municipal insured, 5.00% 2020	985	1,091
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Assured Guaranty Municipal insured, 5.00% 2020 (escrowed to maturity)	15	17
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Assured Guaranty Municipal insured, 5.00% 2038	985	1,048
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Assured Guaranty Municipal insured, 5.00% 2038 (preref. 2020)	15	17
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	8,106
Small Business Fncg. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	2,082
City of Spotsylvania, Water and Sewer System Rev. Ref. Bonds, 5.00% 2026	3,000	3,584
Stafford County, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2032	1,500	1,658
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Bonds, notes & other debt instruments Virginia (continued)	Principal amount (000)	Value (000)
Stafford County, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2033	$750	$825
Stafford County, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2035	1,320	1,439
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-B-1, 5.00% 2047	3,755	3,315
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,143
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2030	1,000	1,125
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2031	1,000	1,124
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, 4.00% 2033	2,630	2,774
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, 5.00% 2027	2,485	2,984
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2034 (preref. 2017)	1,000	1,017
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series A, Assured Guaranty Municipal insured, 5.15% 2020	820	879
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2026	1,000	1,114
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2030	1,200	1,312
City of Virginia Beach, Dev. Auth., Hospital Rev. Ref. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	950	966
City of Virginia Beach, Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2020 (preref. 2017)	1,000	1,019
Industrial Dev. Auth. of Washington County, Hospital Rev. Ref. Bonds (Mountain States Health Alliance), Series 2009-C, 7.75% 2038	2,000	2,176
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	1,766	1,769
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024 (preref. 2017)	2,200	2,229
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group), Series 2009-E, 5.625% 2044 (preref. 2019)	1,300	1,410
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), 5.00% 2035	1,000	1,112
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), 5.00% 2044	2,000	2,180
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2014-A, 5.00% 2044	3,000	3,245
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	8,750	8,802
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 1.875% 2040 (put 2020)	2,200	2,185
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 1.875% 2033 (put 2019)	3,000	3,026
		374,104
Washington 2.94%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC-National insured, 5.25% 2021	4,500	4,989
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Green Bonds, Series 2016-S-1, 5.00% 2031	1,000	1,187
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Green Bonds, Series 2016-S-1, 5.00% 2033	1,305	1,533
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Green Bonds, Series 2016-S-1, 5.00% 2036	3,000	3,482
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2007-A, 5.00% 2034 (preref. 2017)	5,000	5,156
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2015-S-1, 5.00% 2045	5,000	5,670
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2012-A, 5.00% 2017	17,000	17,301
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2015-C, National insured, 5.00% 2030	1,250	1,453
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2016-A, 5.00% 2024	450	538
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Bonds, notes & other debt instruments Washington (continued)	Principal amount (000)	Value (000)
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2015-C, 5.00% 2026	$1,500	$1,792
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2016-A, 5.00% 2027	4,925	5,929
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2023	5,000	5,790
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2021	2,500	2,857
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.00% 2027	4,000	4,303
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.25% 2029	2,500	2,704
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.50% 2039	6,500	7,015
Various Purpose G.O. Bonds, Series 2017-A, 5.00% 2036	5,000	5,732
Various Purpose G.O. Bonds, Series 2017-A, 5.00% 2037	5,000	5,723
Various Purpose G.O. Bonds, Series 2017-D, 5.00% 2042	3,000	3,437
Various Purpose G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 2033	4,000	4,639
Public Utility Dist. No. 2 of Grant County, Priest Rapids Hydroelectric Project Rev. Ref. Bonds, Series 2015-A, 5.00% 2041	5,000	5,590
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, 1.66% 2035 (put 2021)[1]	59,750	59,475
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), 5.00% 2026	1,500	1,741
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), 5.00% 2027	1,000	1,149
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), 5.00% 2033	1,500	1,652
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2032 (preref. 2021)	750	868
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2031	4,625	4,886
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2036	870	897
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2041	645	661
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2028	1,500	1,651
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2029	1,750	1,912
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2030	1,500	1,625
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2039	6,825	7,154
Health Care Facs. Auth., Rev. Ref. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.375% 2031 (preref. 2018)	3,000	3,208
Health Care Facs. Auth., Rev. Ref. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.50% 2035 (preref. 2018)	5,000	5,357
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2027	500	569
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	1,000	1,134
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2014-C, 5.00% 2044	4,500	4,941
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	22,000	22,446
Health Care Facs. Auth., Rev. Ref. Bonds (Multicare Health System), Series 2015-A, 5.00% 2031	2,335	2,669
Health Care Facs. Auth., Rev. Ref. Bonds (Multicare Health System), Series 2015-A, 5.00% 2033	2,480	2,797
Health Care Facs. Auth., Rev. Ref. Bonds (Multicare Health System), Series 2015-A, 5.00% 2034	2,565	2,879
Higher Education Facs. Auth., Rev. and Rev. Ref. Bonds (Whitworth University Project), Series 2016-A, 5.00% 2032	2,810	3,059
Higher Education Facs. Auth., Rev. and Rev. Ref. Bonds (Whitworth University Project), Series 2016-A, 5.00% 2034	1,510	1,629
Higher Education Facs. Auth., Rev. Bonds (Gonzaga University Project), Series 2013-A, 5.25% 2043	9,765	10,671
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2020 (preref. 2019)	2,850	3,084
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2029	2,485	2,689
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2029 (preref. 2019)	3,515	3,803
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Emerald Heights Project), Series 2013, 5.00% 2028	1,100	1,195
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Bonds, notes & other debt instruments Washington (continued)	Principal amount (000)	Value (000)
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 6.50% 2030[2]	$800	$798
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 6.75% 2035[2]	820	818
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 2045[2]	3,415	3,412
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 2050[2]	3,400	3,375
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-B-3, 4.375% 2021[2]	2,550	2,550
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 2044[2]	15,880	17,987
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 2049[2]	6,000	6,798
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	295	309
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-B, 4.25% 2032	1,295	1,346
Housing Fin. Commission, Single Family Program Bonds, Series 2014-1-N, 3.00% 2037	260	266
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	180	183
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2015-1-N, 3.45% 2030	2,250	2,245
King County, Limited Tax G.O. Bonds, Series 2007-E, 5.00% 2027 (preref. 2017)	6,045	6,252
King County, Sewer Rev. and Rev. Ref. Bonds, Series 2011-B, 5.00% 2034	4,435	4,911
King County, Sewer Rev. and Rev. Ref. Bonds, Series 2011-B, 5.00% 2034 (preref. 2021)	5,565	6,285
King County, Sewer Rev. Ref. Bonds, 5.00% 2040	5,050	5,651
Motor Vehicle Fuel Tax G.O. Bonds, Series 2014-B, 5.00% 2031	2,000	2,296
Motor Vehicle Fuel Tax G.O. Bonds, Series 2017-B, 5.00% 2036	5,000	5,732
Motor Vehicle Fuel Tax G.O. Bonds, Series 2017-B, 5.00% 2040	5,000	5,706
Motor Vehicle Fuel Tax G.O. Ref. Bonds, 5.00% 2025	3,000	3,467
Motor Vehicle Fuel Tax G.O. Ref. Bonds, Series R-2005-B, 5.00% 2028 (preref. 2018)	5,000	5,281
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2015-B-1, 1.34% 2045 (put 2018)[1]	3,200	3,200
City of Seattle, Water System Rev. Ref. and Improvement Bonds, Series 2008, 5.00% 2027 (preref. 2018)	3,000	3,122
City of Seattle, Water System Rev. Ref. and Improvement Bonds, Series 2008, 5.00% 2029 (preref. 2018)	5,000	5,203
Port of Seattle, Passenger Fac. Charge Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	5,000	5,542
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2018	7,920	8,453
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2019	3,630	4,003
Port of Seattle, Rev. Bonds, Series 2009-A, 5.25% 2028	10,425	11,140
Port of Seattle, Rev. Ref. Bonds, Series 2010-B, 5.00% 2030	2,600	2,842
Port of Seattle, Rev. Ref. Bonds, Series 2015-B, 5.00% 2026	1,000	1,170
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2026	9,940	9,967
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2027	2,500	2,528
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.25% 2029	5,000	5,250
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.25% 2031	1,940	2,094
Health Care Facs. Auth., Rev. Ref. Bonds (Seattle Children’s Hospital), Series 2010-B, 5.00% 2020	100	112
		402,915
West Virginia 0.08%
County Commission of Pleasants County, Pollution Control Rev. Ref. Bonds (Allegheny Energy Supply Co., LLC Pleasants Station Project), Series 2007-F, 5.25% 2037	11,000	10,570
West Virginia University, Board of Governors Improvement Rev. Bonds (West Virginia University Projects), Series 2014-C, 1.19% 2041 (put 2019)[1]	675	674
		11,244
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Bonds, notes & other debt instruments Wisconsin 1.91%	Principal amount (000)	Value (000)
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2027 (preref. 2018)	$7,245	$7,631
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2028 (preref. 2018)	2,620	2,760
General Fund Annual Appropriation Rev. Bonds, Series 2009-A, 5.75% 2033	4,525	4,920
General Fund Annual Appropriation Rev. Bonds, Series 2009-A, 5.75% 2033 (preref. 2019)	475	522
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036 (preref. 2019)	52,960	58,611
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-A, 5.25% 2034	2,000	2,157
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036	5,125	5,554
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-1, 4.00% 2043 (put 2018)	2,500	2,577
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-4, 5.00% 2043 (put 2021)	7,000	7,906
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2010-E, 5.00% 2033	11,000	11,935
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 4.00% 2039	9,500	9,500
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 5.00% 2039	9,000	10,017
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2035	3,155	3,373
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2042	10,310	10,925
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2046	5,150	5,445
Health and Educational Facs. Auth., Rev. Bonds (Saint John’s Communities, Inc.), Series 2015-B, 5.00% 2037	465	483
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2015, 5.00% 2044	4,000	4,329
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2026	11,000	12,156
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2028	1,000	1,097
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2013-A, 5.125% 2031	1,750	1,915
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2022	3,645	3,882
Health and Educational Facs. Auth., Rev. Ref. Bonds (Childre’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2023	3,990	4,247
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2024	3,360	3,573
Health and Educational Facs. Auth., Rev. Ref. Bonds (Gundersen Lutheran), Series 2011-A, 5.25% 2039	9,000	9,755
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care), Series 2012-C, 5.00% 2026 (preref. 2022)	30	35
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2031	460	512
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2033	500	552
Health and Educational Facs. Auth., Rev. Ref. Bonds (The Monroe Clinic, Inc.), Series 2016, 4.00% 2031	450	464
Health and Educational Facs. Auth., Rev. Ref. Bonds (Thedacare, Inc.), Series 2015, 5.00% 2039	920	1,002
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 4.00% 2035	10,000	10,100
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 5.00% 2035	8,710	9,745
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 5.00% 2036	3,000	3,347
Health and Educational Facs. Auth., Rev. Bonds (The Medical College of Wisconsin, Inc.), Series 2016, 5.00% 2041	2,000	2,239
Milwaukee County, Airport Rev. Bonds, Series 2010-A, 5.00% 2034	2,000	2,153
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	1,000	1,012
Public Fin. Auth., Student Housing Rev. Bonds (CHF - Cullowhee, LLC - Western Carolina University Project), 5.25% 2047	1,000	1,050
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2029	3,150	3,562
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2030	1,050	1,176
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2031	3,115	3,463
The Tax-Exempt Bond Fund of America — Page 98 of 101

unaudited
Bonds, notes & other debt instruments Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2032	$3,070	$3,387
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2040	17,630	18,863
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project), Series 1991-E, FGIC-National insured, 6.90% 2021	6,000	7,241
University of Wisconsin Hospitals and Clinics Auth., Rev. Bonds, Series 2013-A, 5.00% 2038	3,000	3,302
WPPI Energy, Power Supply System Rev. Ref. Bonds, Series 2013-A, 5.00% 2037	3,650	4,060
		262,535
Wyoming 0.03%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 2044	1,530	1,569
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	2,720	2,899
		4,468
Total bonds, notes & other debt instruments (cost: $12,683,199,000)		12,952,560
Short-term securities 5.58%
State of California, Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-S-3, 0.60% 2/6/2017	5,000	5,000
State of California, Various Purpose G.O. Commercial Paper, Series 2017-A-7, 0.74% 3/6/2017	2,000	2,000
State of California, City of Los Angeles, Dept. of Water and Power, Commercial Paper, Series 2017-A-2, 0.73% 3/6/2017	5,000	5,000
State of California, County of Los Angeles, 2016-17 Tax and Rev. Anticipation Notes, 3.00% 6/30/2017	60,000	60,605
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.59% 2026[1]	4,000	4,000
State of Colorado, Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program), Series D, 0.61% 2038[1]	2,900	2,900
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2016-A, 2.00% 6/27/2017	75,000	75,393
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-2, 0.68% 2/6/2017	4,700	4,700
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017, 0.78% 3/6/2017	8,290	8,290
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-1, 0.69% 2/7/2017	1,005	1,005
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-1, 0.70% 2/7/2017	2,405	2,405
State of Florida, School Board of Orange County, Certs. of Part., Series 2008-C, 0.71% 2025[1]	2,655	2,655
State of Idaho, Tax Anticipation Notes, Series 2016, 2.00% 6/30/2017	40,000	40,202
State of Iowa, Fin. Auth., Demand Private College Rev. Ref. Bonds (Drake University Project), Series 2008, Wells Fargo Bank LOC, 0.63% 2031[1]	18,625	18,625
State of Kentucky, Louisville and Jefferson County, Metropolitan Sewer Dist., Sewer and Drainage System Bond Anticipation Notes, Series 2016, 3.50% 2017	125	128
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobile Project), Series 1989, 0.55% 2019[1]	7,585	7,585
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2009-B, 0.74% 3/1/2017	11,000	11,000
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2016-A, 2.00% 4/24/2017	14,300	14,342
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.58% 2030[1]	3,000	3,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.60% 2030[1]	9,000	9,000
The Tax-Exempt Bond Fund of America — Page 99 of 101

unaudited
Short-term securities	Principal amount (000)	Value (000)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 0.58% 2030[1]	$8,000	$8,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 0.59% 2035[1]	1,525	1,525
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 0.58% 2035[1]	18,400	18,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.58% 2035[1]	9,000	9,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2014-B, 0.60% 2035[1]	15,250	15,250
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-A, 0.62% 2030[1]	9,700	9,700
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 0.60% 2033[1]	12,895	12,895
State of Nebraska, Hospital Auth. No. 2 of Douglas County, Health Facs. Rev. Ref. Bonds (Children’s Hospital Obligated Group), Series 2008-A, 0.63% 2032[1]	4,470	4,470
State of New York, Dormitory Auth. Rev., Higher Education Commercial Paper, Series 2002-C, 0.76% 4/3/2017	11,300	11,300
State of New York, Dormitory Auth., City University System, Consolidated Fifth General Resolution Rev. Bonds, Series 2008-C, 0.69% 2031[1]	19,835	19,835
State of New York, Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, Bank of America LOC, 0.68% 2032[1]	5,800	5,800
State of New York, Dormitory Auth., University of Rochester Rev. Bonds, Series 2003-A, JPMorgan Chase LOC, 0.63% 2031[1]	7,295	7,295
State of New York, New York City Industrial Dev. Agcy., Civic Fac. Ref. and Improvement Rev. Bonds (2005 American Civil Liberties Union Foundation, Inc. Project), Series 2005, JPMorgan Chase LOC, 0.63% 2035[1]	6,990	6,990
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2016-A-1-F, 2.00% 3/1/2017	10,000	10,010
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-1-E, 2.00% 3/1/2017	33,000	33,034
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-2C, 2.00% 2/1/2017	5,320	5,320
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.63% 2036[1]	23,485	23,485
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.63% 2035[1]	35,000	35,000
State of New York, City of New York, G.O. Bonds, Series 2008-J-5, 0.63% 2028[1]	19,195	19,195
State of New York, City of New York, G.O. Bonds, Series 2008-L-4, 0.62% 2038[1]	20,590	20,590
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 0.63% 2045[1]	15,740	15,740
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-4, 0.63% 2045[1]	13,050	13,050
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.63% 2045[1]	43,250	43,250
State of New York, New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003, Series 2002-1-C, 0.63% 2022[1]	6,985	6,985
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2003-F-2, 0.62% 2035[1]	23,600	23,600
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2006, Series 2005-B, 0.62% 2032[1]	29,850	29,850
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 0.63% 2050[1]	8,000	8,000
State of North Carolina, Capital Facs. Fin. Agcy., Higher Education Commercial Paper, Series 2016-A-2, 0.69% 2/3/2017	6,000	6,000
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2016-A, 2.00% 6/30/2017	35,390	35,577
The Tax-Exempt Bond Fund of America — Page 100 of 101

unaudited
Short-term securities	Principal amount (000)	Value (000)
State of Tennessee, Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds, Series 2004, Bank of America LOC, 0.69% 2034[1]	$1,355	$1,355
State of Tennessee, Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 0.69% 2034[1]	5,835	5,835
State of Texas, Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Medical Center), Series 2008, Subseries 2008-B-2, JPMorgan Chase LOC, 0.61% 2031[1]	2,850	2,850
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2017-H-2, 0.75% 2/7/2017	5,000	5,000
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 1.00% 6/30/2017	5,000	5,004
State of Texas, Tarrant County, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Methodist Hospitals of Dallas Project), Series 2008-A, JPMorgan Chase LOC, 0.62% 2041[1]	5,575	5,575
State of Virginia, Industrial Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2005-A, Bank of America LOC, 0.59% 2035[1]	1,380	1,380
State of Virginia, Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, Bank of America LOC, 0.61% 2030[1]	1,645	1,645
Total short-term securities (cost: $765,630,000)		765,625
Total investment securities 99.95% (cost: $13,448,829,000)		13,718,185
Other assets less liabilities 0.05%		7,161
Net assets 100.00%		$13,725,346

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $266,758,000, which represented 1.94% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Step bond; coupon rate will increase at a later date.

Key to abbreviations
Agcy. = Agency	Fin. = Finance
Auth. = Authority	Fncg. = Financing
Certs. of Part. = Certificates of Participation	G.O. = General Obligation
Dept. = Department	LOC = Letter of Credit
Dev. = Development	Preref. = Prerefunded
Dist. = District	Redev. = Redevelopment
Econ. = Economic	Ref. = Refunding
Fac. = Facility	Rev. = Revenue
Facs. = Facilities	TECP = Tax-Exempt Commercial Paper
Refer to the fund’s current shareholder report for additional disclosures.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-019-0317O-S54172	The Tax-Exempt Bond Fund of America — Page 101 of 101

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA

By _/s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: March 31, 2017

By __/s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 31, 2017